As filed with the SEC on May 24, 2013

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07674

TRANSAMERICA PARTNERS FUNDS GROUP

Investment Company Act file number: 811-07495

TRANSAMERICA PARTNERS FUNDS GROUP II

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1. Schedule of Investments.

The unaudited Schedules of Investment of Registrant as of March 31, 2013 are attached.

Transamerica Partners Funds Group

Transamerica Asset Allocation Funds

Quarterly Schedules of Investments

March 31, 2013

Money Market Fund

Transamerica Partners Money Market

Bond Funds

Transamerica Partners High Quality Bond

Transamerica Partners Inflation-Protected Securities

Transamerica Partners Core Bond

Transamerica Partners High Yield Bond

Balanced Fund

Transamerica Partners Balanced

Stock Funds

Transamerica Partners Large Value

Transamerica Partners Stock Index

Transamerica Partners Large Core

Transamerica Partners Large Growth

Transamerica Partners Mid Value

Transamerica Partners Mid Growth

Transamerica Partners Small Value

Transamerica Partners Small Core

Transamerica Partners Small Growth

Transamerica Partners International Equity

The above funds, except for Transamerica Partners Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.

Transamerica Partners Stock Index Fund is fully invested in the S&P 500 Stock Master Portfolio which is located in this report.

Asset Allocation Funds

Transamerica Asset Allocation – Short Horizon

Transamerica Asset Allocation – Short/Intermediate Horizon

Transamerica Asset Allocation – Intermediate Horizon

Transamerica Asset Allocation – Intermediate/Long Horizon

Transamerica Asset Allocation – Long Horizon

The above funds are “fund of funds” fully invested in various funds of the Transamerica Partners Funds Group.

Transamerica Asset Allocation – Short Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 8.6%
Transamerica Partners Large Growth (A)	106,424	$2,445,632
Transamerica Partners Large Value (A)	120,355	2,503,392
Transamerica Partners Small Core (A)	72,193	1,695,088
Fixed Income - 89.1%
Transamerica Partners Core Bond (A)	2,664,367	35,595,942
Transamerica Partners High Quality Bond (A)	1,085,215	12,577,642
Transamerica Partners High Yield Bond (A)	924,170	8,336,013
Transamerica Partners Inflation-Protected Securities (A)	1,038,248	12,635,478
International Equity - 2.1%
Transamerica Partners International Equity (A)	152,747	1,632,869
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	14,624	155,148

Total Investment Companies (cost $72,294,323)		77,577,204

Total Investment Securities (cost $72,294,323) (C)		77,577,204
Other Assets and Liabilities - Net		(5,847)

Net Assets		$77,571,357

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $72,294,323. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $5,282,881.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$77,577,204	$—	$—	$77,577,204

Total Investment Securities	$77,577,204	$—	$—	$77,577,204

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Short/Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 25.4%
Transamerica Partners Large Growth (A)	303,505	$6,974,535
Transamerica Partners Large Value (A)	359,199	7,471,332
Transamerica Partners Mid Growth (A) (B)	141,818	1,638,001
Transamerica Partners Mid Value (A)	107,542	1,727,125
Transamerica Partners Small Core (A)	72,839	1,710,267
Fixed Income - 67.5%
Transamerica Partners Core Bond (A)	1,874,496	25,043,261
Transamerica Partners High Quality Bond (A)	864,428	10,018,717
Transamerica Partners High Yield Bond (A)	727,189	6,559,240
Transamerica Partners Inflation-Protected Securities (A)	847,570	10,314,927
International Equity - 6.9%
Transamerica Partners International Equity (A)	499,610	5,340,836
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	14,507	153,902

Total Investment Companies (cost $69,846,700)		76,952,143

Total Investment Securities (cost $69,846,700) (C)		76,952,143
Other Assets and Liabilities - Net		(5,696)

Net Assets		$76,946,447

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $69,846,700. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $7,105,443.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$76,952,143	$—	$—	$76,952,143

Total Investment Securities	$76,952,143	$—	$—	$76,952,143

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Intermediate Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 41.1%
Transamerica Partners Large Growth (A)	1,291,649	$29,682,100
Transamerica Partners Large Value (A)	1,465,960	30,491,966
Transamerica Partners Mid Growth (A)	586,084	6,769,271
Transamerica Partners Mid Value (A)	444,527	7,139,103
Transamerica Partners Small Growth (A) (B)	421,284	6,079,135
Transamerica Partners Small Value (A)	536,789	7,230,541
Fixed Income - 47.1%
Transamerica Partners Core Bond (A)	3,637,776	48,600,684
Transamerica Partners High Quality Bond (A)	1,342,135	15,555,343
Transamerica Partners High Yield Bond (A)	1,465,828	13,221,769
Transamerica Partners Inflation-Protected Securities (A)	1,876,341	22,835,074
International Equity - 11.6%
Transamerica Partners International Equity (A)	2,313,584	24,732,208
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	40,110	425,518

Total Investment Companies (cost $182,649,259)		212,762,712

Total Investment Securities (cost $182,649,259) (C)		212,762,712
Other Assets and Liabilities - Net		(15,834)

Net Assets		$212,746,878

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $182,649,259. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $30,113,453.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$212,762,712	$—	$—	$212,762,712

Total Investment Securities	$212,762,712	$—	$—	$212,762,712

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Intermediate/Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 55.6%
Transamerica Partners Large Growth (A)	1,089,762	$25,042,737
Transamerica Partners Large Value (A)	1,217,744	25,329,080
Transamerica Partners Mid Growth (A) (B)	596,617	6,890,925
Transamerica Partners Mid Value (A)	422,334	6,782,682
Transamerica Partners Small Growth (A) (B)	414,275	5,977,981
Transamerica Partners Small Value (A)	514,334	6,928,074
Fixed Income - 27.9%
Transamerica Partners Core Bond (A)	1,443,505	19,285,229
Transamerica Partners High Quality Bond (A)	217,619	2,522,204
Transamerica Partners High Yield Bond (A)	624,883	5,636,444
Transamerica Partners Inflation-Protected Securities (A)	920,194	11,198,766
International Equity - 16.3%
Transamerica Partners International Equity (A)	2,116,973	22,630,444
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	31,317	332,238

Total Investment Companies (cost $116,512,705)		138,556,804

Total Investment Securities (cost $116,512,705) (C)		138,556,804
Other Assets and Liabilities - Net		(10,538)

Net Assets		$138,546,266

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $116,512,705. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $22,051,621 and $7,522, respectively. Net unrealized appreciation for tax purposes is $22,044,099.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$138,556,804	$—	$—	$138,556,804

Total Investment Securities	$138,556,804	$—	$—	$138,556,804

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	March 31, 2013 Form N-Q

Transamerica Asset Allocation – Long Horizon

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 69.3%
Transamerica Partners Large Growth (A)	945,203	$21,720,756
Transamerica Partners Large Value (A)	1,051,496	21,871,111
Transamerica Partners Mid Growth (A) (B)	547,263	6,320,886
Transamerica Partners Mid Value (A)	419,167	6,731,815
Transamerica Partners Small Growth (A) (B)	402,728	5,811,368
Transamerica Partners Small Value (A)	496,822	6,692,191
Fixed Income - 9.3%
Transamerica Partners Core Bond (A)	281,632	3,762,601
Transamerica Partners High Quality Bond (A)	40,738	472,149
Transamerica Partners High Yield Bond (A)	213,289	1,923,865
Transamerica Partners Inflation-Protected Securities (A)	251,649	3,062,568
International Equity - 21.2%
Transamerica Partners International Equity (A)	1,981,274	21,179,823
Money Market - 0.2%
Transamerica Partners Money Market (A) (B)	18,805	199,497

Total Investment Companies (cost $87,699,790)		99,748,630

Total Investment Securities (cost $87,699,790) (C)		99,748,630
Other Assets and Liabilities - Net		(7,567)

Net Assets		$99,741,063

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Each fund invests its assets in an affiliated fund of Transamerica Partners Funds Group.
(B)	Non-income producing security.
(C)	Aggregate cost for federal income tax purposes is $87,699,790. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $12,051,942 and $3,102, respectively. Net unrealized appreciation for tax purposes is $12,048,840.

VALUATION SUMMARY: (D)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Investment Companies	$99,748,630	$—	$—	$99,748,630

Total Investment Securities	$99,748,630	$—	$—	$99,748,630

(D)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Asset Allocation Funds	March 31, 2013 Form N-Q

Notes to Schedules of Investments

At March 31, 2013

(unaudited)

Transamerica Asset Allocation Funds (each a “Fund” and collectively, the “Funds”) is a non-diversified open-end management company as defined by the Investment Company Act of 1940, as amended. Each Fund invests all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”). The following is a summary of significant accounting policies followed by the Funds.

Security valuations: All investments in securities are recorded at their estimated fair value. The value of any Fund’s investment in a corresponding fund of Funds Group is valued at the net asset value per share of each fund determined at the close of business of the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, each day the NYSE is open for business. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Funds’ Board of Trustees has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular view of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment company securities: Investment company securities are valued at the net asset value (“NAV”) of the underlying funds. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2013 is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

Transamerica Partners Portfolios

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.3%
U.S. Treasury Note
0.13%, 08/31/2013	$10,450,000	$10,449,723
0.38%, 06/30/2013	10,450,000	10,457,132
0.50%, 05/31/2013	22,400,000	22,412,572
1.13%, 06/15/2013	23,100,000	23,151,124

Total U.S. Government Obligations (cost $66,470,551)		66,470,551

U.S. GOVERNMENT AGENCY OBLIGATION - 0.7%
Freddie Mac
0.15%, 06/17/2013 (A)	6,400,000	6,399,924

Total U.S. Government Agency Obligation (cost $6,399,924)		6,399,924

CORPORATE DEBT SECURITIES - 5.6%
Commercial Banks - 4.4%
Royal Bank of Canada, Series GMTN
1.13%, 01/15/2014	6,100,000	6,140,079
Svenska Handelsbanken
0.22%, 04/30/2013	9,750,000	9,750,043
0.28%, 04/15/2013	10,650,000	10,650,000
Westpac Banking Corp.
0.66%, 09/16/2013 - 144A (A)	13,150,000	13,176,018
Pharmaceuticals - 1.2%
Johnson & Johnson
0.70%, 05/15/2013	5,100,000	5,103,301
Novartis Capital Corp.
1.90%, 04/24/2013	6,000,000	6,006,979

Total Corporate Debt Securities (cost $50,826,420)		50,826,420

CERTIFICATES OF DEPOSIT - 13.2%
Commercial Banks - 13.2%
Bank of Nova Scotia
0.28%, 06/13/2013	18,700,000	18,700,000
Barclays Bank PLC
0.18%, 04/15/2013	15,850,000	15,850,000
Credit Suisse NY
0.23%, 06/11/2013	11,000,000	11,000,000
National Australia Bank, Ltd.
0.23%, 04/30/2013	17,900,000	17,900,000
Royal Bank of Canada
0.42%, 04/10/2013	12,350,000	12,350,000
Standard Chartered Bank
0.28%, 05/10/2013	19,100,000	19,100,000
Toronto-Dominion Bank
0.19%, 04/16/2013	15,450,000	15,450,000
Westpac Banking Corp.
0.35%, 04/25/2014	10,000,000	10,000,000

Total Certificates of Deposit (cost $120,350,000)		120,350,000

COMMERCIAL PAPER - 58.8%
Capital Markets - 6.8%
Goldman Sachs Co. Prom Note
0.48%, 06/05/2013 (B)	20,000,000	20,000,000
Royal Park Investments Funding Corp.
0.24%, 05/17/2013	12,500,000	12,495,917
0.28%, 06/20/2013 - 144A	30,000,000	29,980,633

	Principal	Value
COMMERCIAL PAPER (continued)
Commercial Banks - 22.1%
Australia & New Zealand Banking Group, Ltd.
0.19%, 06/07/2013 - 144A	$17,300,000	$17,293,608
Bank of Nova Scotia
0.08%, 04/01/2013	42,500,000	42,499,717
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.12%, 04/03/2013	17,300,000	17,299,712
Commonwealth Bank of Australia
0.22%, 05/08/2013 - 144A	17,800,000	17,799,890
DNB Bank ASA
0.26%, 09/17/2013 - 144A	11,500,000	11,485,714
Skandinaviska Enskilda Banken AB
0.28%, 08/26/2013 - 144A	20,000,000	19,976,042
0.30%, 04/08/2013	14,100,000	14,100,000
Societe Generale North America, Inc.
0.15%, 04/03/2013	25,000,000	24,999,496
0.16%, 04/01/2013	15,000,000	14,999,806
Standard Chartered Bank
0.25%, 07/11/2013 - 144A	11,200,000	11,191,911
Westpac Securities NZ, Ltd.
0.24%, 08/19/2013 - 144A	10,000,000	9,990,467
Diversified Financial Services - 24.4%
CAFCO LLC
0.30%, 06/26/2013 - 144A	28,000,000	27,978,491
0.32%, 06/24/2013 - 144A	4,800,000	4,796,288
Cancara Asset Securitisation LLC
0.19%, 04/22/2013 - 144A	5,000,000	4,999,367
0.24%, 06/18/2013 - 144A	13,400,000	13,392,764
CIESCO LLC
0.27%, 05/20/2013 - 144A	10,000,000	9,996,100
Harley-Davidson Financial Services, Inc.
0.29%, 04/09/2013 - 144A	4,300,000	4,299,619
JPMorgan Chase & Co.
0.25%, 04/08/2013	10,200,000	10,199,292
Kells Funding LLC
0.25%, 09/04/2013 (A)	10,000,000	9,988,958
0.25%, 09/18/2013	20,000,000	19,975,972
Mont Blanc Capital Corp.
0.28%, 06/24/2013 - 144A	6,900,000	6,895,331
Natixis US Finance Co. LLC
0.18%, 04/01/2013	40,000,000	39,999,400
Nieuw Amsterdam Receivables Corp.
0.20%, 04/18/2013 - 144A	12,000,000	11,998,667
Nordea North America, Inc.
0.19%, 06/11/2013	13,350,000	13,344,786
Sheffield Receivables Corp.
0.24%, 07/25/2013 - 144A	25,000,000	24,980,333
Straight-A Funding LLC
0.18%, 06/03/2013	5,000,000	4,998,350
Surrey Funding Corp.
0.17%, 04/12/2013 - 144A	5,000,000	4,999,670
0.25%, 05/13/2013 - 144A	10,000,000	9,996,875
Electric Utilities - 1.9%
American Electric Power Co., Inc.
0.30%, 05/03/2013 - 144A	4,300,000	4,298,746
Duke Energy Corp.
0.28%, 04/18/2013 - 144A	4,300,000	4,299,283
OGE Energy Corp.
0.30%, 04/03/2013 - 144A	4,300,000	4,299,821
Westar Energy, Inc.
0.34%, 04/03/2013 - 144A	4,300,000	4,299,797
Household Products - 2.4%
Procter & Gamble Co.
0.12%, 04/17/2013 - 144A	8,700,000	8,699,449
0.16%, 08/01/2013 - 144A	13,150,000	13,142,695

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Metals & Mining - 0.7%
BHP Billiton Finance USA, Ltd.
0.14%, 04/02/2013 - 144A	$6,300,000	$6,299,902
Multi-Utilities - 0.5%
Consolidated Edison, Inc.
0.25%, 04/04/2013 - 144A	4,300,000	4,299,821
Dominion Resources
0.33%, 05/06/2013 - 144A	250,000	249,913

Total Commercial Paper (cost $536,842,603)		536,842,603

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 12.2%
Fannie Mae
0.08%, 04/24/2013 (C)	17,150,000	17,148,960
0.11%, 07/15/2013 (C)	13,200,000	13,195,842
0.16%, 04/01/2013 (C)	4,600,000	4,599,939
Freddie Mac
0.07%, 04/05/2013 (C)	6,550,000	6,549,911
0.08%, 05/06/2013 (C)	14,600,000	14,598,736
0.11%, 05/17/2013 (C)	9,300,000	9,298,671
0.13%, 04/15/2013 (C)	9,700,000	9,699,404
0.14%, 06/17/2013 (C)	9,500,000	9,497,044
U.S. Treasury Bill 0.13%, 04/25/2013 (C)	26,700,000	26,697,397

Total Short-Term U.S. Government Obligations (cost $111,285,904)		111,285,904

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 2.2%
IADB Discount Notes
0.14%, 04/18/2013 (C)	19,950,000	19,948,891

Total Short-Term Foreign Government Obligation (cost $19,948,891)		19,948,891

REPURCHASE AGREEMENT - 0.0% (D)
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $156,355 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $160,772.	156,354	156,354

Total Repurchase Agreement (cost $156,354)		156,354

Total Investment Securities (cost $912,280,647) (E)		912,280,647
Other Assets and Liabilities - Net		58,490

Net Assets		$912,339,137

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $20,000,000, or 2.19% of the portfolio’s net assets.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Percentage rounds to less than 0.1%.
(E)	Aggregate cost for federal income tax purposes is $912,280,647.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $305,117,215 or 33.44% of the portfolio’s net assets.
GMTN	Global Medium Term Note

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$66,470,551	$—	$66,470,551
U.S. Government Agency Obligation	—	6,399,924	—	6,399,924
Corporate Debt Securities	—	50,826,420	—	50,826,420
Certificates of Deposit	—	120,350,000	—	120,350,000
Commercial Paper	—	536,842,603	—	536,842,603
Short-Term U.S. Government Obligations	—	111,285,904	—	111,285,904
Short-Term Foreign Government Obligation	—	19,948,891	—	19,948,891
Repurchase Agreement	—	156,354	—	156,354

Total Investment Securities	$—	$912,280,647	$—	$912,280,647

Other Assets (G)
Cash	$15,746	$—	$—	$15,746

Total Other Assets	$15,746	$—	$—	$15,746

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 14.4%
U.S. Treasury Note
0.13%, 12/31/2014 (A)	$51,000,000	$50,912,331
0.25%, 02/28/2015 (A)	10,000,000	10,000,780
0.25%, 08/15/2015	2,000,000	1,997,656

Total U.S. Government Obligations (cost $62,878,356)		62,910,767

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.3%
Fannie Mae
2.50%, 05/15/2014	950,000	974,510
4.00%, 07/25/2033	3,198	3,233
5.50%, 12/01/2022	438,081	477,832
6.00%, 07/01/2014 - 09/01/2014	33,085	33,722
Freddie Mac
3.38%, 03/15/2018	1,010,539	1,040,950
5.50%, 04/01/2017	151,685	162,562
6.50%, 04/01/2013	425	425
FREMF Mortgage Trust
Series 2013-K502, Class B
2.84%, 03/25/2045 - 144A (B)	1,820,000	1,856,152
Ginnie Mae
1.49%, 03/16/2043	3,930,000	3,984,611
4.52%, 12/20/2061	2,625,770	2,965,781
4.80%, 02/20/2063	3,778,431	4,281,435
5.32%, 04/20/2061	2,379,574	2,683,995
5.47%, 01/20/2060	7,234,184	8,209,930
5.59%, 11/20/2059	7,420,495	8,155,651
5.65%, 06/20/2059	4,676,463	5,181,699
5.75%, 12/15/2022	579,709	643,857

Total U.S. Government Agency Obligations (cost $40,494,032)		40,656,345

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Province of Ontario Canada
2.30%, 05/10/2016	4,795,000	5,027,557

Total Foreign Government Obligations (cost $4,895,677)		5,027,557

MORTGAGE-BACKED SECURITIES - 14.6%
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4
4.67%, 06/11/2041	2,600,000	2,777,905
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 - 144A	3,000,000	3,206,865
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class A3
5.31%, 12/10/2046	5,690,000	5,822,372
Series 2012-9W57, Class A
2.37%, 02/10/2029 - 144A	4,050,000	4,220,108
Commercial Mortgage Trust
Series 2004-GG1, Class A7
5.32%, 06/10/2036 (B)	4,079,912	4,194,321
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A2
5.59%, 09/15/2040	459,174	458,221
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2
5.17%, 08/15/2048	119,962	120,248

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 - 144A	$4,295,704	$4,609,342
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,400,000	1,512,588
Del Coronado Trust
Series 2013-HDC, Class A
1.00%, 03/15/2026 - 144A (B)	2,050,000	2,050,000
GS Mortgage Securities Trust
Series 2006-GG6, Class A2
5.51%, 04/10/2038 (B)	373,211	386,596
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	3,322,063	3,479,526
Series 2007-GG10, Class AAB
5.79%, 08/10/2045 (B)	4,402,867	4,622,693
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-C1, Class A3
5.79%, 02/15/2051	7,000,000	7,256,774
Series 2007-CB18, Class A3
5.45%, 06/12/2047	1,725,510	1,781,915
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A3
5.82%, 02/12/2051	950,000	986,719
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A4
4.93%, 09/15/2035 (B)	689,804	693,402
Series 2005-C7, Class A2
5.10%, 11/15/2030	24,138	24,253
Series 2006-C4, Class AAB
5.84%, 06/15/2032	2,674,627	2,790,417
Series 2007-C2, Class A2
5.30%, 02/15/2040	518,863	519,392
Merrill Lynch / Countrywide Commercial Mortgage Trust
Series 2007-8, Class A2
5.90%, 08/12/2049 (B)	1,696,378	1,754,597
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	160,953	161,215
Series 2006-C1, Class A2
5.64%, 05/12/2039 (B)	189,102	189,927
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (B)	762,901	781,056
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,490,640	1,535,351
Series 2007-C30, Class APB
5.29%, 12/15/2043	4,035,811	4,129,636
Series 2007-C33, Class A3
5.93%, 02/15/2051 (B)	3,635,773	3,764,930

Total Mortgage-Backed Securities (cost $63,303,100)		63,830,369

ASSET-BACKED SECURITIES - 27.9%
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B
9.79%, 04/15/2014	169,133	170,493
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	2,000,000	2,102,456
BMW Vehicle Owner Trust
Series 2010-A, Class A4
2.10%, 10/25/2016	3,823,991	3,841,834

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust
Series 2006-A3, Class A3
5.05%, 12/17/2018	$4,000,000	$4,500,208
Series 2007-A7, Class A7
5.75%, 07/15/2020	1,000,000	1,200,896
CarMax Auto Owner Trust
Series 2010-2, Class A3
1.41%, 02/16/2015	994,988	997,529
CenterPoint Energy Restoration Bond Co. LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	2,056,569	2,089,100
Chase Issuance Trust
Series 2012-A3, Class A3
0.79%, 06/15/2017	3,000,000	3,015,543
Series 2012-A5, Class A5
0.59%, 08/15/2017	3,875,000	3,871,873
Citibank Credit Card Issuance Trust
Series 2009-A4, Class A4
4.90%, 06/23/2016	2,100,000	2,215,269
CLI Funding LLC
Series 2013-1A
2.83%, 03/18/2028 - 144A	1,100,000	1,100,766
CNH Equipment Trust
Series 2009-C, Class A4
3.00%, 08/17/2015	942,977	944,168
Series 2009-C, Class B
4.98%, 04/15/2016	500,000	500,852
Series 2010-A, Class B
4.04%, 09/15/2016	2,175,000	2,205,058
Series 2010-B, Class A4
1.74%, 01/17/2017	4,400,000	4,433,462
Series 2011-B, Class A4
1.29%, 09/15/2017	3,495,000	3,543,203
Series 2012-C, Class B
1.30%, 03/16/2020	640,000	639,585
Detroit Edison Securitization Funding LLC
Series 2001-1, Class A6
6.62%, 03/01/2016	2,750,000	2,951,839
Discover Card Master Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	4,000,000	4,788,068
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
1.00%, 02/01/2016	900,703	915,270
Ford Credit Auto Owner Trust
Series 2010-B, Class A4
1.58%, 09/15/2015	2,725,000	2,750,084
Series 2010-B, Class B
2.54%, 02/15/2016	5,500,000	5,655,727
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,604,771
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1
1.50%, 09/15/2015	2,000,000	2,009,692
Series 2012-4, Class B
0.94%, 09/15/2016	555,000	555,105
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 01/15/2018	4,400,000	4,440,374
Series 2012-5, Class B
1.51%, 06/15/2018	1,850,000	1,868,234
GE Equipment Transportation LLC
Series 2011-1, Class A4
1.33%, 05/20/2019	1,000,000	1,005,195
Series 2013-1, Class B
1.23%, 03/24/2021	2,150,000	2,152,584

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Government National Mortgage
1.00%, 03/13/2033	$3,930,000	$3,969,300
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	2,000,000	2,027,464
Series 2011-1A, Class B
1.84%, 01/17/2017 - 144A	1,500,000	1,528,492
Hyundai Auto Receivables Trust
Series 2010-B, Class A4
1.63%, 03/15/2017	2,000,000	2,032,770
Series 2011-A, Class A4
1.78%, 12/15/2015	3,000,000	3,043,113
Series 2012-C, Class C
1.42%, 02/15/2019	1,010,000	1,015,934
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440,000	1,439,688
Macquarie Equipment Funding Trust
Series 2011-A, Class A3
1.91%, 04/20/2017 - 144A	1,698,135	1,713,414
MBNA Credit Card Master Note Trust
Series 2004-B1, Class B1
4.45%, 08/15/2016	1,100,000	1,139,826
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	208,817	209,243
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	4,436,880	4,567,643
Series 2011-AA, Class A3
1.27%, 09/15/2015 - 144A	1,350,000	1,354,493
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.75%, 10/26/2020 (B)	762,399	757,275
SMART Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,100,000
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	498,771	499,271
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4
2.14%, 08/22/2016	1,102,842	1,109,106
Series 2011-1, Class A3
1.22%, 06/22/2015 (A)	2,318,499	2,327,998
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,849,873
Volvo Financial Equipment LLC
Series 2012-1A, Class C
2.38%, 09/16/2019 - 144A	2,250,000	2,297,200
World Financial Network Credit Card Master Trust
Class A
1.61%, 12/15/2021 - 144A	5,000,000	5,025,345
Series 2009-D, Class A
4.66%, 05/15/2017	1,250,000	1,265,391
Series 2010-A, Class A
3.96%, 04/15/2019	4,750,000	5,083,103
World Omni Auto Receivables Trust
Series 2010-A, Class A4
2.21%, 09/15/2013	1,423,862	1,434,783
World Omni Automobile Lease Securitization Trust
Series 2011-A, Class A3
1.49%, 10/15/2014	3,299,284	3,308,008
Series 2012-A, Class B
1.49%, 02/15/2018	865,000	868,904

Total Asset-Backed Securities (cost $121,373,888)		122,036,875

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 30.5%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	$1,320,000	$1,370,963
Beverages - 1.8%
Bottling Group LLC
6.95%, 03/15/2014 (A)	4,210,000	4,461,766
Diageo Finance BV
5.50%, 04/01/2013	3,320,000	3,320,000
Capital Markets - 2.1%
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 (A)	3,005,000	3,191,289
Morgan Stanley, Series GMTN
0.61%, 01/09/2014 (B)	6,100,000	6,085,982
Chemicals - 0.8%
Airgas, Inc.
4.50%, 09/15/2014 (A)	3,301,000	3,474,451
Commercial Banks - 5.7%
Bank of Montreal
Series 2010-2, Class A4
1.40%, 09/11/2017	3,460,000	3,465,190
Bank of Nova Scotia
1.35%, 01/12/2015 (B)	3,875,000	3,925,999
Credit Suisse
5.50%, 05/01/2014	4,230,000	4,450,146
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,221,368
KFW
1.00%, 01/12/2015	1,250,000	1,263,571
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,395,340
Wells Fargo Bank NA
Series AI, Class AF5B
4.75%, 02/09/2015	5,000,000	5,342,205
Consumer Finance - 2.0%
American Express Credit Corp.
Series 2012-5, Class A
1.13%, 06/24/2014 (A) (B)	4,345,000	4,377,622
Capital One Financial Corp.
Series 2013-1, Class A2
7.38%, 05/23/2014	2,200,000	2,361,639
Series 2013-1, Class C
2.13%, 07/15/2014	2,195,000	2,229,332
Diversified Consumer Services - 1.1%
Yale University, Series MTN
2.90%, 10/15/2014	4,688,000	4,859,932
Diversified Financial Services - 6.4%
Bank of America Corp., Series GMTN
4.90%, 05/01/2013	3,025,000	3,035,364
Citigroup, Inc., Series GMTN
5.50%, 10/15/2014	4,625,000	4,935,314
CME Group, Inc.
5.40%, 08/01/2013	2,275,000	2,311,361
Ford Motor Credit Co., LLC
3.98%, 06/15/2016	1,750,000	1,854,046
4.21%, 04/15/2016	2,060,000	2,192,899
General Electric Capital Corp.
Series 2006-A3, Class A3
1.63%, 07/02/2015 (A)	7,700,000	7,831,478
JPMorgan Chase & Co.
2.00%, 08/15/2017	5,610,000	5,712,573

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.3%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	$1,300,000	$1,307,371
Electric Utilities - 0.5%
Hydro-Quebec
1.38%, 06/19/2017	2,160,000	2,188,512
Food & Staples Retailing - 0.3%
CVS Caremark Corp.
3.25%, 05/18/2015	1,100,000	1,158,196
Insurance - 3.1%
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	2,465,000	2,587,013
Metropolitan Life Global Funding I
1.50%, 01/10/2018 - 144A (A)	3,600,000	3,615,700
2.50%, 09/29/2015 - 144A	3,685,000	3,829,879
New York Life Global Funding
1.30%, 10/30/2017 - 144A	3,745,000	3,744,161
Machinery - 0.9%
Caterpillar, Inc.
1.38%, 05/27/2014	3,775,000	3,817,355
Media - 0.6%
Comcast Corp.
5.30%, 01/15/2014	2,600,000	2,699,609
Office Electronics - 0.7%
Xerox Corp.
8.25%, 05/15/2014 (A)	3,005,000	3,242,536
Oil, Gas & Consumable Fuels - 1.8%
Shell International Finance BV
4.00%, 03/21/2014	4,025,000	4,164,973
Total Capital Canada, Ltd.
1.63%, 01/28/2014 (A)	1,960,000	1,979,992
Total Capital SA
3.00%, 06/24/2015	1,500,000	1,576,920
Pharmaceuticals - 0.5%
Novartis Capital Corp.
Series 2012-1, Class A
4.13%, 02/10/2014	2,015,000	2,076,861
Real Estate Investment Trusts - 0.7%
Simon Property Group, LP
5.10%, 06/15/2015	2,975,000	3,253,659
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV
Series 2012-4, Class A2
2.38%, 09/08/2016	3,618,000	3,721,735

Total Corporate Debt Securities (cost $131,081,982)		133,634,302

CONVERTIBLE BOND - 0.8%
Consumer Finance - 0.8%
American Express Credit Corp., Series MTN
2.38%, 03/24/2017 (A)	3,305,000	3,455,953

Total Convertible Bond (cost $3,297,765)		3,455,953

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	78,503,030	78,503,030

Total Securities Lending Collateral (cost $78,503,030)		78,503,030

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $6,900,599 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 12/25/2038, and with a total value of $7,039,660.	$6,900,576	$6,900,576

Total Repurchase Agreement (cost $6,900,576)		6,900,576

Total Investment Securities (cost $512,728,406) (D)		516,955,774
Other Assets and Liabilities - Net		(79,068,217)

Net Assets		$437,887,557

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $76,923,606. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $512,728,406. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $5,270,627 and $1,043,259, respectively. Net unrealized appreciation for tax purposes is $4,227,368.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $48,849,480 or 11.16% of the portfolio’s net assets.
GMTN	Global Medium Term Note
MTN	Medium Term Note

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$62,910,767	$—	$62,910,767
U.S. Government Agency Obligations	—	40,656,345	—	40,656,345
Foreign Government Obligations	—	5,027,557	—	5,027,557
Mortgage-Backed Securities	—	63,830,369	—	63,830,369
Asset-Backed Securities	—	122,036,875	—	122,036,875
Corporate Debt Securities	—	133,634,302	—	133,634,302
Convertible Bond	—	3,455,953	—	3,455,953
Securities Lending Collateral	78,503,030	—	—	78,503,030
Repurchase Agreement	—	6,900,576	—	6,900,576

Total Investment Securities	$78,503,030	$438,452,744	$—	$516,955,774

Other Assets (F)
Cash	$46,063	$—	$—	$46,063

Total Other Assets	$46,063	$—	$—	$46,063

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(78,503,030)	$—	$(78,503,030)

Total Other Liabilities	$—	$(78,503,030)	$—	$(78,503,030)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Inflation Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS - 96.1%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (A)		$2,575,000	$2,388,001
3.13%, 02/15/2042		135,000	135,675
3.13%, 02/15/2043 (A)		1,150,000	1,152,156
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043		4,044,929	4,054,410
0.75%, 02/15/2042		9,964,198	10,399,355
1.75%, 01/15/2028		9,191,378	11,683,106
2.00%, 01/15/2026		3,705,529	4,822,398
2.13%, 02/15/2040 - 02/15/2041		11,067,867	15,631,565
2.38%, 01/15/2025 - 01/15/2027		23,492,653	31,645,428
2.50%, 01/15/2029		7,017,287	9,802,273
3.38%, 04/15/2032		922,586	1,483,345
3.63%, 04/15/2028		7,535,950	11,763,151
3.88%, 04/15/2029		9,759,743	15,855,765
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 (B)		48,324,823	51,337,586
0.13%, 04/15/2017 - 07/15/2022		26,272,445	28,508,465
0.13%, 01/15/2023 (A)		19,616,301	21,159,554
0.50%, 04/15/2015		18,540,170	19,475,874
0.63%, 07/15/2021		190,276	217,628
1.13%, 01/15/2021		4,519,629	5,328,217
1.25%, 04/15/2014 (A)		9,724,038	10,046,147
1.25%, 07/15/2020		1,414,397	1,689,430
1.38%, 01/15/2020		3,206,776	3,819,822
1.63%, 01/15/2015		2,640,133	2,816,074
1.88%, 07/15/2013 - 07/15/2015		10,598,280	11,321,741
1.88%, 07/15/2019 (B)		463,579	567,486
2.00%, 01/15/2014 - 01/15/2016		22,889,278	24,022,510
2.13%, 01/15/2019		1,469,181	1,791,942
2.50%, 07/15/2016		8,473,115	9,802,334
U.S. Treasury Note
0.88%, 04/30/2017		3,435,000	3,476,059
2.00%, 02/15/2023 (A)		6,055,000	6,131,632

Total U.S. Government Obligations (cost $305,194,363)			322,329,129

FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Hellenic Republic Government Bond
4.40%, 10/15/2042 (C)	EUR	366,000	3,820
International Bank for Reconstruction & Development
Series CPI
2.09%, 12/10/2013 (C)		$315,000	314,937
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	EUR	1,647,444	2,144,046
2.15%, 09/15/2014		618,031	814,089

Total Foreign Government Obligations (cost $3,204,207)			3,276,892

	Principal		Value
MORTGAGE-BACKED SECURITY - 0.1%
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041		$127,986	$128,358

Total Mortgage-Backed Security (cost $122,732)			128,358

STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Bear Stearns Cos. LLC, Series MTN
5.37%, 03/10/2014 (C)		649,000	659,105

Total Structured Notes Debt (cost $636,273)			659,105

	Notional Amount		Value
PURCHASED SWAPTIONS - 0.3%
Put Options - 0.3%
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 2.50%, European Style
Expires 06/08/2022
Counterparty: DUB	EUR	3,200,000	480,580
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.00%, European Style
Expires 03/13/2014
Counterparty: DUB		$10,600,000	110,839
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.25%, European Style
Expires 01/29/2016
Counterparty: DUB		5,600,000	236,733
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.25%, European Style
Expires 02/01/2016
Counterparty: DUB		5,600,000	237,280
OTC- If exercised the Series receives floating 3 month LIBOR, and pays 3.90%, European Style
Expires 09/19/2013
Counterparty: CITI		3,600,000	274

Total Purchased Swaptions (cost $1,144,703)			1,065,706

	Shares		Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
BlackRock Provident TempFund 24		1,074,813	1,074,813

Total Short-Term Investment Company (cost $1,074,813)			1,074,813

SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (D)		29,910,501	29,910,501

Total Securities Lending Collateral (cost $29,910,501)			29,910,501

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Inflation Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares		Value
SECURITIES LENDING COLLATERAL (continued)
Total Investment Securities (cost $341,287,592) (E)			$358,444,504
Other Assets and Liabilities - Net			(23,163,685)

Net Assets			$335,280,819

	Notional Amount		Value
WRITTEN OPTIONS - (0.1%)
Call Options - (0.1%)
10-Year U.S. Treasury Note Future
Exercise Price $131.00
Expires 04/26/2013		$91,000	(110,906)
OTC- Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index Value EUR2.50
Expires 04/26/2022
Counterparty: DUB	EUR	1,070,000	(48,337)
OTC- USD vs. EUR
Exercise Price EUR1.38
Expires 05/01/2013
Counterparty: DUB		2,475,000	(57)
OTC- USD vs. JPY
Exercise Price $91.00
Expires 04/16/2013
Counterparty: UBS		$1,695,000	(59,478)
Put Options - (0.0%) (F)
10-Year U.S. Treasury Note Future
Exercise Price $129.00
Expires 04/26/2013		91,000	(2,844)
OTC- USD vs. EUR
Exercise Price EUR1.27
Expires 05/31/2013
Counterparty: DUB	EUR	2,565,000	(35,276)

Total Written Options (premiums $(274,836))			(256,898)

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Value
Call- OTC 10-Year Interest Rate Swap	CITI	3-Month USD LIBOR BBA	Receive	2.15%	09/09/2013		$3,600,000	$(81,072)	$(58,237)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.25	06/27/2014		4,500,000	(47,362)	(35,023)
Call- OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Receive	1.25	08/18/2014		8,000,000	(55,200)	(59,726)
Call- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Receive	1.40	02/13/2015		6,000,000	(47,766)	(54,510)
Put- OTC 20-Year Interest Rate Swap	DUB	6-Month EUR EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(193,993)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.25	06/27/2014		$4,500,000	(47,363)	(24,192)
Put- OTC 5-Year Interest Rate Swap	BCLY	3-Month USD LIBOR BBA	Pay	2.25	08/18/2014		8,000,000	(120,000)	(55,656)
Put- OTC 5-Year Interest Rate Swap	DUB	3-Month USD LIBOR BBA	Pay	2.40	02/13/2016		6,000,000	(85,434)	(70,202)

								$(634,466)	$(551,539)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Inflation Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS: (G) (H)

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.43%	04/02/2015	DUB	USD	$26,900,000	$6,796	$—	$6,796
3-Month USD-LIBOR	1.97	03/07/2023	DUB	USD	1,900,000	(3,994)	—	(3,994)
3-Month USD-LIBOR	1.98	03/07/2023	DUB	USD	1,900,000	(2,721)	—	(2,721)
3-Month USD-LIBOR	2.06	02/04/2023	DUB	USD	2,200,000	19,680	—	19,680
3-Month USD-LIBOR	2.06	02/04/2023	DUB	USD	100,000	895	342	553
3-Month USD-LIBOR	2.50	03/17/2024	DUB	USD	2,600,000	35,362	—	35,362
3-Month USD-LIBOR	3.01	04/02/2043	GSC	USD	500,000	1,985	—	1,985

						$58,003	$342	$57,661

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	0.38%	11/15/2014	DUB	USD	$8,000,000	$(5,795)	$—	$(5,795)
3-Month USD-LIBOR	0.43	02/07/2015	CITI	USD	19,000,000	(9,517)	—	(9,517)
3-Month USD-LIBOR	2.49	07/09/2042	DUB	USD	1,000,000	97,785	—	97,785
3-Month USD-LIBOR	2.51	08/10/2042	DUB	USD	1,000,000	95,866	—	95,866
3-Month USD-LIBOR	2.58	11/29/2042	DUB	USD	1,400,000	108,159	—	108,159
3-Month USD-LIBOR	2.72	08/21/2042	DUB	USD	1,000,000	53,735	—	53,735

						$340,233	$—	$340,233

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Long	238	06/19/2013	$163,390
2-Year U.S. Treasury Note	Short	(27)	06/28/2013	(464)
30-Year U.S. Treasury Bond	Short	(65)	06/19/2013	(51,217)
5-Year U.S. Treasury Note	Long	78	06/28/2013	23,958
U.K. Long Gilt Bond	Short	(43)	06/26/2013	(123,575)
Ultra Long U.S. Treasury Bond	Short	(39)	06/19/2013	(40,808)

				$(28,716)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	3,900,000	04/23/2013	$5,053,000	$(53,034)
EUR	CITI	(9,700,000)	04/23/2013	(12,925,250)	489,438
EUR	CSFB	(1,015,000)	04/23/2013	(1,365,611)	64,338
EUR	CSFB	(1,605,000)	04/23/2013	(2,198,627)	140,949
EUR	GSC	(1,022,000)	04/23/2013	(1,376,381)	66,134
EUR	GSC	817,000	04/23/2013	1,058,781	(11,353)
EUR	RBS	(660,000)	04/23/2013	(870,231)	24,083
EUR	UBS	1,000,000	04/23/2013	1,334,774	(52,731)
EUR	UBS	820,000	04/23/2013	1,094,776	(43,501)
EUR	UBS	(620,000)	04/23/2013	(834,074)	39,207
JPY	BCLY	148,335,000	05/20/2013	1,561,398	14,920
JPY	BNP	(362,297,000)	05/20/2013	(3,881,302)	31,265

					$709,715

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Inflation Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BNP	1,235,497	05/13/2013	$1,654,269	$(70,076)
CHF	BNP	(1,520,000)	05/13/2013	(1,654,269)	52,220
NOK	GSC	4,705,330	05/21/2013	847,693	(43,718)
AUD	GSC	(825,000)	05/21/2013	(847,693)	(7,930)
NOK	UBS	4,748,190	05/21/2013	840,343	(29,045)
AUD	UBS	(815,000)	05/21/2013	(840,343)	(4,908)
NOK	DUB	4,875,008	04/17/2013	834,426	(330)
AUD	DUB	(800,000)	04/17/2013	(834,426)	2,563

					$(101,224)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BCLY	$(100,462)	$—	$(100,462)
BNP	13,409	—	13,409
BOA	(53,034)	—	(53,034)
CITI	421,958	—	421,958
CSFB	205,287	—	205,287
DUB	1,011,843	(1,000,000)	11,843
GSC	5,118	—	5,118
MSC	—	60,000	60,000
RBS	24,083	—	24,083
UBS	(150,456)	—	(150,456)

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $29,300,803. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $677,506.
(C)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $341,287,592. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $17,793,177 and $636,265, respectively. Net unrealized appreciation for tax purposes is $17,156,912.
(F)	Percentage rounds to less than 0.1%.
(G)	Cash in the amount of $60,000 has been segregated by the custodian with the broker as collateral for open options, swap, swaptions and/or forward foreign currency contracts.
(H)	Cash in the amount of $1,000,000 has been segregated by the broker with the custodian as collateral for open options, swap, swaptions and/or forward foreign currency contracts.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Inflation Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

DEFINITIONS:

BBA	British Bankers’ Association
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CITI	Citigroup, Inc.
CPI	Consumer Price Index
CSFB	Credit Suisse First Boston
DUB	Deutsche Bank AG
EURIBOR	Euro InterBank Offered Rate
GSC	Goldman Sachs & Co.
HICP	Harmonized Index of Consumer Prices
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
NSA	Not Seasonally Adjusted
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$322,329,129	$—	$322,329,129
Foreign Government Obligations	—	3,276,892	—	3,276,892
Mortgage-Backed Security	—	128,358	—	128,358
Structured Notes Debt	—	659,105	—	659,105
Purchased Swaptions	—	1,065,706	—	1,065,706
Short-Term Investment Company	1,074,813	—	—	1,074,813
Securities Lending Collateral	29,910,501	—	—	29,910,501

Total Investment Securities	$30,985,314	$327,459,190	$—	$358,444,504

Other Financial Instruments in Assets
Forward Foreign Cross Currency Contracts (J)	$—	$54,783	$—	$54,783
Forward Foreign Currency Contracts (J)	—	870,334	—	870,334
Futures Contracts (J)	187,348	—	—	187,348
Interest Rate Swap Agreements (J)	—	419,921	—	419,921

Total Other Financial Instruments in Assets	$187,348	$1,345,038	$—	$1,532,386

Other Financial Instruments in Liabilities
Forward Foreign Cross Currency Contracts (J)	$—	$(156,007)	$—	$(156,007)
Forward Foreign Currency Contracts (J)	—	(160,619)	—	(160,619)
Futures Contracts (J)	(216,064)	—	—	(216,064)
Interest Rate Swap Agreements (J)	—	(22,027)	—	(22,027)
Written Options	(113,750)	(143,148)	—	(256,898)
Written Swaptions	—	(551,539)	—	(551,539)

Total Other Financial Instruments in Liabilities	$(329,814)	$(1,033,340)	$—	$(1,363,154)

Other Assets (K)
Cash	$1,101,111	$—	$—	$1,101,111
Cash on Deposit with Broker	60,000	—	—	60,000
Foreign Currency	3,978,312	—	—	3,978,312

Total Other Assets	$5,139,423	$—	$—	$5,139,423

Other Liabilities (K)
Cash Deposit due to Broker	$—	$(1,000,000)	$—	$(1,000,000)
Collateral for Securities on Loan	—	(29,910,501)	—	(29,910,501)
Foreign Currency	—	(874)	—	(874)

Total Other Liabilities	$—	$(30,911,375)	$—	$(30,911,375)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(J)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(K)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	$6,142,942	$6,411,217
U.S. Treasury Note
0.25%, 02/28/2015 (A)	1,798,000	1,798,140
0.75%, 02/28/2018 (A)	10,200,000	10,197,613
1.63%, 11/15/2022	240,000	235,744
2.00%, 02/15/2023 (A)	77,332,000	78,310,714

Total U.S. Government Obligations (cost $97,390,541)		96,953,428

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.0%
Fannie Mae
Zero Coupon, 10/09/2019	5,460,000	4,838,728
1.46%, 08/01/2037 (B)	11,249	12,003
2.06%, 08/01/2034 (B)	23,951	25,230
2.14%, 01/01/2035 (B)	51,494	54,716
2.78%, 08/01/2035 (B)	128,453	137,099
2.96%, 03/01/2041 (B)	1,035,916	1,090,737
3.00%, 02/01/2028 - 04/01/2043	33,664,798	34,814,941
3.15%, 03/01/2041 (B)	1,368,394	1,436,848
3.27%, 12/01/2040 (B)	2,158,336	2,287,518
3.32%, 06/01/2041 (B)	2,327,122	2,458,576
3.50%, 09/01/2041 (B)	1,635,973	1,730,535
3.50%, 01/01/2027 - 03/01/2043	32,873,234	34,888,032
4.00%, 01/01/2025 - 10/01/2042	57,037,158	61,039,394
4.50%, 02/01/2025 - 08/01/2042	22,698,230	24,480,305
5.00%, 09/01/2033 - 01/01/2042	20,118,909	21,913,917
5.50%, 07/01/2014 - 04/01/2041	7,316,877	8,056,767
6.00%, 02/01/2034 - 10/01/2040	13,000,521	14,372,274
6.00%, 04/01/2035 (B)	11,604,442	13,060,639
6.50%, 05/01/2040	9,583,962	10,748,062
7.00%, 01/01/2015 - 09/01/2016	15,768	16,741
7.00%, 01/01/2016 (B)	39,330	41,358
Fannie Mae, TBA
2.50%	6,900,000	7,157,672
3.00%	34,500,000	35,788,960
3.50%	24,100,000	25,448,094
4.00%	3,400,000	3,626,203
4.50%	29,300,000	31,554,321
5.00%	400,000	433,187
5.50%	6,300,000	6,866,016
Farmer Mac Guaranteed Notes Trust
Series 2007-1
5.13%, 04/19/2017 - 144A	900,000	1,049,778
Freddie Mac
2.07%, 02/01/2037 (B)	54,193	57,217
2.09%, 04/01/2037 (B)	239,499	254,013
2.17%, 05/01/2037 (B)	131,258	138,130
2.54%, 01/01/2038 (B)	453,630	482,681
2.62%, 01/25/2023	5,310,000	5,317,721
2.64%, 12/01/2034 (B)	31,641	33,690
2.68%, 10/25/2022	2,620,000	2,684,025
2.84%, 05/01/2037 (B)	134,538	142,172
2.86%, 09/01/2035 (B)	2,340,182	2,498,739
3.00%, 03/01/2043	7,725,000	7,944,034
3.03%, 02/01/2041 (B)	1,811,675	1,911,403
3.50%, 11/01/2042	10,686,854	11,278,666
3.97%, 01/25/2021 (B)	3,740,000	4,218,200
4.00%, 09/01/2040 - 06/01/2041	2,543,833	2,723,286
4.50%, 10/01/2041	15,602,604	16,691,698
5.00%, 03/01/2038	13,384,610	14,419,448
5.50%, 06/15/2015 - 01/01/2040	1,977,057	2,046,944
5.63%, 06/13/2016	9,195,000	10,644,886
6.00%, 09/01/2013 - 05/01/2031	1,375,974	1,532,343
6.02%, 09/01/2037(B)	46,857	50,743

	Principal		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac, IO
0.90%, 10/25/2022 (B)		$18,423,846	$1,280,826
1.51%, 06/25/2022 (B)		19,710,948	2,177,882
1.56%, 12/25/2018 (B)		10,244,919	786,851
1.78%, 05/25/2019 (B)		7,990,301	742,706
Freddie Mac, TBA
3.00%		5,500,000	5,647,813
3.50%		25,400,000	26,665,039
4.00%		21,000,000	22,304,294
4.50%		2,200,000	2,352,969
5.50%		8,100,000	8,772,996
FREMF Mortgage Trust
3.56%, 08/25/2045 - 144A (B)		1,645,000	1,681,800
3.66%, 10/25/2045 - 144A (B)		1,240,000	1,246,354
4.02%, 11/25/2044 - 144A (B)		680,000	693,853
Series 2013-K25, Class B
3.62%, 11/25/2045 - 144A (B)		605,000	610,253
Ginnie Mae
4.00%, 09/15/2040 - 09/15/2042		8,875,035	9,696,824
4.50%, 05/20/2041 - 02/15/2042		34,211,313	37,646,947
6.50%, 12/20/2031		34,912	40,764
Ginnie Mae, IO
1.01%, 02/16/2053 (B)		10,413,818	901,795
Ginnie Mae, TBA
3.50%		100,000	106,922
4.00%		15,100,000	16,336,168
4.50%		8,800,000	9,625,750
5.00%		14,800,000	16,095,000
5.50%		4,500,000	4,925,390
Resolution Funding Corp., Interest STRIPS
Zero Coupon, 07/15/2018 (A)		1,200,000	1,127,092
Zero Coupon, 10/15/2018		1,200,000	1,128,370
Tennessee Valley Authority
5.25%, 09/15/2039		7,500,000	9,569,460
5.98%, 04/01/2036		440,000	607,083
U.S. Small Business Administration
Series P10A, Class 1
4.50%, 02/01/2014		164,366	167,952

Total U.S. Government Agency Obligations (cost $609,805,047)			617,437,843

FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR	16,112,382	21,989,962
Italy Buoni Poliennali del Tesoro
4.75%, 06/01/2017		1,160,000	1,562,811
5.25%, 08/01/2017		6,260,000	8,614,178
Mexico Government International Bond
5.13%, 01/15/2020		$3,605,000	4,221,455
5.63%, 01/15/2017		1,693,000	1,946,950
Poland Government International Bond
5.13%, 04/21/2021		1,465,000	1,692,075
Series 2013-NPL1, Class A
5.00%, 03/23/2022		1,200,000	1,370,916
Republic of Argentina
2.50%, 12/31/2038 (C)		1,015,000	317,188
2.50%, 12/31/2038 (A) (C)		335,000	104,688
Republic of Brazil
7.13%, 01/20/2037		670,000	929,625
Republic of Poland
6.38%, 07/15/2019		490,000	601,989
Republic of South Africa
5.50%, 03/09/2020		1,185,000	1,353,862

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Russian Federation
7.50%, 03/31/2030 - Reg S (C)	$5,669,125	$7,022,629
South Africa Government International Bond
4.67%, 01/17/2024	1,060,000	1,134,200
Turkey Government International Bond
5.63%, 03/30/2021	1,275,000	1,454,137
6.25%, 09/26/2022	1,670,000	1,978,950
7.00%, 03/11/2019	1,010,000	1,219,575

Total Foreign Government Obligations (cost $55,405,574)		57,515,190

MORTGAGE-BACKED SECURITIES - 14.0%
Adjustable Rate Mortgage Trust Series 2004-2, Class 7A2
1.04%, 02/25/2035 (B)	23,134	22,733
American Home Mortgage Assets LLC Series 2006-2, Class 2A1
0.39%, 09/25/2046 (B)	1,068,882	715,171
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.68%, 03/20/2035 (B)	352,061	346,904
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
2.50%, 11/15/2015 - 144A (B)	3,633,329	3,653,193
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A (B)	3,501,150	3,649,039
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (B)	245,000	269,330
Series 2007-3, Class A2
5.62%, 06/10/2049 (B)	247,479	247,199
Series 2007-3, Class A4
5.62%, 06/10/2049 (B)	4,240,000	4,855,199
Series 2007-3, Class AM
5.62%, 06/10/2049 (B)	1,755,000	1,994,824
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class 4A1
5.26%, 03/25/2035 (B)	1,786,321	1,758,812
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.18%, 11/25/2034 (B)	129,476	111,767
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.45%, 12/11/2040 (B)	610,000	671,295
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.41%, 12/25/2046 (B)	659,081	96,455
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 - 144A (B)	960,000	1,075,020
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	2,050,000	2,297,404
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	2,280,000	2,303,619
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	2,110,000	2,170,530
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.25%, 05/15/2045 (B)	20,923,000	2,868,711
Series 2013-LC6, Class XA
1.82%, 01/10/2046 (B)	49,886,449	5,512,453

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2005-GG3, Class A3
4.57%, 08/10/2042	$3,178,947	$3,176,401
Series 2006-GG7, Class AJ
5.87%, 07/10/2038 (B)	1,270,000	1,273,655
Series 2007-GG11, Class A4
5.74%, 12/10/2049	870,000	1,004,697
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	2,350,000	2,658,717
Series 2007-GG9, Class AM
5.48%, 03/10/2039	630,000	694,882
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.51%, 08/25/2035 (B)	1,777,913	1,191,529
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	3,694,148	3,281,438
Series 2005-51, Class 3A3A
0.52%, 11/20/2035 (B)	1,542,552	1,104,780
Series 2006-OA21, Class A1
0.39%, 03/20/2047 (B)	4,341,737	2,985,026
Series 2007-22, Class 2A16
6.50%, 09/25/2037	11,112,264	8,688,202
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	2,661,128	2,061,584
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.20%, 02/25/2034 (B)	179,125	173,405
Series 2004-23, Class A
2.49%, 11/25/2034 (B)	111,352	82,097
Series 2005-3, Class 1A2
0.49%, 04/25/2035 (B)	320,676	260,228
Series 2006-OA5, Class 2A1
0.40%, 04/25/2036 (B)	1,790,741	1,219,303
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR5, Class 7A2
2.91%, 06/25/2034 (B)	368,959	370,728
Series 2005-C3, Class AJ
4.77%, 07/15/2037	380,000	392,006
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	99,637	100,220
Series 2011-4R, Class 5A1
4.13%, 05/27/2036 - 144A (B)	3,318,764	3,173,721
DBRR Trust
Series 2011-C32, Class A3A
5.73%, 06/17/2049 - 144A (B)	1,500,000	1,727,698
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	6,720,489	6,738,567
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A3
5.23%, 06/26/2035 - 144A (B)	1,270,000	1,290,443
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.68%, 12/05/2031 - 144A	1,210,000	1,215,018
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 - 144A	1,630,000	1,648,551
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.57%, 02/25/2037 (B)	406,802	254,442
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.87%, 12/19/2033 (B)	34,712	34,536
Series 2005-AR1, Class 3A
3.43%, 03/18/2035 (B)	118,366	113,475

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.35%, 09/25/2046 (B)	$2	$2
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	3,175,000	3,380,257
Series 2012-SHOP, Class C
3.63%, 06/05/2031 - 144A	410,000	429,299
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (B)	3,320,000	3,003,976
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.79%, 02/10/2046 (B)	40,939,995	4,949,195
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (B)	13,005,000	891,009
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	2,735,000	2,674,362
Series 2006-GG8, Class AM
5.59%, 11/10/2039	710,000	799,897
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.96%, 01/25/2035 (B)	2,426,948	2,382,297
Impac CMB Trust
Series 2004-6, Class 1A1
1.00%, 10/25/2034 (B)	64,692	55,660
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.39%, 09/25/2036 (B)	1,940,527	1,587,586
Series 2007-AR7, Class 1A1
3.24%, 09/25/2037 (B)	659,280	604,303
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.50%, 07/25/2035 (B)	1,523,154	1,269,328
Series 2007-AR15, Class 2A1
4.67%, 08/25/2037 (B)	1,080,127	865,366
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	1,340,720	1,369,444
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (B)	2,000,000	2,157,184
Series 2007-CB18, Class A3
5.45%, 06/12/2047	1,337,811	1,381,543
Series 2007-LD11, Class ASB
5.81%, 06/15/2049 (B)	1,570,924	1,711,859
Series 2012-HSBC, Class D
4.52%, 07/05/2032 - 144A (B)	1,000,000	1,063,629
Series 2013-C10, Class C
4.30%, 12/15/2047 (B)	1,620,000	1,649,586
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2012-CBX, Class XA
2.04%, 06/15/2045 (B)	9,836,668	1,123,525
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.73%, 02/25/2034 (B)	238,398	239,047
Series 2006-A2, Class 5A1
2.90%, 11/25/2033 (B)	173,108	177,115
Series 2006-S2, Class 2A2
5.88%, 06/25/2021	420,507	410,105
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	826,504	753,590
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	328,335	326,457

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (B)	$1,280,000	$1,351,265
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658,000	10,883,059
Series 2007-C6, Class A4
5.86%, 07/15/2040 (B)	2,375,000	2,722,370
Series 2007-C7, Class A3
5.87%, 09/15/2045 (B)	4,970,000	5,720,356
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.71%, 11/25/2035 - 144A (B)	825,162	527,106
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.84%, 10/25/2028 (B)	88,002	87,509
Series 2004-A1, Class 2A1
2.64%, 02/25/2034 (B)	359,610	361,090
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 (B)	242,738	244,434
Series 2005-A3, Class A1
0.47%, 04/25/2035 (B)	75,993	71,427
Series 2005-A4, Class 2A2
2.80%, 07/25/2035 (B)	365,813	340,681
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.27%, 11/12/2037 (B)	1,760,000	1,884,036
Morgan Stanley Capital I Trust
Series 1998-WF2, Class G
6.34%, 07/15/2030 - 144A (B)	941,005	954,101
Series 2007-HQ12, Class AM
5.58%, 04/12/2049 (B)	3,425,000	3,737,285
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	1,090,000	1,211,368
Series 2007-IQ15, Class A2
5.85%, 06/11/2049 (B)	1,544,489	1,571,213
Series 2007-IQ15, Class AM
5.89%, 06/11/2049 (B)	1,980,000	2,188,045
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.69%, 03/15/2045 - 144A (B)	18,032,020	2,584,692
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.66%, 10/25/2034 (B)	338,497	334,731
Series 2006-3AR, Class 2A3
2.81%, 03/25/2036 (B)	688,093	520,917
Morgan Stanley Re-REMIC Trust
1.00%, 03/27/2051	1,120,000	1,083,197
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	2,233,628	2,255,964
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	2,513,982	2,545,407
Morgan Stanley Re-REMIC Trust, IO
Series 2012-C4, Class XA
1.00%, 03/27/2051 - 144A (B)	1,296,353	1,293,617
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	3,735,000	3,751,049
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A (B)	135,828	136,905
Prime Mortgage Trust
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	733,070	725,781
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (B)	4,200,000	3,903,467

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2007-QO1, Class A1
0.35%, 02/25/2047 (B)	$750,284	$555,985
Series 2007-QO4, Class A1A
0.39%, 05/25/2047 (B)	1,465,257	1,164,340
RBSCF Trust
Series 2010-RR3, Class WBTA
5.93%, 04/16/2017 - 144A (B)	7,423,133	8,550,113
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.65%, 01/25/2037 (B)	679,756	402,482
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	1,343,927	1,344,257
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A	3,900,130	3,854,595
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.65%, 01/25/2035 (B)	609,129	566,241
Series 2005-15, Class 1A1
2.58%, 07/25/2035 (B)	875,693	748,448
Series 2007-3, Class 3A1
5.21%, 04/25/2047 (B)	2,729,720	2,120,681
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.90%, 01/19/2034 (B)	91,331	90,404
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.45%, 12/26/2036 - 144A (B)	575,069	466,757
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.15%, 05/25/2046 (B)	2,026,153	1,311,638
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.49%, 07/25/2045 (B)	93,000	86,678
Series 2006-AR14, Class 1A3
2.39%, 11/25/2036 (B)	1,624,879	1,375,222
Series 2007-OA6, Class 1A1B
0.99%, 07/25/2047 (B)	1,968,217	590,337
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 - 144A	2,406,239	2,408,501
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class A4
3.04%, 03/15/2045	2,430,000	2,485,370
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.85%, 12/15/2045 - 144A (B)	19,863,955	2,444,875

Total Mortgage-Backed Securities (cost $197,906,254)		200,348,624

ASSET-BACKED SECURITIES - 11.7%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017	1,650,000	1,727,525
Series 2012-2, Class C
2.64%, 10/10/2017	1,400,000	1,442,804
Series 2012-3, Class C
2.42%, 05/08/2018	1,350,000	1,389,254
Series 2012-4, Class B
1.31%, 11/08/2017	785,000	789,486
Series 2012-4, Class C
1.93%, 08/08/2018	1,235,000	1,251,044
Series 2012-5, Class C
1.69%, 11/08/2018	1,475,000	1,487,352

	Principal		Value
ASSET-BACKED SECURITIES (continued)
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.24%, 07/25/2032 (B)		$285,307	$245,263
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR	2,312,063	2,999,826
Capital Auto Receivables Asset Trust
Series 2013-1, Class C
1.74%, 10/22/2018		$2,130,000	2,133,960
CarMax Auto Owner Trust
Series 2012-1, Class D
3.09%, 08/15/2018		640,000	661,513
Chase Funding Trust
Series 2003-4, Class 1A5
5.42%, 05/25/2033 (C)		1,020,740	1,076,219
Chesapeake Funding LLC
Series 2012-1A, Class B
1.80%, 11/07/2023 - 144A (B)		1,235,000	1,246,260
Series 2012-1A, Class C
2.20%, 11/07/2023 - 144A (B)		795,000	802,217
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 (B)		581,924	603,167
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)		962,130	999,511
Countrywide Home Equity Loan Trust
Series 2006-RES, Class 4Q1B
0.50%, 12/15/2033 - 144A (B)		277,146	202,527
Credit Acceptance Auto Loan Trust
Series 2012-2A, Class A
1.52%, 03/16/2020 - 144A		1,780,000	1,791,230
DT Auto Owner Trust
Series 2011-3A, Class C
4.03%, 02/15/2017 - 144A		1,010,000	1,026,272
Series 2012-1A, Class B
2.26%, 10/16/2017 - 144A		1,360,000	1,367,483
Series 2012-1A, Class C
3.38%, 10/16/2017 - 144A		810,000	820,460
Series 2012-1A, Class D
4.94%, 07/16/2018 - 144A		1,750,000	1,805,179
Series 2012-2A, Class B
1.85%, 04/17/2017 - 144A		260,000	260,913
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A		1,260,000	1,267,389
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A		670,000	673,434
Series 2011-2, Class C
2.37%, 09/15/2015		1,600,000	1,609,013
Series 2011-2, Class D
2.86%, 09/15/2015		1,110,000	1,118,255
Series 2012-1, Class C
1.70%, 01/15/2016 (B)		1,955,000	1,967,678
Series 2012-1, Class D
2.30%, 01/15/2016 (B)		1,830,000	1,841,092
Series 2012-2, Class C
2.86%, 01/15/2019		455,000	477,483
Series 2012-2, Class D
3.50%, 01/15/2019		815,000	858,863
Series 2012-4, Class C
1.39%, 09/15/2016		910,000	914,803
Series 2012-4, Class D
2.09%, 09/15/2016		1,595,000	1,603,465

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class A1
1.34%, 10/15/2043 - 144A	$670,000	$671,675
Series 2012-T2, Class A2
1.99%, 10/15/2045 - 144A	1,345,000	1,371,093
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A	3,550,000	3,574,140
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	2,235,000	2,282,583
JG Wentworth XX LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	7,663,509	9,061,172
JG Wentworth XXI LLC
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	1,530,223	1,687,799
JG Wentworth XXII LLC
Series 2010-3A, Class A
3.82%, 12/15/2048 - 144A	3,171,149	3,429,702
Lehman XS Trust
Series 2007-2N, Class 3A1
0.34%, 02/25/2037 (B) (D)	5	5
Nationstar Agency Advance Funding Trust
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	3,680,000	3,705,429
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.40%, 08/23/2027 (B)	2,230,000	2,186,664
Series 2008-3, Class A4
1.94%, 11/25/2024 (B)	2,500,000	2,661,572
PFS Financing Corp.
Series 2012-AA, Class A
1.40%, 02/15/2016 - 144A (B)	1,970,000	1,982,868
RAAC Series
Series 2007-RP4, Class A
0.55%, 06/25/2037 - 144A (B)	1,202,022	870,753
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (C)	1,471,862	869,928
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	906,693	910,478
Series 2012-1, Class B
2.72%, 05/16/2016	1,000,000	1,024,606
Series 2012-1, Class C
3.78%, 11/15/2017	1,345,000	1,407,421
Series 2012-2, Class C
3.20%, 02/15/2018	4,455,000	4,632,367
Series 2012-3, Class B
1.94%, 12/15/2016	3,285,000	3,335,251
Series 2012-3, Class C
3.01%, 04/16/2018	4,475,000	4,644,992
Series 2012-4, Class C
2.94%, 12/15/2017	1,400,000	1,454,225
Series 2012-5, Class B
1.56%, 08/15/2018	750,000	757,319
Series 2012-5, Class C
2.70%, 08/15/2018	355,000	370,506
Series 2012-6, Class B
1.33%, 05/15/2017	1,555,000	1,563,464
Series 2012-6, Class C
1.94%, 03/15/2018	1,070,000	1,082,844
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	3,780,000	3,786,105
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	7,060,000	7,108,432
Series 2013-2, Class B
1.33%, 03/15/2018	3,740,000	3,737,681
Series 2013-2, Class C
1.95%, 03/15/2019	6,130,000	6,127,174

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Scholar Funding Trust
Series 2011-A, Class A
1.20%, 10/28/2043 - 144A (B)	$1,634,035	$1,639,653
Series 2013-A, Class A
0.85%, 01/30/2045 - 144A (B)	6,940,000	6,906,057
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2B
0.42%, 04/25/2037 (B)	2,483,338	1,307,544
SLC Student Loan Trust
Series 2008-1, Class A4A
1.88%, 12/15/2032 (B)	400,000	418,510
SLM Student Loan Trust
Series 2004-B, Class A2
0.48%, 06/15/2021 (B)	3,343,692	3,291,062
Series 2008-5, Class A4
2.00%, 07/25/2023 (B)	2,445,000	2,577,832
Series 2011-B, Class A2
3.74%, 02/15/2029 - 144A	595,000	646,935
Series 2011-C, Class A2B
4.54%, 10/17/2044 - 144A	1,930,000	2,168,347
Series 2012-A, Class A1
1.60%, 08/15/2025 - 144A (B)	1,179,714	1,197,780
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	1,385,000	1,516,205
Series 2012-B, Class A2
3.48%, 10/15/2030 - 144A	2,555,000	2,735,748
Series 2012-C, Class A1
1.30%, 08/15/2023 - 144A (B)	2,474,806	2,498,789
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	4,850,000	5,177,656
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	5,720,000	6,012,412
Series 2012-E, Class A1
0.95%, 10/16/2023 - 144A (B)	2,196,351	2,206,788
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	2,324,344	2,278,132
Series 2007-TC1, Class A
0.50%, 04/25/2031 - 144A (B)	1,395,608	1,355,610
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	4,000,000	4,118,948
Series 2012-D, Class A
2.15%, 04/17/2023	4,780,000	4,860,701

Total Asset-Backed Securities (cost $165,372,265)		167,673,897

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	1,670,000	1,931,322
5.50%, 06/15/2043	2,000,000	2,332,120

Total Municipal Government Obligations (cost $3,617,881)		4,263,442

PREFERRED CORPORATE DEBT SECURITIES - 0.5%
Capital Markets - 0.0% (E)
State Street Capital Trust IV
1.28%, 06/15/2037 (B)	290,000	233,088
Commercial Banks - 0.2%
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (B)	2,125,000	2,130,312

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
PREFERRED CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.1%
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 05/02/2013 (D) (F) (G) (H)		$1,945,000	$194
ZFS Finance USA Trust V
Series 2006-1, Class A2B
6.50%, 05/09/2037 - 144A (B)		1,067,000	1,141,690
Insurance - 0.2%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A		2,480,000	3,106,200

Total Preferred Corporate Debt Securities (cost $8,053,568)			6,611,484

CORPORATE DEBT SECURITIES - 28.6%
Auto Components - 0.1%
BorgWarner, Inc.
4.63%, 09/15/2020		1,185,000	1,303,630
Automobiles - 0.1%
Ford Motor Co.
Series 2013-A, Class A4
4.75%, 01/15/2043 (A)		1,960,000	1,824,178
Jaguar Land Rover Automotive PLC
8.25%, 03/15/2020 - Reg S	GBP	110,000	187,634
Beverages - 0.1%
Pernod-Ricard SA
4.45%, 01/15/2022 - 144A		$1,316,000	1,445,371
Capital Markets - 0.5%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023		5,650,000	5,689,737
5.75%, 01/24/2022		1,181,000	1,373,177
Chemicals - 0.5%
CF Industries, Inc.
7.13%, 05/01/2020		4,340,000	5,377,273
LyondellBasell Industries NV
5.00%, 04/15/2019		2,060,000	2,327,800
Rain CII Carbon LLC / CII Carbon Corp.
8.50%, 01/15/2021 - Reg S	EUR	130,000	173,306
Commercial Banks - 1.5%
ABN Amro Bank NV, Series EMTN
6.38%, 04/27/2021 - Reg S		380,000	541,238
Caixa Economica Federal
2.38%, 11/06/2017 - 144A		$1,650,000	1,602,975
3.50%, 11/07/2022 - 144A (A)		875,000	835,625
Canadian Imperial Bank of Commerce
Series 2012-1, Class A
2.60%, 07/02/2015 - 144A		2,420,000	2,530,836
Commerzbank AG,
Series EMTN
6.38%, 03/22/2019	EUR	1,000,000	1,342,725
Discover Bank
8.70%, 11/18/2019		$354,000	473,012
Eksportfinans ASA
Series 2012-2, Class A
5.50%, 05/25/2016 (A)		1,770,000	1,838,621
Glitnir Banki HF
6.33%, 07/28/2011 - 144A (F)		290,000	84,462
6.69%, 06/15/2016 - 144A (B) (D) (F)		800,000	—
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A		5,850,000	6,076,687
KFW
1.38%, 07/15/2013		3,000,000	3,008,700
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (F)		320,000	23,200
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 - 144A		170,000	186,150

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/2022 - Reg S		$1,370,000	$1,530,975
Wells Fargo & Co.
Series M
3.45%, 02/13/2023 (A)		2,044,000	2,057,736
Commercial Services & Supplies - 0.3%
EC Finance PLC
9.75%, 08/01/2017 - Reg S (A)	EUR	124,000	172,460
GCL Holdings SCA
9.38%, 04/15/2018 - Reg S		110,000	152,284
Odeon & UCI Finco PLC,
Series EMTN
9.00%, 08/01/2018 - Reg S	GBP	105,000	169,912
United Rentals North America, Inc.
7.63%, 04/15/2022		$3,320,000	3,710,100
Verisure Holding AB,
Series EMTN
8.75%, 12/01/2018 - Reg S (A)	EUR	110,000	145,939
Construction Materials - 0.0% (E)
Buzzi Unicem SpA
6.25%, 09/28/2018 - Reg S		230,000	316,967
Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022		$1,136,000	1,169,271
Unique Pub Finance Co. PLC
Series A4
5.66%, 06/30/2027	GBP	97,000	138,175
Containers & Packaging - 0.1%
Ardagh Glass Finance PLC
8.75%, 02/01/2020 - Reg S	EUR	62,000	83,051
Ardagh Packaging Finance PLC
9.25%, 10/15/2020 - Reg S		100,000	138,440
Rock Tenn Co.
4.00%, 03/01/2023		$1,690,000	1,709,075
Diversified Financial Services - 4.3%
Bank of America Corp.
3.88%, 03/22/2017 (A)		2,225,000	2,393,568
5.70%, 01/24/2022		4,535,000	5,312,031
6.50%, 08/01/2016		985,000	1,134,407
Bank of America Corp.,
Series GMTN
2.00%, 01/11/2018		4,930,000	4,906,548
Bank of America Corp.
Series L, GMTN
5.65%, 05/01/2018		10,735,000	12,418,323
Bank of America Corp.,
Series MTN
3.30%, 01/11/2023		2,280,000	2,248,215
Citigroup, Inc.
4.45%, 01/10/2017		900,000	990,842
4.59%, 12/15/2015		11,710,000	12,693,277
Ford Motor Credit Co., LLC
4.25%, 09/20/2022		2,530,000	2,615,894
5.00%, 05/15/2018		3,229,000	3,556,453
6.63%, 08/15/2017		1,740,000	2,029,221
General Electric Capital Corp.,
Series GMTN
3.10%, 01/09/2023		2,965,000	2,935,537
JPMorgan Chase & Co.
3.20%, 01/25/2023		2,345,000	2,341,206
3.25%, 09/23/2022		1,240,000	1,238,085
Kaupthing Bank Hf
Series 6A, Class A1A
7.13%, 05/19/2016 - 144A (D) (F)		200,000	—
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A		1,335,000	1,547,098
Novus USA Trust
1.59%, 02/28/2014 - 144A (B)		2,930,000	2,930,000

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.7%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019		$1,902,000	$2,077,935
Level 3 Financing, Inc.
8.13%, 07/01/2019		2,053,000	2,258,300
Lynx I Corp.
6.00%, 04/15/2021 - Reg S	GBP	110,000	171,778
Sprint Capital Corp.
Series 2004-20C, Class 1
6.88%, 11/15/2028		$822,000	840,495
Telenet Finance III Luxembourg SCA
6.63%, 02/15/2021 - Reg S	EUR	100,000	133,633
Telenet Finance Luxembourg SCA
6.38%, 11/15/2020 - Reg S		100,000	133,325
Verizon Communications, Inc.
3.85%, 11/01/2042 (A)		$1,894,000	1,638,103
Virgin Media Secured Finance PLC
6.50%, 01/15/2018		2,160,000	2,300,400
Electric Utilities - 2.4%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036		468,000	530,705
8.88%, 11/15/2018		459,000	609,864
Duke Energy Carolinas LLC
4.25%, 12/15/2041		1,560,000	1,599,187
Electricite de France SA
5.25%, 01/29/2023 - 144A (A) (B) (G)		1,225,000	1,216,964
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020		6,135,000	6,955,556
Florida Power Corp.
6.40%, 06/15/2038		1,000,000	1,334,271
Georgia Power Co.
3.00%, 04/15/2016 (A)		3,370,000	3,591,321
Hydro-Quebec
8.05%, 07/07/2024		8,200,000	11,975,411
8.40%, 01/15/2022		3,065,000	4,375,806
Jersey Central Power & Light Co.
7.35%, 02/01/2019 (A)		1,025,000	1,305,441
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A		1,050,000	1,101,781
Energy Equipment & Services - 1.3%
Enterprise Products Operating LLC
4.45%, 02/15/2043		1,035,000	995,248
Noble Holding International, Ltd.
3.95%, 03/15/2022 (A)		1,040,000	1,070,918
Pride International, Inc.
6.88%, 08/15/2020		995,000	1,247,420
Transocean, Inc.
2.50%, 10/15/2017		3,595,000	3,640,495
5.05%, 12/15/2016		2,575,000	2,861,075
6.00%, 03/15/2018 (A)		7,331,000	8,303,113
Food & Staples Retailing - 0.0% (E)
Bakkavor Finance 2 PLC
8.25%, 02/15/2018 - Reg S	GBP	100,000	156,503
House of Fraser Funding PLC
8.88%, 08/15/2018 - Reg S		100,000	158,023
Food Products - 0.2%
Kraft Foods Group, Inc.
5.00%, 06/04/2042		$1,582,000	1,696,244
Mondelez International, Inc.
6.50%, 08/11/2017		1,120,000	1,352,340
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.
6.00%, 01/15/2020		1,150,000	1,344,196
6.25%, 11/15/2015		5,230,000	5,865,586

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.9%
Care UK Health & Social Care PLC
9.75%, 08/01/2017 - Reg S	GBP	110,000	$171,318
Coventry Health Care, Inc.
5.45%, 06/15/2021		$1,667,000	1,964,646
HCA, Inc.
7.25%, 09/15/2020		4,395,000	4,861,969
Priory Group NO 3 PLC
7.00%, 02/15/2018 - Reg S	GBP	130,000	203,454
Tenet Healthcare Corp.
6.25%, 11/01/2018 (A)		$2,010,000	2,231,100
8.88%, 07/01/2019		1,415,000	1,591,875
UnitedHealth Group, Inc.
3.38%, 11/15/2021		665,000	702,043
WellPoint, Inc.
3.70%, 08/15/2021		1,123,000	1,185,978
Hotels, Restaurants & Leisure - 0.0% (E)
Cirsa Funding Luxembourg SA
8.75%, 05/15/2018 - Reg S	EUR	140,000	175,421
Enterprise Inns PLC
6.50%, 12/06/2018	GBP	136,000	204,537
Gala Group Finance PLC
8.88%, 09/01/2018 - Reg S		110,000	177,586
Household Durables - 0.0% (E)
DFS Furniture Holdings PLC
7.63%, 08/15/2018 - Reg S		103,000	158,029
Household Products - 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021		$2,320,000	2,470,800
7.88%, 08/15/2019		2,595,000	2,860,988
Insurance - 2.2%
Allianz Finance II BV,
Series EMTN
5.75%, 07/08/2041 (B)	EUR	2,400,000	3,430,571
American International Group, Inc.
3.80%, 03/22/2017		$3,465,000	3,749,390
4.88%, 06/01/2022 (A)		3,350,000	3,789,818
8.18%, 05/15/2058 (B)		1,095,000	1,474,144
American International Group, Inc.,
Series GMTN
5.45%, 05/18/2017		1,555,000	1,781,304
AXA SA,
Series EMTN
5.25%, 04/16/2040 (B)	EUR	1,800,000	2,384,466
Lincoln National Corp.
7.00%, 06/15/2040		$380,000	500,565
Manulife Financial Corp.
3.40%, 09/17/2015		680,000	715,311
Muenchener Rueckversicherungs AG,
Series EMTN
6.00%, 05/26/2041 - Reg S (B)	EUR	1,400,000	2,084,281
Prudential Financial, Inc.
5.20%, 03/15/2044 (A) (B)		$95,000	95,238
5.88%, 09/15/2042 (A) (B)		3,192,000	3,399,480
Prudential Financial, Inc.,
Series MTN
4.50%, 11/15/2020 (A)		1,000,000	1,123,953
4.75%, 09/17/2015		1,686,000	1,836,831
5.38%, 06/21/2020 (A)		1,500,000	1,769,089
7.38%, 06/15/2019		1,630,000	2,092,863
XL Group PLC
Series E
6.50%, 04/15/2017 (A) (B) (G)		2,185,000	2,135,837

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Internet Software & Services - 0.0% (E)
Cerved Technologies SpA, Series EMTN
6.38%, 01/15/2020 - Reg S	EUR	111,000	$140,179
8.00%, 01/15/2021 - Reg S (A)		110,000	136,097
Machinery - 0.0% (E)
Eco-Bat Finance PLC
7.75%, 02/15/2017 - Reg S		110,000	145,234
Marine - 0.2%
DP World Sukuk, Ltd.
6.25%, 07/02/2017 - Reg S		$2,440,000	2,726,700
Media - 2.8%
CBS Corp.
4.63%, 05/15/2018		670,000	748,720
5.75%, 04/15/2020		1,060,000	1,248,073
8.88%, 05/15/2019		1,460,000	1,950,005
CC Holdings GS V LLC
3.85%, 04/15/2023 - 144A		1,550,000	1,561,568
Comcast Corp.
4.65%, 07/15/2042		2,663,000	2,710,023
5.88%, 02/15/2018		2,709,000	3,268,132
COX Communications, Inc.
3.25%, 12/15/2022 - 144A		5,538,000	5,625,988
4.70%, 12/15/2042 - 144A		906,000	891,661
8.38%, 03/01/2039 - 144A		3,525,000	5,221,812
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 - 144A (G)		1,500,000	1,516,065
NBCUniversal Media LLC
2.88%, 01/15/2023		2,998,000	2,971,629
4.38%, 04/01/2021		575,000	646,962
5.15%, 04/30/2020		5,746,000	6,809,935
News America, Inc.
7.63%, 11/30/2028		1,070,000	1,401,533
Time Warner Cable, Inc.
4.50%, 09/15/2042 (A)		3,068,000	2,788,889
Time Warner, Inc.
4.70%, 01/15/2021		950,000	1,071,233
Unitymedia KabelBW GmbH
9.50%, 03/15/2021 - Reg S	EUR	130,000	190,387
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A		$2,579,000	2,587,614
3.55%, 03/01/2022 (A)		844,000	838,943
3.88%, 03/15/2023 - 144A		1,558,000	1,562,507
5.45%, 03/15/2043 - 144A		949,000	937,892
Novelis, Inc.
8.75%, 12/15/2020		2,735,000	3,083,712
Old AII, Inc.
9.00%, 12/15/2014 (D) (F) (I)		560,000	—
Multi-Utilities - 0.6%
Dominion Resources, Inc.
1.95%, 08/15/2016		2,650,000	2,732,773
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037		4,565,000	5,625,518
Multiline Retail - 0.4%
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017		2,424,000	2,979,862
Series 2012-A, Class A2
2.88%, 02/15/2023 (A)		2,305,000	2,230,777
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.
5.95%, 09/15/2016		3,035,000	3,493,610
CONSOL Energy, Inc. Series 2002-2, Class A2
8.25%, 04/01/2020 (A)		290,000	321,175
Energy Transfer Partners, LP
3.60%, 02/01/2023		2,690,000	2,676,870
6.50%, 02/01/2042		2,798,000	3,197,059

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (A)		$1,370,000	$1,500,150
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A (A)		2,820,000	2,883,450
MEG Energy Corp.
6.38%, 01/30/2023 - 144A (A)		740,000	769,600
6.50%, 03/15/2021 - 144A		4,030,000	4,291,950
Murphy Oil Corp.
3.70%, 12/01/2022 (A)		3,062,000	2,974,742
4.00%, 06/01/2022		509,000	507,471
5.13%, 12/01/2042		385,000	359,712
Series 2007-3A, Class A1
2.50%, 12/01/2017		2,286,000	2,295,485
New World Resources NV
7.88%, 01/15/2021 - Reg S	EUR	119,000	137,286
Nexen, Inc.
5.88%, 03/10/2035		$110,000	132,852
6.40%, 05/15/2037		2,695,000	3,481,460
7.50%, 07/30/2039		830,000	1,206,749
Novatek OAO via Novatek Finance, Ltd.
4.42%, 12/13/2022 - 144A (A)		1,135,000	1,125,069
Peabody Energy Corp.
6.25%, 11/15/2021		1,715,000	1,783,600
Petrobras International Finance Co.
3.88%, 01/27/2016		5,825,000	6,095,781
Range Resources Corp.
5.75%, 06/01/2021		450,000	482,625
7.25%, 05/01/2018		3,480,000	3,619,200
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/2022 - 144A (A)		880,000	872,300
SemGroup, LP (Escrow Shares)
Series 2007-HE1, Class A2A
8.75%, 11/15/2049 (B)		125,000	3,281
Sibur Securities, Ltd.
3.91%, 01/31/2018 - 144A (A)		650,000	638,625
Valero Energy Corp.
6.63%, 06/15/2037		889,000	1,083,241
Western Gas Partners, LP
4.00%, 07/01/2022		1,212,000	1,253,762
5.38%, 06/01/2021		4,111,000	4,649,755
Williams Cos., Inc.
3.70%, 01/15/2023		1,575,000	1,563,517
7.88%, 09/01/2021		1,631,000	2,084,066
Paper & Forest Products - 0.6%
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - Reg S		400,000	441,800
International Paper Co.
4.75%, 02/15/2022 (A)		5,874,000	6,611,915
6.00%, 11/15/2041 (A)		1,450,000	1,687,042
Personal Products - 0.0% (E)
Ontex IV SA
9.00%, 04/15/2019 - Reg S	EUR	110,000	146,291
Pharmaceuticals - 0.4%
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022		$2,386,000	2,392,151
Series 2
3.65%, 11/10/2021		850,000	904,570
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 (A)		2,050,000	2,181,610
Professional Services - 0.0% (E)
La Financiere Atalian SA
7.25%, 01/15/2020 - Reg S	EUR	100,000	130,364
TMF Group Holding BV
9.88%, 12/01/2019 - Reg S		119,000	157,117

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts - 0.4%
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020		$545,000	$546,810
4.75%, 06/01/2021		1,155,000	1,283,597
Vornado Realty, LP
Series 2012-1A, Class C
5.00%, 01/15/2022		3,475,000	3,849,695
Real Estate Management & Development - 0.2%
Algeco Scotsman Global Finance PLC,
Series EMTN
9.00%, 10/15/2018 - Reg S	EUR	110,000	146,672
Realogy Corp.
Series 2012-3A, Class A1
7.88%, 02/15/2019 - 144A		$2,020,000	2,211,900
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023		2,437,000	2,455,643
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A		1,060,000	1,127,575
Specialty Retail - 0.2%
QVC, Inc.
4.38%, 03/15/2023 - 144A		115,000	116,257
5.95%, 03/15/2043 - 144A		370,000	368,452
7.50%, 10/01/2019 - 144A		1,730,000	1,911,925
Trading Companies & Distributors - 0.0% (E)
Rexel SA
5.13%, 06/15/2020 - Reg S	EUR	100,000	130,108
Transportation Infrastructure - 0.0% (E)
Gategroup Finance Luxembourg SA,
Series EMTN
6.75%, 03/01/2019 - Reg S		110,000	141,709
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV
3.13%, 07/16/2022 (A)		$2,322,000	2,277,069
4.38%, 07/16/2042 (A)		1,321,000	1,217,521
Series 2012-4, Class A2
2.38%, 09/08/2016		3,420,000	3,518,058
Cricket Communications, Inc.
Series 2012-2A, Class A
7.75%, 05/15/2016		2,093,000	2,184,569
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A		7,340,000	8,979,734
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (A)		117,000	127,823
Phones4u Finance PLC
9.50%, 04/01/2018 - Reg S	GBP	210,000	329,455
SBA Tower Trust
5.10%, 04/17/2017 - 144A		$1,570,000	1,765,851
Sprint Nextel Corp.
Series 2013-AA, Class A
9.00%, 11/15/2018 - 144A		3,570,000	4,413,412
VimpelCom Holdings BV
7.50%, 03/01/2022 - Reg S		360,000	400,608

Total Corporate Debt Securities (cost $392,437,309)			411,187,918

STRUCTURED NOTES DEBT - 0.6%
Diversified Financial Services - 0.6%
Tiers Trust
Series 2011-1A, Class A
2.04%, 05/12/2014 - 144A (B)		8,704,000	8,714,880

Total Structured Notes Debt (cost $8,705,735)			8,714,880

	Shares		Value
PREFERRED STOCKS - 0.3%
Consumer Finance - 0.0% (E)
Ally Financial, Inc. 144A, 7.00%		341	$337,228
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (B)		63,052	1,802,656
Insurance - 0.2%
Allstate Corp., 5.10% (B)		82,892	2,165,968
U.S. Government Agency Obligation - 0.0% (E)
Fannie Mae - Series O (B) (J)		1,300	7,410
Fannie Mae - Series S, 8.25% (B) (J)		81,175	263,819
Freddie Mac - Series Z, 8.38% (B) (J)		93,300	309,756

Total Preferred Stocks (cost $5,920,285)			4,886,837

WARRANT - 0.0% (E)
Oil, Gas & Consumable Fuels - 0.0% (E)
SemGroup Corp. (J)
Expiration: 11/30/2014
Exercise Price: $25.00		340	9,170

Total Warrant (cost $3)			9,170

	Notional Amount		Value
PURCHASED OPTIONS - 0.0% (E)
Put Options - 0.0% (E)
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $98.75
Expires 09/13/2013		$3,042,500	121,700
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $99.25
Expires 09/13/2013		1,037,500	155,625

Total Purchased Options (cost $308,910)			277,325

PURCHASED SWAPTIONS - 0.4%
Call Option - 0.2%
OTC- If exercised the Series pays floating 3 month LIBOR, and receives 2.4175%,
European Style
Expires 03/07/2014
Counterparty: CITI		110,100,000	3,464,605
Put Options - 0.2%
OTC- If exercised the Series receives floating 3 month LIBOR, and pays
1.88%, European Style
Expires 11/18/2013
Counterparty: CITI	JPY	1,139,120,000	121,544
OTC- If exercised the Series receives floating 3 month LIBOR, and pays
2.4175%, European Style
Expires 03/07/2014
Counterparty: CITI		$110,100,000	2,736,223

Total Purchased Swaptions (cost $6,807,695)			6,322,372

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 2.1%
BlackRock Provident TempFund 24 (K)	30,246,317	$30,246,317

Total Short-Term Investment Company (cost $30,246,317)		30,246,317

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (L)	75,792,939	75,792,939

Total Securities Lending Collateral (cost $75,792,939)		75,792,939

Total Investment Securities (cost $1,657,770,323) (M)		1,688,241,666
Other Assets and Liabilities - Net		(252,589,438)

Net Assets		1,435,652,228

	Principal	Value
TBA SHORT COMMITMENTS - (7.6%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (7.6%)
Fannie Mae, TBA
3.50%	$(12,000,000)	(12,720,000)
4.00%	(29,800,000)	(31,815,482)
5.00%	(1,800,000)	(1,949,906)
6.00%	(10,100,000)	(11,065,812)
Freddie Mac, TBA
3.00%	(7,600,000)	(7,804,250)
4.00%	(10,500,000)	(11,157,891)
Ginnie Mae, TBA
4.00%	(9,000,000)	(9,808,945)
4.50%	(21,400,000)	(23,422,968)

Total U.S. Government Agency Obligations (proceeds $(109,478,020))		(109,745,254)

Total TBA Short Commitments (proceeds $(109,478,020))		(109,745,254)

	Notional Amount	Value
WRITTEN OPTIONS - (0.0%) (E)
Call Option - (0.0%) (E)
10-Year U.S. Treasury Note Future
Exercise Price $131.00
Expires 04/26/2013	238,000	(290,063)

Put Options - (0.0%) (E)
10-Year U.S. Treasury Note Future
Exercise Price $129.00
Expires 04/26/2013	238,000	(7,437)
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $98.13
Expires 09/13/2013	1,520,000	(117,800)

Total Written Options (premiums $(436,192))		(415,300)

OVER THE COUNTER SWAP AGREEMENTS: (N)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (O)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 03/31/13 (Q)	Notional Amount (P)	Market Value	Premiums Paid	Unrealized (Depreciation)
Spain, 5.00%, 07/30/2017	1.00%	03/20/2016	DUB	241.17	$8,000,000	$326,541	$333,954	$(7,413)
Spain, 5.00%, 07/30/2017	1.00	03/20/2016	MSC	241.17	8,000,000	326,541	334,961	(8,420)

						$653,082	$668,915	$(15,833)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

OVER THE COUNTER SWAP AGREEMENTS (continued): (N)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (O)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (P)	Market Value (R)	Premiums (Received)	Unrealized (Depreciation)
North America High Yield Index - Series 19, 5.00%	5.00%	12/20/2017	DUB	USD	$5,821,000	$(236,850)	$(10,015)	$(226,835)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (S)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (P)	Market Value (R)	Premiums (Received)	Unrealized Appreciation
North America High Yield Index - Series 17, 1.00%	5.00%	12/20/2016	CITI	USD	$14,400,000	$723,839	$(1,028,552)	$1,752,391
North America High Yield Index - Series 17, 2.00%	5.00	12/20/2016	DUB	USD	3,120,000	156,832	(176,770)	333,602
North America High Yield Index - Series 19, 5.00%	5.00	12/20/2017	DUB	USD	7,500,000	305,167	(60,834)	366,001
North American CMBS Basket Index - Series AM2	0.50	03/15/2049	DUB	USD	2,265,000	(114,030)	(325,056)	211,026
North American CMBS Basket Index - Series AM4	0.50	02/17/2051	DUB	USD	870,000	(93,650)	(130,726)	37,076

						$978,158	$(1,721,938)	$2,700,096

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation
6-Month JPY-LIBOR	1.75%	01/15/2033	CITI	JPY	$268,900,000	$150,678	$—	$150,678

INTEREST RATE SWAP AGREEEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.89%	01/14/2043	DUB	USD	$20,240,000	$333,389	$—	$333,389
3-Month USD-LIBOR	3.00	02/11/2043	GSC	USD	12,000,000	(56,095)	—	(56,095)
3-Month USD-LIBOR	3.01	02/06/2043	BOA	USD	7,518,000	(53,958)	—	(53,958)
3-Month USD-LIBOR	3.03	02/19/2043	DUB	USD	3,600,000	(33,758)	—	(33,758)
3-Month USD-LIBOR	3.27	05/16/2021	DUB	USD	3,650,000	(488,727)	—	(488,727)
6-Month JPY-LIBOR	1.68	01/25/2033	BCLY	JPY	268,900,000	(111,359)	—	(111,359)

						$(410,508)	$—	$(410,508)

FUTURES CONTRACTS: (T)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(794)	06/19/2013	$(735,877)
2-Year U.S. Treasury Note	Long	559	06/28/2013	(22,670)
30-Year U.S. Treasury Bond	Long	2	06/19/2013	34
5-Year U.S. Treasury Note	Long	1,558	06/28/2013	694,527
90-Day Eurodollar	Long	152	06/17/2013	(2,734)
90-Day Eurodollar	Long	152	09/16/2013	(3,548)
90-Day Eurodollar	Long	152	12/16/2013	(3,548)
90-Day Eurodollar	Long	152	03/17/2014	(4,524)
90-Day Eurodollar	Short	(152)	06/13/2016	(21,296)
90-Day Eurodollar	Short	(152)	09/19/2016	(21,816)
90-Day Eurodollar	Short	(152)	12/19/2016	(23,125)
90-Day Eurodollar	Short	(152)	03/13/2017	(23,312)
German Euro Bund	Short	(621)	06/06/2013	(313,254)
Ultra Long U.S. Treasury Bond	Long	718	06/19/2013	408,526

				$(72,617)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	BOA	(329,000)	04/23/2013	$(426,186)	$4,394
EUR	CITI	(31,839,000)	04/23/2013	(42,425,467)	1,606,518
EUR	DUB	5,666,000	04/23/2013	7,688,672	(424,619)
EUR	RBS	(1,977,000)	04/23/2013	(2,630,298)	95,700
EUR	RBS	(5,491,000)	04/23/2013	(7,195,961)	156,266
EUR	RBS	(506,000)	04/23/2013	(662,582)	13,868
EUR	RBS	(590,000)	04/23/2013	(767,347)	10,942
EUR	RBS	(571,000)	04/23/2013	(744,591)	12,544
EUR	RBS	(136,551)	04/23/2013	(178,390)	3,326
EUR	UBS	(2,792,000)	04/23/2013	(3,717,553)	138,091
EUR	UBS	8,380,000	04/23/2013	10,881,321	(137,805)
EUR	CITI	(3,200,000)	06/19/2013	(4,092,672)	(11,619)
GBP	BNP	(340,000)	04/17/2013	(505,621)	(10,944)
GBP	CITI	(335,478)	04/17/2013	(508,389)	(1,305)
GBP	DUB	(374,000)	04/17/2013	(563,168)	(5,054)
GBP	DUB	(223,000)	04/17/2013	(332,153)	(6,653)
GBP	RBS	(228,000)	04/17/2013	(344,810)	(1,592)

					$1,442,058

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
BCLY	$(111,359)	$—	$(111,359)
BNP	(10,944)	—	(10,944)
BOA	(49,564)	—	(49,564)
CITI	8,790,483	(7,800,000)	990,483
DUB	(281,412)	(110,000)	(391,412)
GSC	(56,095)	—	(56,095)
MSC	326,541	(450,000)	(123,459)
RBS	291,054	—	291,054
UBS	286	—	286

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $74,251,960. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(C)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $199, or less than 0.01% of the portfolio’s net assets.
(E)	Percentage rounds to less than 0.1%.
(F)	In default.
(G)	The security has a perpetual maturity. The date shown is the next call date.
(H)	Illiquid. Total aggregate market value of illiquid securities is $194, or less than 0.01% of the portfolio’s net assets.
(I)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	Non-income producing security.
(K)	The investment issuer is affiliated with the sub-adviser of the portfolio.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

(L)	Rate shown reflects the yield at March 31, 2013.
(M)	Aggregate cost for federal income tax purposes is $1,657,770,323. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $48,563,717 and $18,092,374, respectively. Net unrealized appreciation for tax purposes is $30,471,343.
(N)	Cash in the amount of $8,360,000 has been segregated by the broker with the custodian as collateral for open swap, swaptions and/or forward foreign currency contracts.
(O)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Cash in the amount of $5,213,000 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $248,457,457 or 17.31% of the portfolio’s net assets.
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
BP	Basis Point
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
OJSC	Open Joint Stock Company
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (U)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$96,953,428	$—	$96,953,428
U.S. Government Agency Obligations	—	617,437,843	—	617,437,843
Foreign Government Obligations	—	57,515,190	—	57,515,190
Mortgage-Backed Securities	—	200,348,624	—	200,348,624
Asset-Backed Securities	—	167,673,897	—	167,673,897
Municipal Government Obligations	—	4,263,442	—	4,263,442
Preferred Corporate Debt Securities	—	6,611,484	—	6,611,484
Corporate Debt Securities
Auto Components	—	1,303,630	—	1,303,630
Automobiles	—	2,011,812	—	2,011,812
Beverages	—	1,445,371	—	1,445,371
Capital Markets	—	7,062,914	—	7,062,914
Chemicals	—	7,878,379	—	7,878,379
Commercial Banks	—	22,132,942	0	22,132,942
Commercial Services & Supplies	—	4,350,695	—	4,350,695
Construction Materials	—	316,967	—	316,967
Consumer Finance	—	1,307,446	—	1,307,446
Containers & Packaging	—	1,930,566	—	1,930,566
Diversified Financial Services	—	61,290,705	0	61,290,705
Diversified Telecommunication Services	—	9,553,969	—	9,553,969
Electric Utilities	—	34,596,307	—	34,596,307
Energy Equipment & Services	—	18,118,269	—	18,118,269
Food & Staples Retailing	—	314,526	—	314,526
Food Products	—	3,048,584	—	3,048,584
Health Care Equipment & Supplies	—	7,209,782	—	7,209,782
Health Care Providers & Services	—	12,912,383	—	12,912,383
Hotels, Restaurants & Leisure	—	557,544	—	557,544
Household Durables	—	158,029	—	158,029
Household Products	—	5,331,788	—	5,331,788
Insurance	—	32,363,141	—	32,363,141
Internet Software & Services	—	276,276	—	276,276
Machinery	—	145,234	—	145,234
Marine	—	2,726,700	—	2,726,700
Media	—	40,622,615	—	40,622,615
Metals & Mining	—	9,010,668	0	9,010,668
Multi-Utilities	—	8,358,291	—	8,358,291
Multiline Retail	—	5,210,639	—	5,210,639
Oil, Gas & Consumable Fuels	—	55,484,443	—	55,484,443
Paper & Forest Products	—	8,740,757	—	8,740,757
Personal Products	—	146,291	—	146,291
Pharmaceuticals	—	5,478,331	—	5,478,331
Professional Services	—	287,481	—	287,481
Real Estate Investment Trusts	—	5,680,102	—	5,680,102
Real Estate Management & Development	—	2,358,572	—	2,358,572
Road & Rail	—	2,455,643	—	2,455,643
Software	—	1,127,575	—	1,127,575
Specialty Retail	—	2,396,634	—	2,396,634
Trading Companies & Distributors	—	130,108	—	130,108
Transportation Infrastructure	—	141,709	—	141,709
Wireless Telecommunication Services	—	25,214,100	—	25,214,100
Structured Notes Debt	—	8,714,880	—	8,714,880
Preferred Stocks	4,886,837	—	—	4,886,837
Warrant	9,170	—	—	9,170
Purchased Options	277,325	—	—	277,325
Purchased Swaptions	—	6,322,372	—	6,322,372
Short-Term Investment Company	30,246,317	—	—	30,246,317
Securities Lending Collateral	75,792,939	—	—	75,792,939

Total Investment Securities	$111,212,588	$1,577,029,078	$0	$1,688,241,666

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
TBA Short Commitments
U.S. Government Agency Obligations	$—	$(109,745,254)	$—	$(109,745,254)

Total TBA Short Commitments	$—	$(109,745,254)	$—	$(109,745,254)

Other Financial Instruments in Assets
Credit Default Swap Agreements (V)	$—	$2,700,096	$—	$2,700,096
Forward Foreign Currency Contracts (V)	—	2,041,649	—	2,041,649
Futures Contracts (V)	1,103,087	—	—	1,103,087
Interest Rate Swap Agreements (V)	—	484,067	—	484,067

Total Other Financial Instruments in Assets	$1,103,087	$5,225,812	$—	$6,328,899

Other Financial Instruments in Liabilities
Credit Default Swap Agreements (V)	$—	$(242,668)	$—	$(242,668)
Forward Foreign Currency Contracts (V)	—	(599,591)	—	(599,591)
Futures Contracts (V)	(1,175,704)	—	—	(1,175,704)
Interest Rate Swap Agreements (V)	—	(743,897)	—	(743,897)
Written Options	(415,300)	—	—	(415,300)

Total Other Financial Instruments in Liabilities	$(1,591,004)	$(1,586,156)	$—	$(3,177,160)

Other Assets (W)
Cash	$12,397,386	$—	$—	$12,397,386
Cash on Deposit with Broker	700,000	—	—	700,000
Foreign Currency	768,494	—	—	768,494

Total Other Assets	$13,865,880	$—	$—	$13,865,880

Other Liabilities (W)
Cash Deposit due to Broker	$—	$(9,060,000)	$—	$(9,060,000)
Collateral for Securities on Loan	—	(75,792,939)	—	(75,792,939)
Foreign Currency	—	(7,396,922)	—	(7,396,922)

Total Other Liabilities	$—	$(92,249,861)	$—	$(92,249,861)

(U)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(V)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(W)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (X)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (Y)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (X)
Corporate Debt Securities	$0	$—	$—	$(1,084)	$—	$1,084	$—	$—	$0	$1,084

(X)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(Y)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
PREFERRED CORPORATE DEBT SECURITY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Fontainebleau Resorts
12.50%, 06/30/2012 (A) (B) (C)	$3,826,550	$—

Total Preferred Corporate Debt Security (cost $3,758,574)		—

CORPORATE DEBT SECURITIES - 88.6%
Aerospace & Defense - 1.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	890,000	923,375
GenCorp, Inc.
7.13%, 03/15/2021 - 144A	1,350,000	1,424,250
Huntington Ingalls Industries, Inc.
7.13%, 03/15/2021	1,465,000	1,593,187
Silver II Borrower / Silver II US Holdings LLC
7.75%, 12/15/2020 - 144A	1,365,000	1,453,725
TransDigm, Inc.
7.75%, 12/15/2018	3,750,000	4,115,625
Air Freight & Logistics - 0.3%
Air Medical Group Holdings, Inc.
9.25%, 11/01/2018	1,944,000	2,152,980
Auto Components - 0.7%
Affinia Group, Inc.
10.75%, 08/15/2016 - 144A	944,000	1,024,240
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	1,704,000	1,870,140
Tomkins LLC / Tomkins, Inc.
9.00%, 10/01/2018	588,000	654,885
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	2,212,000	2,466,380
Automobiles - 0.6%
Chrysler Group LLC / CG Co.-Issuer, Inc.
8.25%, 06/15/2021	2,815,000	3,142,244
Ford Motor Co.
Series 2009-B, Class A4
7.45%, 07/16/2031	1,495,000	1,890,750
Beverages - 0.2%
Constellation Brands, Inc.
6.00%, 05/01/2022	1,240,000	1,354,700
Innovation Ventures LLC / Innovation Ventures Finance Corp.
9.50%, 08/15/2019 - 144A	785,000	661,363
Biotechnology - 0.4%
STHI Holding Corp.
Series 2012-1A, Class A
8.00%, 03/15/2018 - 144A	1,115,000	1,218,138
Warner Chilcott Co. LLC
7.75%, 09/15/2018	2,043,000	2,183,456
Building Products - 0.9%
Interline Brands, Inc.
10.00%, 11/15/2018 - 144A	2,665,000	2,951,487
Nortek, Inc.
8.50%, 04/15/2021 - 144A	2,485,000	2,752,138
10.00%, 12/01/2018	1,560,000	1,747,200
Capital Markets - 0.1%
E*TRADE Financial Corp.
6.00%, 11/15/2017	250,000	261,563
6.38%, 11/15/2019	860,000	909,450

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 3.5%
Ashland, Inc.
3.00%, 03/15/2016 - 144A	$460,000	$466,900
Celanese US Holdings LLC
5.88%, 06/15/2021	765,000	833,850
6.63%, 10/15/2018	655,000	708,219
Chemtura Corp.
7.88%, 09/01/2018	1,520,000	1,641,600
Ineos Finance PLC
8.38%, 02/15/2019 - 144A	3,190,000	3,528,937
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.75%, 03/01/2019	750,000	780,000
LyondellBasell Industries NV
5.00%, 04/15/2019	4,180,000	4,723,400
5.75%, 04/15/2024	2,785,000	3,265,412
PetroLogistics, LP / PetroLogistics Finance Corp.
6.25%, 04/01/2020 - 144A	1,045,000	1,051,531
Rain CII Carbon LLC / CII Carbon Corp.
8.25%, 01/15/2021 - 144A	660,000	712,800
Series 2012-1A, Class A1
8.00%, 12/01/2018 - 144A	2,040,000	2,157,300
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	2,380,000	2,439,500
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460,000	489,900
TPC Group, Inc.
8.75%, 12/15/2020 - 144A	1,335,000	1,391,738
Tronox Finance LLC
6.38%, 08/15/2020 - 144A	3,780,000	3,666,600
US Coatings Acquisition, Inc. / Flash Dutch 2 BV
7.38%, 05/01/2021 - 144A	1,760,000	1,852,400
Commercial Banks - 0.3%
CIT Group, Inc.
5.00%, 08/15/2022	385,000	411,098
5.25%, 03/15/2018	525,000	567,000
5.38%, 05/15/2020	190,000	208,525
5.50%, 02/15/2019 - 144A	865,000	949,338
UBS AG (Escrow Shares)
5.75%, 08/15/2017	1,110,000	22,200
Commercial Services & Supplies - 3.2%
ADS Waste Holdings, Inc.
8.25%, 10/01/2020 - 144A	960,000	1,034,400
Alphabet Holding Co., Inc.
7.75%, 11/01/2017 - 144A	2,385,000	2,486,362
ARAMARK Holdings Corp.
8.63%, 05/01/2016 - 144A (C)	815,000	827,233
Ceridian Corp.
11.00%, 03/15/2021 - 144A	475,000	509,438
Clean Harbors, Inc.
5.13%, 06/01/2021 - 144A	865,000	885,544
5.25%, 08/01/2020	925,000	955,063
Covanta Holding Corp.
6.38%, 10/01/2022	1,700,000	1,850,297
Emergency Medical Services Corp.
8.13%, 06/01/2019	690,000	757,275
HDTFS, Inc.
6.25%, 10/15/2022	955,000	1,036,175
Hertz Corp.
7.50%, 10/15/2018	735,000	811,256
Interface, Inc.
7.63%, 12/01/2018	730,000	790,225
Mead Products LLC / ACCO Brands Corp.
6.75%, 04/30/2020 - 144A	2,355,000	2,513,962

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Polymer Group, Inc.
Series 2010-1A, Class A
7.75%, 02/01/2019	$1,265,000	$1,378,850
RR Donnelley & Sons Co.
7.88%, 03/15/2021	900,000	938,250
ServiceMaster Co.
7.00%, 08/15/2020 - 144A	2,015,000	2,085,525
8.00%, 02/15/2020	1,025,000	1,099,313
United Rentals North America, Inc.
7.38%, 05/15/2020	4,950,000	5,494,500
8.25%, 02/01/2021	290,000	328,425
10.25%, 11/15/2019	1,075,000	1,249,687
Communications Equipment - 1.3%
Avaya, Inc.
7.00%, 04/01/2019 - 144A	890,000	869,975
9.00%, 04/01/2019 - 144A	2,085,000	2,168,400
9.75%, 11/01/2015	560,000	558,600
10.50%, 03/01/2021 - 144A	6,182,405	5,888,741
Brocade Communications Systems, Inc.
6.88%, 01/15/2020	565,000	618,675
CommScope, Inc.
8.25%, 01/15/2019 - 144A	1,065,000	1,155,525
Computers & Peripherals - 0.5%
NCR Corp.
5.00%, 07/15/2022 - 144A	1,145,000	1,147,863
Seagate HDD Cayman
7.00%, 11/01/2021	2,720,000	2,951,200
Construction Materials - 0.0%
RathGibson, Inc.
11.25%, 02/15/2014 (A) (B)	2,145,000	—
Consumer Finance - 1.5%
Ally Financial, Inc.
4.63%, 06/26/2015	3,340,000	3,494,622
5.50%, 02/15/2017	1,700,000	1,838,963
6.25%, 12/01/2017	3,830,000	4,283,100
8.00%, 11/01/2031	2,055,000	2,599,575
Series 2012-1, Class A4
8.00%, 12/31/2018	375,000	448,594
Containers & Packaging - 1.3%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	2,705,000	2,779,387
BOE Merger Corp.
9.50%, 11/01/2017 - 144A	1,670,000	1,797,338
BWAY Holding Co.
10.00%, 06/15/2018	455,000	509,600
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023 - 144A	2,220,000	2,153,400
Sealed Air Corp.
8.38%, 09/15/2021 - 144A	3,625,000	4,150,625
Distributors - 0.9%
HD Supply, Inc.
7.50%, 07/15/2020 - 144A	2,660,000	2,799,650
8.13%, 04/15/2019	695,000	785,350
11.50%, 07/15/2020	900,000	1,066,500
VWR Funding, Inc.
7.25%, 09/15/2017 - 144A	2,695,000	2,853,331
Diversified Consumer Services - 1.6%
Education Management LLC / Education Management Finance Corp.
15.00%, 07/01/2018 - 144A	1,131,134	1,167,896
Laureate Education, Inc.
9.25%, 09/01/2019 - 144A	8,740,000	9,712,325
12.75%, 08/15/2017 - 144A	2,690,000	2,861,487

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 1.6%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/2016 - 144A	$129,280	$136,390
CEVA Group PLC
8.38%, 12/01/2017 - 144A	1,845,000	1,900,350
11.63%, 10/01/2016 - 144A	1,715,000	1,783,600
CNH Capital LLC
6.25%, 11/01/2016	1,640,000	1,812,200
General Motors Financial Co., Inc.
4.75%, 08/15/2017 - 144A	1,350,000	1,407,954
6.75%, 06/01/2018	1,075,000	1,217,438
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A	2,870,000	3,006,325
Nuveen Investments, Inc.
9.50%, 10/15/2020 - 144A	2,415,000	2,523,675
Diversified Telecommunication Services - 6.2%
Frontier Communications Corp.
7.63%, 04/15/2024 (D)	1,405,000	1,445,394
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	2,725,000	2,990,687
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	1,895,000	2,082,131
Intelsat Luxembourg SA
7.75%, 06/01/2021 - 144A (D)	4,680,000	4,761,900
8.13%, 06/01/2023 - 144A (D)	3,685,000	3,744,881
11.50%, 02/04/2017 (C)	8,030,156	8,528,026
Lynx II Corp.
6.38%, 04/15/2023 - 144A	945,000	989,888
SBA Telecommunications, Inc.
5.75%, 07/15/2020 - 144A	1,640,000	1,705,600
8.25%, 08/15/2019	429,000	472,973
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	1,299,825
Telesat Canada
12.50%, 11/01/2017	3,065,000	3,279,550
UPCB Finance V, Ltd.
7.25%, 11/15/2021 - 144A	4,730,000	5,226,650
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 - 144A	1,620,000	1,761,750
Virgin Media Finance PLC
4.88%, 02/15/2022	840,000	850,500
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A (C)	2,865,334	2,979,947
Windstream Corp.
6.38%, 08/01/2023 - 144A	2,385,000	2,367,112
7.50%, 06/01/2022	1,200,000	1,284,000
7.75%, 10/01/2021	5,410,000	5,896,900
8.13%, 09/01/2018	615,000	673,425
Electric Utilities - 0.3%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
6.88%, 08/15/2017 - 144A	640,000	673,600
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.50%, 10/01/2020 - 144A	2,900,000	2,167,750
Electrical Equipment - 0.3%
Belden, Inc.
5.50%, 09/01/2022 - 144A	900,000	922,500
General Cable Corp.
5.75%, 10/01/2022 - 144A	1,430,000	1,458,600
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc.
6.50%, 02/01/2020	1,035,000	1,125,562

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Bristow Group, Inc.
6.25%, 10/15/2022	$1,050,000	$1,134,000
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690,000	692,588
FTS International Services LLC / FTS International Bonds, Inc.
8.13%, 11/15/2018 - 144A	2,590,000	2,713,025
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.50%, 03/01/2020 - 144A	505,000	536,563
Offshore Group Investment, Ltd.
7.13%, 04/01/2023 - 144A	1,400,000	1,431,500
Oil States International, Inc.
6.50%, 06/01/2019	2,110,000	2,257,700
Precision Drilling Corp.
6.50%, 12/15/2021	1,835,000	1,958,862
6.63%, 11/15/2020	835,000	891,362
Rockies Express Pipeline LLC
6.00%, 01/15/2019 - 144A	1,815,000	1,778,700
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021 - 144A	1,430,000	1,483,625
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	4,020,000	4,060,200
SESI LLC
6.38%, 05/01/2019	1,315,000	1,413,625
Food & Staples Retailing - 0.4%
Dufry Finance SCA
5.50%, 10/15/2020 - 144A	1,500,000	1,556,301
Pantry, Inc.
8.38%, 08/01/2020 - 144A	1,385,000	1,485,413
Food Products - 1.8%
American Seafoods Group LLC
10.75%, 05/15/2016 - 144A	4,515,000	4,763,325
ARAMARK Corp.
5.75%, 03/15/2020 - 144A	895,000	915,138
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 - 144A (C) (E)	1,821,699	1,931,001
Hawk Acquisition Sub, Inc.
4.25%, 10/15/2020 - 144A (D)	1,835,000	1,837,294
Land O’ Lakes, Inc.
Series 2006-HE1, Class A3
6.00%, 11/15/2022 - 144A	870,000	928,725
Michael Foods Group, Inc.
9.75%, 07/15/2018	1,025,000	1,140,312
Michael Foods Holding, Inc.
8.50%, 07/15/2018 - 144A	1,335,000	1,378,387
Smithfield Foods, Inc.
6.63%, 08/15/2022	1,845,000	2,011,050
Gas Utilities - 1.0%
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75%, 05/20/2020	985,000	1,071,188
7.00%, 05/20/2022	3,665,000	3,985,687
AmeriGas Partners, LP / AmeriGas Finance Corp.
6.25%, 08/20/2019	1,220,000	1,299,300
Sabine Pass LNG, LP
Series 2012-AA, Class A
6.50%, 11/01/2020 - 144A	1,915,000	2,015,537
Health Care Equipment & Supplies - 2.8%
Accellent, Inc.
8.38%, 02/01/2017	2,950,000	3,134,375
Alere, Inc.
8.63%, 10/01/2018	1,180,000	1,253,750
Bausch & Lomb, Inc.
9.88%, 11/01/2015	903,000	934,605

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Biomet, Inc.
6.50%, 08/01/2020 - 144A	$2,100,000	$2,228,625
ConvaTec Healthcare E SA
10.50%, 12/15/2018 - 144A	4,540,000	5,050,750
DJO Finance LLC / DJO Finance Corp.
8.75%, 03/15/2018	1,245,000	1,388,175
Hologic, Inc.
6.25%, 08/01/2020	4,430,000	4,712,412
Kinetic Concepts, Inc. / KCI USA, Inc.
10.50%, 11/01/2018	3,095,000	3,350,337
Physio-Control International, Inc.
9.88%, 01/15/2019 - 144A	1,300,000	1,465,750
Teleflex, Inc.
Series 2010-1A, Class 2A2
6.88%, 06/01/2019	435,000	470,888
Health Care Providers & Services - 3.6%
Amsurg Corp.
5.63%, 11/30/2020 - 144A	625,000	657,813
CDRT Holding Corp.
9.25%, 10/01/2017 - 144A	1,695,000	1,758,563
CHS/Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,273,075
7.13%, 07/15/2020	2,295,000	2,490,075
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,990,000	4,144,612
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	1,300,000	1,426,750
5.88%, 01/31/2022 - 144A	1,085,000	1,211,131
HCA Holdings, Inc.
6.25%, 02/15/2021	1,510,000	1,610,038
HCA, Inc.
6.50%, 02/15/2020	2,380,000	2,684,937
7.50%, 02/15/2022	3,410,000	3,921,500
INC Research LLC
11.50%, 07/15/2019 - 144A	970,000	1,040,325
MultiPlan, Inc.
9.88%, 09/01/2018 - 144A	2,885,000	3,205,956
ResCare, Inc.
10.75%, 01/15/2019	1,975,000	2,231,750
United Surgical Partners International, Inc.
9.00%, 04/01/2020	1,180,000	1,336,350
Health Care Technology - 0.2%
IMS Health, Inc.
6.00%, 11/01/2020 - 144A	1,855,000	1,933,838
Hotels, Restaurants & Leisure - 6.9%
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A (B)	3,095,000	959,450
Caesars Entertainment Operating Co., Inc.
5.63%, 06/01/2015	6,100,000	5,612,000
8.50%, 02/15/2020	3,195,000	3,155,062
11.25%, 06/01/2017	2,045,000	2,175,369
12.75%, 04/15/2018	1,115,000	869,700
Series 2006-1, Class A1
5.38%, 12/15/2013	535,000	529,650
Caesars Operating Escrow LLC / Caesars Escrow Corp.
9.00%, 02/15/2020 - 144A	1,435,000	1,443,969
Carlson Wagonlit BV
6.88%, 06/15/2019 - 144A	1,340,000	1,396,950
Cinemark USA, Inc.
7.38%, 06/15/2021	540,000	603,450
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A (B)	5,645,000	3,528
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013 (A)	1,495,000	—

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Inn of the Mountain Gods Resort & Casino
8.75%, 11/30/2020 - 144A (E)	$240,000	$238,800
MGM Resorts International
5.88%, 02/27/2014	945,000	982,209
6.63%, 12/15/2021	3,185,000	3,340,269
7.75%, 03/15/2022	3,385,000	3,757,350
Mohegan Tribal Gaming Authority
10.50%, 12/15/2016 - 144A	1,550,000	1,526,750
11.00%, 09/15/2018 - 144A	2,580,000	2,251,050
11.50%, 11/01/2017 - 144A (E)	1,385,000	1,502,725
NCL Corp., Ltd.
9.50%, 11/15/2018	1,414,000	1,597,820
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc.
10.50%, 01/15/2020	2,725,000	3,174,625
RHP Hotel Properties, LP / RHP Finance Corp.
5.00%, 04/15/2021 - 144A (D)	1,325,000	1,334,938
Royal Caribbean Cruises, Ltd.
7.25%, 06/15/2016 - 03/15/2018	970,000	1,104,325
Seven Seas Cruises S de RL, LLC
9.13%, 05/15/2019	2,700,000	2,922,750
Station Casinos LLC
7.50%, 03/01/2021 - 144A	2,270,000	2,332,425
Studio City Finance, Ltd.
Series 2005-NC1, Class A11
8.50%, 12/01/2020 - 144A	4,725,000	5,185,687
Tunica-Biloxi Gaming Authority
Series 2005-AQ1, Class A4
9.00%, 11/15/2015 - 144A (E)	2,435,000	2,142,800
Viking Cruises, Ltd.
8.50%, 10/15/2022 - 144A	1,160,000	1,276,000
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2014 - 144A (A) (E)	1,758,906	894,052
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A	965,000	1,010,838
11.50%, 10/01/2018	2,995,000	3,515,381
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
7.75%, 08/15/2020	1,435,000	1,608,994
Household Durables - 0.5%
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	2,220,000	2,375,400
Libbey Glass, Inc.
6.88%, 05/15/2020	670,000	722,763
Tempur-Pedic International, Inc.
6.88%, 12/15/2020 - 144A	1,065,000	1,136,887
Household Products - 2.2%
Harbinger Group, Inc.
7.88%, 07/15/2019 - 144A	890,000	938,950
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88%, 02/15/2021	3,150,000	3,354,750
7.13%, 04/15/2019	1,885,000	2,024,019
7.88%, 08/15/2019	985,000	1,085,963
9.88%, 08/15/2019	4,305,000	4,719,356
Spectrum Brands Escrow Corp.
6.38%, 11/15/2020 - 144A	935,000	1,003,956
6.63%, 11/15/2022 - 144A	1,360,000	1,475,600
Spectrum Brands, Inc.
6.75%, 03/15/2020	1,345,000	1,450,919
9.50%, 06/15/2018	870,000	985,275
Sun Products Corp.
7.75%, 03/15/2021 - 144A	1,885,000	1,899,137

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power Producers & Energy Traders - 0.8%
Edison Mission Energy
7.50%, 06/15/2013 (B)	$2,750,000	$1,457,500
NRG Energy, Inc.
7.88%, 05/15/2021	1,665,000	1,852,313
8.25%, 09/01/2020	2,960,000	3,341,100
Industrial Conglomerates - 0.3%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360,000	2,537,000
Insurance - 0.7%
A-S Co.-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
7.88%, 12/15/2020 - 144A	1,255,000	1,289,513
Hub International, Ltd.
8.13%, 10/15/2018 - 144A	1,300,000	1,368,250
Onex USI Acquisition Corp.
7.75%, 01/15/2021 - 144A	2,955,000	2,962,387
Internet Software & Services - 0.1%
Equinix, Inc.
7.00%, 07/15/2021	1,100,000	1,221,000
IT Services - 0.5%
Alliance Data Systems Corp.
6.38%, 04/01/2020 - 144A	1,000,000	1,077,500
Fidelity National Information Services, Inc.
7.63%, 07/15/2017	1,095,000	1,171,650
Lender Processing Services, Inc.
5.75%, 04/15/2023	1,425,000	1,485,563
NeuStar, Inc.
4.50%, 01/15/2023 - 144A	675,000	644,625
Life Sciences Tools & Services - 0.6%
Jaguar Holding Co. II / Jaguar Merger Sub, Inc.
9.50%, 12/01/2019 - 144A	4,070,000	4,670,325
Machinery - 0.9%
BC Mountain LLC / BC Mountain Finance, Inc.
7.00%, 02/01/2021 - 144A	1,705,000	1,807,300
JMC Steel Group, Inc.
8.25%, 03/15/2018 - 144A	1,535,000	1,627,100
Milacron LLC / Mcron Finance Corp.
7.75%, 02/15/2021 - 144A	475,000	491,031
Navistar International Corp.
Series T2A, Class BT2
8.25%, 11/01/2021	2,725,000	2,776,094
SPL Logistics Escrow LLC / SPL Logistics Finance Corp.
8.88%, 08/01/2020 - 144A	875,000	929,688
Media - 4.9%
Adelphia Communications Corp. (Escrow Certificates)
10.25%, 06/15/2049 - 11/01/2049	1,460,000	10,950
Series 2012-1, Class A
9.25%, 10/01/2049 (F)	1,305,000	9,788
AMC Entertainment, Inc.
8.75%, 06/01/2019	535,000	587,162
AMC Networks, Inc.
7.75%, 07/15/2021	890,000	1,007,925
Series SART-3, Class 1A2
4.75%, 12/15/2022	885,000	880,575
Cablevision Systems Corp.
Series 2012-1A, Class A1 7.75%, 04/15/2018	2,805,000	3,145,106
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A (C) (E)	2,383,984	2,443,584

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	$3,580,000	$3,517,350
7.00%, 01/15/2019	1,140,000	1,228,350
7.88%, 04/30/2018	1,125,000	1,196,719
8.13%, 04/30/2020	100,000	111,750
Clear Channel Communications, Inc.
11.25%, 03/01/2021 - 144A	1,360,000	1,394,000
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022 - 144A	3,450,000	3,628,125
Series A
7.63%, 03/15/2020	385,000	397,994
Crown Media Holdings, Inc.
10.50%, 07/15/2019	770,000	868,175
CSC Holdings LLC
6.75%, 11/15/2021	185,000	207,431
LBI Media, Inc.
10.00%, 04/15/2019 - 144A	1,490,000	1,378,250
Series 2010-A, Class A
13.50%, 04/15/2020 - 144A (C) (E)	152,000	63,840
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75%, 04/01/2021 - 144A	2,800,000	2,772,000
MDC Partners, Inc.
6.75%, 04/01/2020 - 144A	950,000	959,500
11.00%, 11/01/2016	2,240,000	2,486,400
Mediacom LLC / Mediacom Capital Corp.
9.13%, 08/15/2019	935,000	1,043,694
NAI Entertainment Holdings LLC
8.25%, 12/15/2017 - 144A	621,000	673,785
National CineMedia LLC
6.00%, 04/15/2022	1,045,000	1,120,762
7.88%, 07/15/2021	3,010,000	3,352,387
Nielsen Finance LLC / Nielsen Finance Co.
11.63%, 02/01/2014	644,000	693,910
Regal Entertainment Group
5.75%, 02/01/2025	720,000	707,400
9.13%, 08/15/2018	1,340,000	1,504,150
Sitel LLC
11.50%, 04/01/2018	680,000	445,400
Starz LLC / Starz Finance Corp.
Series 2012-NPL5, Class A
5.00%, 09/15/2019	1,250,000	1,287,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.50%, 01/15/2023 - 144A	2,220,000	2,281,050
Metals & Mining - 2.5%
AK Steel Corp.
Series SART-3, Class 1A1
8.75%, 12/01/2018 - 144A	870,000	959,175
ArcelorMittal
6.75%, 02/25/2022	985,000	1,076,471
Eldorado Gold Corp.
6.13%, 12/15/2020 - 144A	3,550,000	3,683,125
IAMGOLD Corp.
6.75%, 10/01/2020 - 144A	2,425,000	2,334,063
Inmet Mining Corp.
7.50%, 06/01/2021 - 144A	1,310,000	1,418,075
8.75%, 06/01/2020 - 144A	900,000	999,000
KGHM International, Ltd.
7.75%, 06/15/2019 - 144A	2,985,000	3,134,250
New Gold, Inc.
6.25%, 11/15/2022 - 144A	1,300,000	1,361,750
7.00%, 04/15/2020 - 144A	770,000	827,750

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis, Inc.
8.38%, 12/15/2017	$1,145,000	$1,253,775
8.75%, 12/15/2020	2,205,000	2,486,137
SunCoke Energy, Inc.
Series 2007-TC1, Class A
7.63%, 08/01/2019	1,085,000	1,166,375
Oil, Gas & Consumable Fuels - 9.4%
Alpha Natural Resources, Inc.
6.25%, 06/01/2021	2,180,000	1,962,000
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
Series 2005-OPT1, Class A1MZ
7.75%, 01/15/2021 - 144A	1,255,000	1,204,800
Berry Petroleum Co.
6.38%, 09/15/2022	3,230,000	3,431,875
Chesapeake Energy Corp.
5.75%, 03/15/2023 (D)	3,095,000	3,137,556
Series 2012-A5, Class A5
6.13%, 02/15/2021	2,895,000	3,079,556
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
Series 2012-1A, Class B
6.63%, 11/15/2019 - 144A	875,000	901,250
Concho Resources, Inc.
5.50%, 04/01/2023	1,515,000	1,571,813
6.50%, 01/15/2022	1,070,000	1,166,300
7.00%, 01/15/2021	1,325,000	1,457,500
CONSOL Energy, Inc.
Series 2002-1, Class A
8.00%, 04/01/2017	1,335,000	1,441,800
Continental Resources, Inc.
5.00%, 09/15/2022	6,950,000	7,384,375
7.13%, 04/01/2021	545,000	617,213
CVR Refining LLC / Coffeyville Finance, Inc.
6.50%, 11/01/2022 - 144A	2,355,000	2,407,987
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360,000	1,523,200
EP Energy LLC / EP Energy Finance, Inc.
9.38%, 05/01/2020	2,490,000	2,875,950
EP Energy LLC / Everest Acquisition Finance, Inc.
6.88%, 05/01/2019	3,385,000	3,706,575
7.75%, 09/01/2022	680,000	751,400
EPL Oil & Gas, Inc.
8.25%, 02/15/2018 - 144A	1,430,000	1,515,800
Frontier Oil Corp.
Series 2011-1, Class A13
6.88%, 11/15/2018	445,000	481,713
Harvest Operations Corp.
6.88%, 10/01/2017	645,000	720,788
HollyFrontier Corp.
9.88%, 06/15/2017	1,510,000	1,606,262
Kodiak Oil & Gas Corp.
5.50%, 01/15/2021 - 144A	360,000	377,100
8.13%, 12/01/2019	3,020,000	3,412,600
Laredo Petroleum, Inc.
7.38%, 05/01/2022	1,645,000	1,801,275
MEG Energy Corp.
6.38%, 01/30/2023 - 144A	1,870,000	1,944,800
Newfield Exploration Co.
5.63%, 07/01/2024	2,265,000	2,338,612
Oasis Petroleum, Inc.
6.50%, 11/01/2021	755,000	822,950
6.88%, 01/15/2023	2,510,000	2,761,000
PBF Holding Co. LLC / PBF Finance Corp.
8.25%, 02/15/2020 - 144A	100,000	110,000

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.
6.25%, 11/15/2021	$3,270,000	$3,400,800
Plains Exploration & Production Co.
6.88%, 02/15/2023	3,800,000	4,303,500
QEP Resources, Inc.
5.25%, 05/01/2023	1,455,000	1,491,375
Range Resources Corp.
6.75%, 08/01/2020	1,320,000	1,452,000
Rosetta Resources, Inc.
9.50%, 04/15/2018	825,000	909,563
SandRidge Energy, Inc.
7.50%, 03/15/2021	890,000	925,600
8.13%, 10/15/2022	90,000	96,075
SemGroup, LP (Escrow Shares)
Series 2007-HE1, Class A2A
8.75%, 11/15/2049 (F)	2,985,000	78,356
SM Energy Co.
6.50%, 01/01/2023	1,445,000	1,582,275
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020 - 144A (E)	465,000	489,413
Tesoro Corp.
5.38%, 10/01/2022	1,905,000	1,985,962
Venoco, Inc.
8.88%, 02/15/2019	2,620,000	2,541,400
11.50%, 10/01/2017	430,000	460,100
WPX Energy, Inc.
5.25%, 01/15/2017	615,000	644,213
6.00%, 01/15/2022	2,725,000	2,854,437
Paper & Forest Products - 0.7%
Boise Paper Holdings LLC
Series 2013-1, Class A2
9.00%, 11/01/2017	1,835,000	1,977,212
Series 2013-1, Class A3
8.00%, 04/01/2020	445,000	495,063
Domtar Corp.
10.75%, 06/01/2017	1,540,000	1,986,354
Smurfit Kappa Acquisitions
4.88%, 09/15/2018 - 144A	1,090,000	1,111,800
Pharmaceuticals - 1.1%
ENDO Health Solutions, Inc.
7.00%, 07/15/2019 - 12/15/2020	1,930,000	2,061,581
7.25%, 01/15/2022	2,275,000	2,445,625
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 - 144A	1,940,000	2,045,487
VPI Escrow Corp.
Series 2012-PR2A, Class A1
6.38%, 10/15/2020 - 144A	2,425,000	2,555,344
Professional Services - 1.3%
FTI Consulting, Inc.
6.00%, 11/15/2022 - 144A	1,045,000	1,105,088
TransUnion Holding Co., Inc.
8.13%, 06/15/2018 - 144A	1,980,000	2,113,650
9.63%, 06/15/2018	3,545,000	3,855,187
TransUnion LLC / TransUnion Financing Corp.
11.38%, 06/15/2018	3,035,000	3,490,250
Real Estate Management & Development - 0.6%
CBRE Services, Inc.
6.63%, 10/15/2020	2,470,000	2,679,950
11.63%, 06/15/2017	2,250,000	2,421,563

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.75%, 03/15/2020	$2,165,000	$2,554,722
Kansas City Southern de Mexico SA de CV
6.13%, 06/15/2021	600,000	678,000
Watco Cos. LLC / Watco Finance Corp.
6.38%, 04/01/2023 - 144A	950,000	977,312
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC
5.75%, 02/15/2021 - 144A	990,000	1,027,125
Software - 2.2%
First Data Corp.
6.75%, 11/01/2020 - 144A	200,000	208,500
7.38%, 06/15/2019 - 144A	2,535,000	2,696,606
10.63%, 06/15/2021 - 144A (D)	3,210,000	3,246,112
11.25%, 01/15/2021 - 144A	1,725,000	1,794,000
Infor US, Inc.
9.38%, 04/01/2019	1,605,000	1,819,669
Nuance Communications, Inc.
5.38%, 08/15/2020 - 144A	2,220,000	2,247,750
Southern Graphics, Inc.
8.38%, 10/15/2020 - 144A	1,565,000	1,619,775
SSI Investments II, Ltd. / SSI Co.-Issuer LLC
11.13%, 06/01/2018	4,375,000	4,856,250
Specialty Retail - 5.6%
Academy, Ltd.
9.25%, 08/01/2019 - 144A	2,170,000	2,446,675
Burlington Holdings LLC / Burlington Holding Finance, Inc.
9.00%, 02/15/2018 - 144A (C)	1,540,000	1,563,100
Claire’s Stores, Inc.
6.13%, 03/15/2020 - 144A	1,300,000	1,332,500
8.88%, 03/15/2019	450,000	474,750
9.00%, 03/15/2019 - 144A	2,510,000	2,836,300
Express LLC
8.75%, 03/01/2018	5,145,000	5,608,050
L Brands, Inc.
5.63%, 02/15/2022	2,700,000	2,862,000
6.63%, 04/01/2021	4,135,000	4,672,550
8.50%, 06/15/2019	2,650,000	3,252,875
Michaels Stores, Inc.
7.75%, 11/01/2018	1,450,000	1,584,125
11.38%, 11/01/2016	658,000	688,439
New Academy Finance Co. LLC / New Academy Finance Corp.
8.00%, 06/15/2018 - 144A	3,995,000	4,134,825
Party City Holdings, Inc.
8.88%, 08/01/2020 - 144A	2,320,000	2,546,200
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	3,325,000	3,665,813
Petco Holdings, Inc.
8.50%, 10/15/2017 - 144A	3,895,000	4,016,719
Radio Systems Corp.
Series 2006-RZ5, Class A2
8.38%, 11/01/2019 - 144A	1,160,000	1,226,700
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 06/01/2022	4,135,000	4,315,906
Textiles, Apparel & Luxury Goods - 0.5%
Levi Strauss & Co.
6.88%, 05/01/2022 - 144A	1,075,000	1,177,125
PVH Corp.
7.75%, 11/15/2023	2,795,000	3,435,270

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 1.6%
International Lease Finance Corp.
6.25%, 05/15/2019	$745,000	$815,775
8.25%, 12/15/2020	2,775,000	3,399,375
8.63%, 09/15/2015 - 01/15/2022	2,305,000	2,906,112
8.75%, 03/15/2017	2,455,000	2,887,694
Series 2007-1A, Class A2
5.65%, 06/01/2014	1,250,000	1,304,688
Rexel SA
5.25%, 06/15/2020 - 144A (D)	2,465,000	2,495,812
Wireless Telecommunication Services - 5.0%
Crown Castle International Corp.
5.25%, 01/15/2023	1,910,000	1,943,425
Digicel Group, Ltd.
Series 2013-1, Class A
10.50%, 04/15/2018 - 144A	1,045,000	1,162,563
Digicel, Ltd.
6.00%, 04/15/2021 - 144A	1,825,000	1,815,875
8.25%, 09/01/2017 - 144A	2,705,000	2,860,537
iPCS, Inc.
3.55%, 05/01/2014 (F)	880,000	881,100
MetroPCS Wireless, Inc.
6.25%, 04/01/2021 - 144A	3,575,000	3,637,562
6.63%, 04/01/2023 - 144A	5,365,000	5,472,300
SBA Communications Corp.
5.63%, 10/01/2019 - 144A	1,905,000	1,959,769
Sprint Nextel Corp.
6.00%, 12/01/2016 - 11/15/2022	5,930,000	6,256,375
7.00%, 08/15/2020	1,240,000	1,364,000
8.38%, 08/15/2017	5,115,000	5,952,581
9.13%, 03/01/2017	995,000	1,176,588
Series 2013-AA, Class A
9.00%, 11/15/2018 - 144A	6,075,000	7,510,219

Total Corporate Debt Securities (cost $714,256,270)		749,254,051

CONVERTIBLE BONDS - 0.3%
Hotels, Restaurants & Leisure - 0.3%
NCL Corp., Ltd.
5.00%, 02/15/2018 - 144A	810,000	825,188
Regal Cinemas Corp.
8.63%, 07/15/2019	1,330,000	1,474,637
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates)
Series 4, Class A
2.50%, 06/15/2021 (A)	1,220,000	—
Media - 0.0% (G)
Mood Media Corp.
Series 1
10.00%, 10/31/2015 (A) (E) (H)	7,000	4,984

Total Convertible Bonds (cost $2,202,584)		2,304,809

LOAN ASSIGNMENTS - 6.9%
Aerospace & Defense - 0.2%
Sequa Corp., Tranche B
5.25%, 06/19/2017 (F)	1,596,000	1,619,940
Automobiles - 0.2%
DaimlerDaimlerChrysler Group LLC, Tranche B
6.00%, 05/24/2017 (F)	1,375,500	1,401,291

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.7%
Ineos US Finance LLC
6.50%, 05/04/2018 (F)	$3,960,000	$4,019,400
Tronox, Inc. - , 03/13/2020 (I)	2,200,000	2,226,715
Diversified Consumer Services - 0.1%
Education Management LLC, Extended
4.31%, 06/01/2016 (F)	1,196,725	993,281
Diversified Financial Services - 0.5%
Alixpartners LLP, 2nd Lien
10.75%, 12/27/2019 (F)	2,300,000	2,348,875
Nuveen Investments, Inc., 2nd Lien
8.25%, 02/28/2019 (F)	2,000,000	2,055,000
Electric Utilities - 0.2%
Texas Competitive Electric Holdings Co. LLC, Extended
4.73%, 10/10/2017 (F)	2,490,000	1,765,410
Food Products - 0.4%
HJ Heinz Co., Tranche B2 - , 03/27/2020 (I)	2,400,000	2,394,000
Hostess Brands, Inc. - , 03/06/2020 (I)	700,000	714,000
Health Care Equipment & Supplies - 0.3%
WP Prism, Inc. - , 05/31/2018 (I)	2,300,000	2,308,625
Hotels, Restaurants & Leisure - 0.7%
Peninsula Gaming LLC
5.75%, 11/20/2017 (F)	3,291,750	3,345,241
Seven Seas Cruises S de RL LLC, Tranche B
4.75%, 12/21/2018 (F) (J)	2,587,250	2,616,356
Household Products - 0.3%
Sun Products Corp.
5.50%, 03/18/2020 (F)	2,800,000	2,822,750
Insurance - 0.7%
Asurion LLC, Tranche B1
Series 2000-LB1, Class AF5
4.75%, 07/18/2017 (F)	937,500	948,047
Lone Star Intermediate Super Holdings LLC, Tranche B
11.00%, 09/02/2019 (F)	4,300,000	4,606,375
Media - 0.3%
McGrawhill Global - , 03/22/2019 (I)	1,800,000	1,741,500
WideOpenWest Finance LLC, 1st Lien
6.25%, 07/17/2018 (F)	595,500	602,199
Metals & Mining - 0.7%
FMG Resources August 2006 Pty, Ltd.
5.25%, 10/18/2017 (F)	6,178,950	6,245,151
Oil, Gas & Consumable Fuels - 0.3%
EP Energy LLC, Tranche B1
5.00%, 05/24/2018 (F)	2,500,000	2,525,000
Personal Products - 0.4%
Revlon Consumer Products Corp., Tranche B
4.75%, 11/17/2017 (F)	3,247,486	3,253,981
Pharmaceuticals - 0.7%
Aptalis Pharma, Inc., Tranche B
Series 2010-3A, Class A
5.50%, 02/10/2017 (F)	2,346,000	2,363,595
Quintiles Transnational Holdings, Inc.
7.50%, 02/22/2017 (F)	3,400,000	3,476,500

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Transportation Infrastructure - 0.2%
CEVA Logistics US Holdings, Inc., Extended
5.30%, 08/31/2016 (F)	$534,207	$519,517
CEVA Logistics US Holdings, Inc., Extended Synthetic
5.31%, 08/31/2016 (F)	535,304	520,583
EGL, Inc., Extended
5.30%, 08/31/2016 (F)	958,861	932,492

Total Loan Assignments (cost $56,875,614)		58,365,824

STRUCTURED NOTES DEBT - 0.3%
Media - 0.3%
Catalina Marketing Corp.
Series 2005-1A, Class A2
11.63%, 10/01/2017 - 144A (J) (K)	2,828,000	2,997,680

Total Structured Notes Debt (cost $2,828,821)		2,997,680

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%
Electronic Equipment & Instruments - 0.4%
Lucent Technologies Capital Trust I, 7.75% (L)	3,480	3,225,960
Health Care Equipment & Supplies - 0.2%
Alere, Inc. - Series B, 3.00% (L) (M)	6,590	1,579,821
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., 4.50% (L) (M)	12,015	1,072,819

Total Convertible Preferred Stocks (cost $5,811,659)		5,878,600

PREFERRED STOCK - 0.3%
Commercial Banks - 0.3%
GMAC Capital Trust I - Series 2, 8.13% (F) (L)	87,120	2,369,664

Total Preferred Stock (cost $2,199,626)		2,369,664

COMMON STOCKS - 0.5%
Airlines - 0.0% (G)
Delta Air Lines, Inc. (L)	13,451	222,076
Building Products - 0.4%
Panolam Holdings Co. - GDR (A) (E) (H) (L)	1,803	3,182,619
Hotels, Restaurants & Leisure - 0.0% (G)
Greektown Superholdings, Inc. (L)	1,131	101,790
Independent Power Producers & Energy Traders - 0.0%
Mirant Corp. (Escrow Certificates) (A) (L)	550,000	—
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp. - Class A (L)	7,723	399,434

Total Common Stocks (cost $3,796,948)		3,905,919

RIGHT - 0.1%
Hotels, Restaurants & Leisure - 0.1%
BLB Contingent Value Rights (E) (H) (L)	2,010	447,225

Total Right (cost $2,010,000)		447,225

WARRANTS - 0.0% (G)
Food Products - 0.0% (G)
American Seafoods Group LLC (L) Expiration: 05/15/2018 Exercise Price: $.01	1,265	113,850

	Shares	Value
WARRANTS (continued)
Media - 0.0%
Reader’s Digest Association, Inc. (A) (L) Expiration: 02/19/2014 Exercise Price: $47.35	13,112	$—
Oil, Gas & Consumable Fuels - 0.0% (G)
SemGroup Corp. (L) Expiration: 11/30/2014 Exercise Price: $25.00	8,130	219,266

Total Warrants (cost $81)		333,116

INVESTMENT COMPANY - 0.0%
Diversified Financial Services - 0.0%
Adelphia Recovery Trust - Series ACC1 (A)	2,697,805	—

Total Investment Company (cost $2,633,431)		—

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.03% (J), dated 03/28/2013, to be repurchased at $31,558,252 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 3.00%, due 12/01/2026, and with a value of $32,189,680.	$31,558,147	31,558,147

Total Repurchase Agreement (cost $31,558,147)		31,558,147

Total Investment Securities (cost $827,931,755) (N)		857,415,035
Other Assets and Liabilities - Net		(11,928,669)

Net Assets		$845,486,366

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $4,081,655, or 0.48% of the portfolio’s net assets.
(B)	In default.
(C)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(D)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(E)	Illiquid. Total aggregate market value of illiquid securities is $13,341,043, or 1.58% of the portfolio’s net assets.
(F)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(G)	Percentage rounds to less than 0.1%.
(H)	Restricted security. At March 31, 2013, the portfolio owned the respective securities which were restricted as to public resale:

Investment Securities	Description	Acquisition Date	Cost	Value	Value as % of Net Assets
Convertible Bonds	Mood Media Corp. -Series 1	07/30/2012	$1,211	$4,984	0.00%
Common Stocks	Panolam Holdings Co.	11/29/2009	3,079,799	3,182,619	0.38
Right	BLB Contingent Value Rights	11/22/2010	2,010,000	447,225	0.05

			$5,091,010	$3,634,828	0.43%

(I)	All or portion of this security represents unsettled loan commitment at March 31, 2013 where the rate will be determined at time of settlement.
(J)	Rate shown reflects the yield at March 31, 2013.
(K)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(L)	Non-income producing security.
(M)	The security has a perpetual maturity. The date shown is the next call date.
(N)	Aggregate cost for federal income tax purposes is $827,931,755. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $51,993,257 and $22,509,977, respectively. Net unrealized appreciation for tax purposes is $29,483,280.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $342,805,576 or 40.55% of the portfolio’s net assets.
GDR	Global Depositary Receipt

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Preferred Corporate Debt Security
Hotels, Restaurants & Leisure	$—	$—	$0	$0
Corporate Debt Securities
Aerospace & Defense	—	9,510,162	—	9,510,162
Air Freight & Logistics	—	2,152,980	—	2,152,980
Auto Components	—	6,015,645	—	6,015,645
Automobiles	—	5,032,994	—	5,032,994
Beverages	—	2,016,063	—	2,016,063
Biotechnology	—	3,401,594	—	3,401,594
Building Products	—	7,450,825	—	7,450,825
Capital Markets	—	1,171,013	—	1,171,013

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Chemicals	$—	$29,710,087	$—	$29,710,087
Commercial Banks	—	2,158,161	—	2,158,161
Commercial Services & Supplies	—	27,031,780	—	27,031,780
Communications Equipment	—	11,259,916	—	11,259,916
Computers & Peripherals	—	4,099,063	—	4,099,063
Construction Materials	—	—	0	0
Consumer Finance	—	12,664,854	—	12,664,854
Containers & Packaging	—	11,390,350	—	11,390,350
Distributors	—	7,504,831	—	7,504,831
Diversified Consumer Services	—	13,741,708	—	13,741,708
Diversified Financial Services	—	13,787,932	—	13,787,932
Diversified Telecommunication Services	—	52,341,139	—	52,341,139
Electric Utilities	—	2,841,350	—	2,841,350
Electrical Equipment	—	2,381,100	—	2,381,100
Energy Equipment & Services	—	21,477,312	—	21,477,312
Food & Staples Retailing	—	3,041,714	—	3,041,714
Food Products	—	14,905,232	—	14,905,232
Gas Utilities	—	8,371,712	—	8,371,712
Health Care Equipment & Supplies	—	23,989,667	—	23,989,667
Health Care Providers & Services	—	29,992,875	—	29,992,875
Health Care Technology	—	1,933,838	—	1,933,838
Hotels, Restaurants & Leisure	—	57,554,864	894,052	58,448,916
Household Durables	—	4,235,050	—	4,235,050
Household Products	—	18,937,925	—	18,937,925
Independent Power Producers & Energy Traders	—	6,650,913	—	6,650,913
Industrial Conglomerates	—	2,537,000	—	2,537,000
Insurance	—	5,620,150	—	5,620,150
Internet Software & Services	—	1,221,000	—	1,221,000
IT Services	—	4,379,338	—	4,379,338
Life Sciences Tools & Services	—	4,670,325	—	4,670,325
Machinery	—	7,631,213	—	7,631,213
Media	—	41,405,012	—	41,405,012
Metals & Mining	—	20,699,946	—	20,699,946
Oil, Gas & Consumable Fuels	—	79,729,119	—	79,729,119
Paper & Forest Products	—	5,570,429	—	5,570,429
Pharmaceuticals	—	9,108,037	—	9,108,037
Professional Services	—	10,564,175	—	10,564,175
Real Estate Management & Development	—	5,101,513	—	5,101,513
Road & Rail	—	4,210,034	—	4,210,034
Semiconductors & Semiconductor Equipment	—	1,027,125	—	1,027,125
Software	—	18,488,662	—	18,488,662
Specialty Retail	—	47,227,527	—	47,227,527
Textiles, Apparel & Luxury Goods	—	4,612,395	—	4,612,395
Trading Companies & Distributors	—	13,809,456	—	13,809,456
Wireless Telecommunication Services	—	41,992,894	—	41,992,894
Convertible Bonds
Hotels, Restaurants & Leisure	—	2,299,825	—	2,299,825
Independent Power Producers & Energy Traders	—	—	0	0

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Media	$—	$—	$4,984	$4,984
Loan Assignments	—	58,365,824	—	58,365,824
Structured Notes Debt	—	2,997,680	—	2,997,680
Convertible Preferred Stocks	5,878,600	—	—	5,878,600
Preferred Stock	2,369,664	—	—	2,369,664
Common Stocks
Airlines	222,076	—	—	222,076
Building Products	—	—	3,182,619	3,182,619
Hotels, Restaurants & Leisure	101,790	—	—	101,790
Independent Power Producers & Energy Traders	—	—	0	0
Oil, Gas & Consumable Fuels	399,434	—	—	399,434
Right	—	447,225	—	447,225
Warrants
Food Products	113,850	—	—	113,850
Media	—	—	0	0
Oil, Gas & Consumable Fuels	219,266	—	—	219,266
Investment Company
Diversified Financial Services	—	—	0	0
Repurchase Agreement	—	31,558,147	—	31,558,147

Total Investment Securities	$9,304,680	$844,028,700	$4,081,655	$857,415,035

Other Assets (P)
Cash	$1,468,376	$—	$—	$1,468,376

Total Other Assets	$1,468,376	$—	$—	$1,468,376

(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(P)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales (Q)	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (R)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (R)
Convertible Bonds	$7,252	$—	$—	$532	—	$(2,800)	$—	$—	$4,984	$(2,800)
Corporate Bonds	1,059,269	—	(196,733)	(2,249)	907	32,858	—	—	894,052	32,858
Common Stocks	3,182,619	—	—	—	—	—	—	—	3,182,619	—

Total	$4,249,140	$—	$(196,733)	$(1,717)	$907	$30,058	$—	$—	$4,081,655	$30,058

(Q)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(R)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(S)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	$157,903	$164,799
U.S. Treasury Note
0.25%, 02/28/2015 - 03/31/2015	120,000	120,010
0.75%, 02/28/2018	325,000	324,924
1.63%, 11/15/2022	128,000	125,730
2.00%, 02/15/2023	2,935,000	2,972,145

Total U.S. Government Obligations (cost $3,712,883)		3,707,608

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.8%
Fannie Mae
Zero Coupon, 10/09/2019	280,000	248,140
2.50%, 10/01/2027	73,344	76,264
2.96%, 03/01/2041 (A)	54,522	57,407
3.00%, 02/01/2028 - 04/01/2043	871,526	901,531
3.15%, 03/01/2041 (A)	52,936	55,584
3.27%, 12/01/2040 (A)	57,625	61,075
3.50%, 09/01/2041 (A)	74,362	78,661
3.50%, 01/01/2027 - 03/01/2043	1,089,162	1,154,244
4.00%, 02/01/2025 - 10/01/2042	1,707,220	1,826,973
4.50%, 02/01/2025 - 08/01/2042	1,007,228	1,085,392
5.00%, 09/01/2033 - 12/01/2035	512,281	557,512
5.50%, 09/01/2034 - 08/01/2037	443,313	488,622
6.00%, 02/01/2038 - 10/01/2040	380,348	418,939
6.50%, 05/01/2040	297,159	333,252
Fannie Mae, TBA
2.50%	200,000	207,469
3.00%	1,000,000	1,040,825
3.50%	100,000	105,594
4.00%	200,000	213,589
4.50%	200,000	215,433
5.00%	100,000	108,297
6.00%	100,000	109,563
Farmer Mac Guaranteed Notes Trust
Series 2007-1
5.13%, 04/19/2017 - 144A	350,000	408,247
Freddie Mac
2.68%, 10/25/2022	80,000	81,955
3.00%, 03/01/2043	285,000	293,090
3.03%, 02/01/2041 (A)	62,472	65,910
3.50%, 11/01/2042	294,134	310,422
3.97%, 01/25/2021 (A)	120,000	135,343
4.50%, 10/01/2041	482,555	516,238
5.00%, 03/01/2038	459,486	495,011
Freddie Mac, IO
0.90%, 10/25/2022 (A)	559,813	38,918
1.32%, 08/25/2022 (A)	359,581	35,144
1.51%, 06/25/2022 (A)	379,345	41,914
1.56%, 12/25/2018 (A)	278,936	21,423
1.78%, 05/25/2019 (A)	219,459	20,399
Freddie Mac, TBA
3.50%	1,160,000	1,217,773
4.00%	400,000	424,625
4.50%	100,000	106,953
5.50%	200,000	216,617
FREMF Mortgage Trust
3.56%, 08/25/2045 - 144A (A)	50,000	51,119
3.66%, 10/25/2045 - 144A (A)	40,000	40,205
4.02%, 11/25/2044 - 144A (A)	20,000	20,407
Series 2013-K25, Class B
3.62%, 11/25/2045 - 144A (A)	10,000	10,087
Ginnie Mae
1.35%, 11/20/2059(A)	452,300	465,308
4.00%, 09/15/2040 - 07/15/2042	204,835	223,982
4.50%, 05/20/2041 - 02/15/2042	963,971	1,060,591

	Principal		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO
1.01%, 02/16/2053 (A)		$312,712	$27,080
Ginnie Mae, TBA
3.50%		100,000	106,922
4.00%		500,000	540,879
4.50%		300,000	328,109
5.00%		400,000	435,000
5.50%		200,000	218,906
Resolution Funding Corp., Interest STRIPS
Zero Coupon, 07/15/2018 - 10/15/2018		500,000	469,888
Tennessee Valley Authority
5.25%, 09/15/2039		60,000	76,556

Total U.S. Government Agency Obligations (cost $17,554,316)			17,849,387

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/2023	EUR	458,172	625,307
Italy Buoni Poliennali del Tesoro
4.75%, 06/01/2017		40,000	53,890
5.25%, 08/01/2017		190,000	261,453
Mexico Government International Bond
5.13%, 01/15/2020		$180,000	210,780
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022		40,000	45,697
Republic of Argentina
2.50%, 12/31/2038 (B)		30,000	9,375
Republic of Brazil
7.13%, 01/20/2037		25,000	34,687
Republic of South Africa
5.50%, 03/09/2020		100,000	114,250
Russian Federation
7.50%, 03/31/2030 - Reg S (B)		213,125	264,009

Total Foreign Government Obligations (cost $1,573,994)			1,619,448

MORTGAGE-BACKED SECURITIES - 6.0%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.04%, 02/25/2035 (A)		57,836	56,833
Banc of America Large Loan, Inc.
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A (A)		99,748	103,961

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class AMFX
5.48%, 01/15/2049 (A)		10,000	10,993
Series 2007-3, Class A4
5.62%, 06/10/2049 (A)		60,000	68,706
Series 2007-3, Class AM
5.62%, 06/10/2049 (A)		55,000	62,516
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 - 144A		100,000	100,060
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A3
5.74%, 06/11/2050		92,865	97,468
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.41%, 12/25/2046 (A)		585,850	85,738

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
0.01%, 01/12/2018	$250,000	$251,000
0.90%, 01/12/2018	1,320,000	44,405
Series 2005-C3, Class AJ
4.96%, 05/15/2043 (A)	90,000	94,398
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AM
5.35%, 12/10/2046	55,000	61,638
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 - 144A	115,000	116,191
Series 2013-GAM, Class A2
3.37%, 02/10/2028 - 144A	100,000	102,869
Commercial Mortgage Pass-Through Certificates, IO
Series 2012-CR1, Class XA
2.25%, 05/15/2045 (A)	989,033	135,604
Series 2013-CR6, Class XA
1.71%, 03/10/2046 (A)	730,000	65,249
Series 2013-LC6, Class XA
1.82%, 01/10/2046 (A)	937,865	103,634
Commercial Mortgage Trust
Series 2006-GG7, Class AJ
5.87%, 07/10/2038 (A)	40,000	40,115
Series 2007-GG11, Class A4
5.74%, 12/10/2049	30,000	34,645
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (A)	70,000	79,196
Series 2007-GG9, Class AM
5.48%, 03/10/2039	25,000	27,575
Countrywide Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	336,923	263,425
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3, Class AJ
4.77%, 07/15/2037	10,000	10,316
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
5.80%, 06/15/2038 (A)	40,000	44,848
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A (A)	90,000	103,778
Series 2010-RR2, Class 2A
5.76%, 09/15/2039 - 144A (A)	120,000	137,901
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	200,000	223,186
DBRR Trust
Series 2012-EZ1, Class A
0.95%, 09/25/2045 - 144A	195,647	196,174
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class AAB
5.48%, 12/10/2049	76,418	80,621
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
3.43%, 03/18/2035 (A)	355,099	340,426
GS Mortgage Securities Corp.II
Series 2013-KING, Class E
3.44%, 12/10/2027 - 144A (A)	100,000	90,481
GS Mortgage Securities Corp. II, IO
Series 2013-GC10, Class XA
1.79%, 02/10/2046 (A)	998,536	120,712
Series 2013-KYO, Class XB1
3.25%, 11/08/2029 - 144A (A)	1,000,000	68,513
GS Mortgage Securities Trust
Series 2006-GG8, Class AJ
5.62%, 11/10/2039	80,000	78,226

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust (continued)
Series 2006-GG8, Class AM
5.59%, 11/10/2039	$20,000	$22,532
Impac CMB Trust
Series 2004-6, Class 1A1
1.00%, 10/25/2034 (A)	150,948	129,873
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
3.24%, 09/25/2037 (A)	287,477	263,504
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.67%, 08/25/2037 (A)	319,342	255,847
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	181,998	185,897
Series 2006-CB14, Class AM
5.45%, 12/12/2044 (A)	70,000	75,501
Series 2007-CB18, Class A3
5.45%, 06/12/2047	34,943	36,085
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (A)	170,261	184,587
Series 2013-C10, Class C
4.30%, 12/15/2047 (A)	40,000	40,731
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/2030 (A)	40,000	42,227
Series 2007-C7, Class A3
5.87%, 09/15/2045 (A)	50,000	57,549
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.84%, 10/25/2028 (A)	120,002	119,330
Series 2004-A3, Class 4A3
5.05%, 05/25/2034 (A)	97,095	97,774
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.27%, 11/12/2037 (A)	55,000	58,876
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	200,000	231,804
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.58%, 04/12/2049 (A)	62,539	65,188
Series 2007-HQ12, Class AM
5.58%, 04/12/2049 (A)	110,000	120,030
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	33,340
Series 2007-IQ15, Class AM
5.89%, 06/11/2049 (A)	60,000	66,304
Morgan Stanley Capital I Trust, IO
Series 2012-C4, Class XA
2.69%, 03/15/2045 - 144A (A)	502,944	72,092
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	57,322	57,895
Series 2012-XA, Class A
2.00%, 07/27/2049 - 144A	78,562	79,544
Motel 6 Trust
Series 2012-MTL6, Class B
2.74%, 10/05/2025 - 144A	140,000	140,602
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.47%, 01/11/2037 - 144A (A)	130,000	120,822
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	48,870	48,882

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
MORTGAGE-BACKED SECURITIES (continued)
STRIPs, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 - 144A		$90,701	$89,642
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.90%, 01/19/2034 (A)		215,873	213,681
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.93%, 02/15/2051 (A)		240,000	275,132
WF-RBS Commercial Mortgage Trust, IO
Series 2012-C10, Class XA
1.85%, 12/15/2045 - 144A (A)		597,712	73,567

Total Mortgage-Backed Securities (cost $7,133,051)			6,760,239

ASSET-BACKED SECURITIES - 4.5%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class C
3.44%, 10/08/2017		40,000	41,879
Series 2012-2, Class C
2.64%, 10/10/2017		40,000	41,223
Series 2012-3, Class C
2.42%, 05/08/2018		40,000	41,163
Series 2012-5, Class C
1.69%, 11/08/2018		45,000	45,377
AUTO Asset-Backed Securities Srl
Series 2012-2, Class A
2.80%, 04/27/2025 - Reg S	EUR	84,075	109,085
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A		$100,000	107,381
CarMax Auto Owner Trust
Series 2012-1, Class D
3.09%, 08/15/2018		15,000	15,504
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A		35,000	35,205
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A		15,000	15,077
Series 2011-2, Class C
2.37%, 09/15/2015		40,000	40,225
Series 2011-2, Class D
2.86%, 09/15/2015		30,000	30,223
Series 2012-1, Class C
1.70%, 01/15/2016 (A)		100,000	100,649
Series 2012-1, Class D
2.30%, 01/15/2016 (A)		100,000	100,606
Series 2012-4, Class D
2.09%, 09/15/2016		100,000	100,531
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A		120,000	129,558
HLSS Servicer Advance Receivables Backed Notes
Series 2013-T1, Class A2
1.50%, 01/16/2046 - 144A		210,000	211,428
Series 2013-T1, Class B1
1.25%, 01/15/2044 - 144A		100,000	100,125
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018		30,000	30,639
JGWPT XXIV LLC
Series 2011-2A, Class A
4.94%, 09/15/2056 - 144A		239,131	276,266

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Nationstar Agency Advance Funding Trust
Series T2A, Class AT2
1.89%, 02/18/2048 - 144A	$110,000	$110,760
Series T2A, Class CT2
3.23%, 02/18/2048 - 144A	150,000	152,690
Nelnet Student Loan Trust
Series 2008-3, Class A4
1.94%, 11/25/2024 (A)	100,000	106,463
PFS Financing Corp.
Series 2012-AA, Class A
1.40%, 02/15/2016 - 144A (A)	100,000	100,653
Series 2013-AA, Class B
1.30%, 02/15/2018 - 144A (A)	100,000	99,888
Santander Drive Auto Receivables Trust
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	79,651	79,983
Series 2012-1, Class B
2.72%, 05/16/2016	25,000	25,615
Series 2012-1, Class C
3.78%, 11/15/2017	35,000	36,624
Series 2012-3, Class B
1.94%, 12/15/2016	85,000	86,300
Series 2012-3, Class C
3.01%, 04/16/2018	110,000	114,179
Series 2012-4, Class C
2.94%, 12/15/2017	20,000	20,775
Series 2012-5, Class B
1.56%, 08/15/2018	55,000	55,537
Series 2012-5, Class C
2.70%, 08/15/2018	25,000	26,092
Series 2012-6, Class B
1.33%, 05/15/2017	45,000	45,245
Series 2012-6, Class C
1.94%, 03/15/2018	30,000	30,360
Series 2012-AA, Class B
1.21%, 10/16/2017 - 144A	120,000	120,194
Series 2012-AA, Class C
1.78%, 11/15/2018 - 144A	220,000	221,509
Series 2013-2, Class B
1.33%, 03/15/2018	120,000	119,926
Series 2013-2, Class C
1.95%, 03/15/2019	190,000	189,913
Scholar Funding Trust
Series 2011-A, Class A
1.20%, 10/28/2043 - 144A (A)	112,292	112,678
Series 2013-A, Class A
0.85%, 01/30/2045 - 144A (A)	210,000	208,973
SLM Student Loan Trust
Series 2004-B, Class A2
0.48%, 06/15/2021 (A)	227,839	224,253
Series 2012-A, Class A1
1.60%, 08/15/2025 - 144A (A)	76,357	77,526
Series 2012-C, Class A1
1.30%, 08/15/2023 - 144A (A)	78,816	79,579
Series 2012-C, Class A2
3.31%, 10/15/2046 - 144A	135,000	144,120
Series 2012-D, Class A2
2.95%, 02/15/2046 - 144A	160,000	168,179
Series 2012-E, Class A1
0.95%, 10/16/2023 - 144A (A)	87,330	87,745
Series 2013-A, Class A2A
1.77%, 05/17/2027 - 144A	170,000	169,957
Series 2013-A, Class A2B
1.25%, 05/17/2027 - 144A (A)	150,000	149,999
Series 2013-A, Class B
2.50%, 03/15/2047 - 144A	100,000	94,901

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust
Series 2012-C, Class A
2.23%, 08/15/2022	$110,000	$113,271
Series 2012-D, Class A
2.15%, 04/17/2023	145,000	147,448

Total Asset-Backed Securities (cost $5,020,493)		5,093,479

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	45,000	52,042
5.50%, 06/15/2043	55,000	64,133

Total Municipal Government Obligations (cost $98,589)		116,175

PREFERRED CORPORATE DEBT SECURITIES - 0.2%
Capital Markets - 0.0% (C)
State Street Capital Trust IV
1.28%, 06/15/2037 (A)	10,000	8,038
Commercial Banks - 0.1%
Fifth Third Capital Trust IV
6.50%, 04/15/2037 (A)	65,000	65,162
Diversified Financial Services - 0.0% (C)
Lehman Brothers Holdings Capital Trust VII, Series MTN
5.86%, 05/02/2013 (D) (E) (F) (G)	200,000	20
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 (F) (G)	120,000	12
Insurance - 0.1%
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	100,000	125,250

Total Preferred Corporate Debt Securities (cost $449,978)		198,482

CORPORATE DEBT SECURITIES - 9.6%
Auto Components - 0.0% (C)
BorgWarner, Inc.
4.63%, 09/15/2020	30,000	33,003
Automobiles - 0.1%
Ford Motor Co.
Series 2013-A, Class A4
4.75%, 01/15/2043 (H)	59,000	54,911
General Motors Corp. (Escrow Shares)
8.25%, 07/15/2023 (G)	453,000	—
Beverages - 0.1%
Pernod-Ricard SA
4.45%, 01/15/2022 - 144A (H)	150,000	164,746
Capital Markets - 0.2%
Goldman Sachs Group, Inc.
3.63%, 01/22/2023	175,000	176,231
5.75%, 01/24/2022	79,000	91,855
Commercial Banks - 0.4%
Caixa Economica Federal
2.38%, 11/06/2017 - 144A	150,000	145,725
Glitnir Banki HF
6.33%, 07/28/2011 - 144A (F)	160,000	46,600
6.69%, 06/15/2016 - 144A (A) (F) (G)	380,000	—
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	200,000	207,750
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A (F)	140,000	10,150

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Banks (continued)
Wells Fargo & Co.
Series M
3.45%, 02/13/2023 (H)	$60,000	$60,403
Commercial Services & Supplies - 0.1%
United Rentals North America, Inc.
7.63%, 04/15/2022	100,000	111,750
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.00%, 11/15/2020 - 144A	200,000	205,500
Rock Tenn Co.
4.00%, 03/01/2023	50,000	50,564
Diversified Financial Services - 1.6%
Bank of America Corp.
3.88%, 03/22/2017 (H)	60,000	64,546
5.70%, 01/24/2022 (H)	183,000	214,355
6.50%, 08/01/2016	30,000	34,551
Bank of America Corp., Series GMTN
2.00%, 01/11/2018 (H)	150,000	149,286
Bank of America Corp.
Series L, GMTN
5.65%, 05/01/2018 (H)	315,000	364,394
Bank of America Corp., Series MTN
3.30%, 01/11/2023 (H)	70,000	69,024
Citigroup, Inc.
4.45%, 01/10/2017	30,000	33,028
4.50%, 01/14/2022 (H)	70,000	77,827
4.59%, 12/15/2015	401,000	434,672
General Electric Capital Corp., Series GMTN
3.10%, 01/09/2023	90,000	89,106
JPMorgan Chase & Co.
3.20%, 01/25/2023 (H)	70,000	69,887
3.25%, 09/23/2022	29,000	28,955
Kaupthing Bank Hf
Series 1
7.63%, 02/28/2015 - 144A (F)	710,000	170,400
Series 6A, Class A1A
7.13%, 05/19/2016 - 144A (F) (G)	130,000	—
Lehman Brothers Holdings Prod (Escrow shares)
1.00%, 02/06/2049 - 144A (D)	100,000	26,750
Lehman Brothers Holdings, Inc. (Escrow shares)
6.75%, 12/28/2017 (D) (G)	480,000	—
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	54,000	58,995
Sprint Capital Corp.
Series 2004-20C, Class 1
6.88%, 11/15/2028	24,000	24,540
Verizon Communications, Inc.
3.85%, 11/01/2042 (H)	67,000	57,948
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	37,000	41,957
8.88%, 11/15/2018	7,000	9,301
Duke Energy Carolinas LLC
4.25%, 12/15/2041	50,000	51,256
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020	336,000	380,940

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal		Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Georgia Power Co.
3.00%, 04/15/2016 (H)		$100,000	$106,567
Hydro-Quebec
8.05%, 07/07/2024		240,000	350,500
8.40%, 01/15/2022		95,000	135,629
Jersey Central Power & Light Co.
7.35%, 02/01/2019		30,000	38,208
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A		30,000	31,479
Energy Equipment & Services - 0.5%
Enterprise Products Operating LLC
4.45%, 02/15/2043 (H)		30,000	28,848
Noble Holding International, Ltd.
3.95%, 03/15/2022 (H)		30,000	30,892
Pride International, Inc.
6.88%, 08/15/2020		30,000	37,610
Transocean, Inc.
2.50%, 10/15/2017 (H)		100,000	101,265
5.05%, 12/15/2016		60,000	66,666
6.00%, 03/15/2018 (H)		212,000	240,112
Food Products - 0.1%
Kraft Foods Group, Inc.
5.00%, 06/04/2042		49,000	52,538
Mondelez International, Inc.
6.50%, 08/11/2017		35,000	42,261
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020		40,000	46,754
6.25%, 11/15/2015		138,000	154,771
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.
5.45%, 06/15/2021		56,000	65,999
Tenet Healthcare Corp.
6.25%, 11/01/2018 (H)		55,000	61,050
UnitedHealth Group, Inc.
3.38%, 11/15/2021		15,000	15,835
WellPoint, Inc.
3.70%, 08/15/2021 (H)		8,000	8,449
Insurance - 1.0%
Allianz Finance II BV, Series EMTN
5.75%, 07/08/2041 (A)	EUR	100,000	142,940
American International Group, Inc.
3.80%, 03/22/2017 (H)		$106,000	114,700
4.88%, 06/01/2022		60,000	67,877
8.18%, 05/15/2058 (A)		35,000	47,119
American International Group, Inc., Series GMTN
5.45%, 05/18/2017		45,000	51,549
AXA SA, Series EMTN
5.25%, 04/16/2040 (A)	EUR	50,000	66,235
Lincoln National Corp.
7.00%, 06/15/2040 (H)		$20,000	26,346
Manulife Financial Corp.
3.40%, 09/17/2015		50,000	52,596
Metropolitan Life Global Funding I
5.13%, 06/10/2014 - 144A		100,000	105,406
Prudential Financial, Inc.
5.20%, 03/15/2044 (A) (H)		5,000	5,013
5.88%, 09/15/2042 (A) (H)		98,000	104,370
Prudential Financial, Inc., Series MTN
4.75%, 09/17/2015		66,000	71,904
5.38%, 06/21/2020 (H)		120,000	141,527

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A (A) (E)	$70,000	$74,095
XL Group PLC
Series E
6.50%, 04/15/2017 (A) (E) (H)	55,000	53,763
Media - 0.9%
CBS Corp.
4.63%, 05/15/2018	20,000	22,350
5.75%, 04/15/2020	30,000	35,323
8.88%, 05/15/2019	30,000	40,069
CC Holdings GS V LLC
3.85%, 04/15/2023 - 144A	47,000	47,351
Comcast Corp.
4.65%, 07/15/2042	136,000	138,401
5.88%, 02/15/2018 (H)	99,000	119,433
COX Communications, Inc.
3.25%, 12/15/2022 - 144A (H)	119,000	120,891
4.70%, 12/15/2042 - 144A (H)	3,000	2,953
8.38%, 03/01/2039 - 144A	95,000	140,730
NBCUniversal Media LLC
2.88%, 01/15/2023	105,000	104,076
4.38%, 04/01/2021	97,000	109,140
Time Warner Cable, Inc.
4.50%, 09/15/2042 (H)	60,000	54,541
Time Warner, Inc.
4.70%, 01/15/2021	30,000	33,828
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/2020 - 144A	80,000	80,267
3.55%, 03/01/2022	28,000	27,832
3.88%, 03/15/2023 - 144A (H)	47,000	47,136
5.45%, 03/15/2043 - 144A (H)	5,000	4,942
Novelis, Inc.
8.75%, 12/15/2020 (H)	110,000	124,025
Multi-Utilities - 0.2%
Dominion Resources, Inc.
1.95%, 08/15/2016 (H)	70,000	72,187
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	140,000	172,524
Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	73,000	89,740
Series 2012-A, Class A2
2.88%, 02/15/2023 (H)	75,000	72,585
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	93,000	107,053
Energy Transfer Partners, LP
3.60%, 02/01/2023	50,000	49,756
6.50%, 02/01/2042	80,000	91,410
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (H)	60,000	65,700
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A (H)	80,000	81,800
MEG Energy Corp.
6.38%, 01/30/2023 - 144A (H)	20,000	20,800
6.50%, 03/15/2021 - 144A (H)	110,000	117,150
Murphy Oil Corp.
3.70%, 12/01/2022	94,000	91,321
4.00%, 06/01/2022 (H)	15,000	14,955
5.13%, 12/01/2042	10,000	9,343
Series 2007-3A, Class A1
2.50%, 12/01/2017	73,000	73,303

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Nexen, Inc.
5.88%, 03/10/2035	$10,000	$12,077
6.40%, 05/15/2037	20,000	25,836
7.50%, 07/30/2039	95,000	138,122
Peabody Energy Corp.
6.25%, 11/15/2021 (H)	45,000	46,800
Petrobras International Finance Co.
3.88%, 01/27/2016	160,000	167,438
Range Resources Corp.
5.75%, 06/01/2021 (H)	10,000	10,725
7.25%, 05/01/2018	90,000	93,600
SemGroup, LP (Escrow Shares)
Series 2007-HE1, Class A2A
8.75%, 11/15/2049 (A)	25,000	656
Valero Energy Corp.
6.63%, 06/15/2037 (H)	20,000	24,370
Western Gas Partners, LP
4.00%, 07/01/2022 (H)	31,000	32,068
5.38%, 06/01/2021	135,000	152,692
Williams Cos., Inc.
3.70%, 01/15/2023	15,000	14,891
7.88%, 09/01/2021	53,000	67,723
Paper & Forest Products - 0.2%
International Paper Co.
4.75%, 02/15/2022 (H)	170,000	191,356
6.00%, 11/15/2041 (H)	40,000	46,539
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
2.95%, 12/18/2022 (H)	72,000	72,186
Series 2
3.65%, 11/10/2021	25,000	26,605
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021 (H)	50,000	53,210
Real Estate Investment Trusts - 0.1%
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	17,000	17,057
4.75%, 06/01/2021	35,000	38,897
Vornado Realty, LP
Series 2012-1A, Class C
5.00%, 01/15/2022	85,000	94,165
Real Estate Management & Development - 0.1%
Realogy Corp.
Series 2012-3A, Class A1
7.88%, 02/15/2019 - 144A (H)	55,000	60,225
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	73,000	73,558
Specialty Retail - 0.1%
QVC, Inc.
4.38%, 03/15/2023 - 144A (H)	5,000	5,055
5.95%, 03/15/2043 - 144A (H)	12,000	11,950
7.50%, 10/01/2019 - 144A	45,000	49,732
Wireless Telecommunication Services - 0.4%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	200,000	244,679
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 (H)	4,000	4,370
SBA Tower Trust
5.10%, 04/17/2017 - 144A	40,000	44,990
Sprint Nextel Corp.
Series 2013-AA, Class A
9.00%, 11/15/2018 - 144A	95,000	117,444

Total Corporate Debt Securities (cost $11,697,945)		10,873,710

	Principal	Value
STRUCTURED NOTES DEBT - 0.2%
Diversified Financial Services - 0.2%
Tiers Trust
Series 2011-1A, Class A
2.04%, 05/12/2014 - 144A (A)	$234,000	$234,293

Total Structured Notes Debt (cost $234,040)		234,293

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.07%, 05/30/2013 (I) (J)	125,000	124,966

Total Short-Term U.S. Government Obligation (cost $124,966)		124,966

	Shares	Value
PREFERRED STOCKS - 0.2%
Diversified Financial Services - 0.1%
Citigroup Capital XIII, 7.88% (A) (H)	1,692	48,374
Insurance - 0.0% (C)
Allstate Corp., 5.10% (A) (H)	1,088	28,430
U.S. Government Agency Obligation - 0.1%
Fannie Mae - Series O (A) (E) (J)	600	3,420
Fannie Mae - Series S, 8.25% (A) (E)	10,800	35,100
Freddie Mac - Series Z, 8.38% (A) (E)	14,925	49,551

Total Preferred Stocks (cost $746,852)		164,875

COMMON STOCKS - 59.9%
Aerospace & Defense - 1.6%
General Dynamics Corp.	1,576	111,124
Honeywell International, Inc.	7,408	558,193
L-3 Communications Holdings, Inc.	423	34,229
Northrop Grumman Corp.	1,178	82,637
United Technologies Corp.	11,243	1,050,433
Air Freight & Logistics - 0.1%
FedEx Corp.	1,340	131,588
Airlines - 0.1%
Southwest Airlines Co.	6,312	85,086
Automobiles - 0.5%
General Motors Co. (K)	20,481	569,781
Motors Liquidation Co. GUC Trust (H) (K)	464	12,528
Beverages - 1.9%
Beam, Inc.	2,394	152,115
Coca-Cola Co.	21,304	861,534
Coca-Cola Enterprises, Inc.	8,330	307,543
Dr. Pepper Snapple Group, Inc.	3,302	155,029
PepsiCo, Inc.	8,043	636,282
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (H) (K)	1,882	173,407
Biogen IDEC, Inc. (K)	5,015	967,444
Celgene Corp. (K)	6,271	726,872
Onyx Pharmaceuticals, Inc. (H) (K)	1,369	121,649
Vertex Pharmaceuticals, Inc. (K)	2,789	153,339
Building Products - 0.3%
Masco Corp.	16,586	335,866
Capital Markets - 1.4%
Franklin Resources, Inc.	364	54,895
Goldman Sachs Group, Inc.	2,934	431,738
Invesco, Ltd.	11,607	336,139
Morgan Stanley	10,409	228,790
State Street Corp.	8,208	485,011
TD Ameritrade Holding Corp. (H)	1,630	33,610

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,126	$272,337
Axiall Corp.	3,155	196,115
CF Industries Holdings, Inc. - Class B	373	71,008
Dow Chemical Co.	11,977	381,348
E.I. du Pont de Nemours & Co. (H)	5,609	275,738
LyondellBasell Industries NV - Class A	965	61,075
Commercial Banks - 1.8%
BB&T Corp.	5,468	171,641
CIT Group, Inc. (K)	673	29,262
Comerica, Inc. - Class A	2,791	100,336
Regions Financial Corp.	6,526	53,448
SunTrust Banks, Inc.	7,119	205,098
Wells Fargo & Co.	39,839	1,473,645
Commercial Services & Supplies - 0.2%
Tyco International, Ltd.	8,480	271,360
Communications Equipment - 1.3%
Cisco Systems, Inc.	39,143	818,480
F5 Networks, Inc. - Class B (H) (K)	358	31,891
QUALCOMM, Inc.	8,893	595,386
Computers & Peripherals - 2.5%
Apple, Inc.	4,924	2,179,510
EMC Corp. (K)	15,690	374,834
Hewlett-Packard Co.	9,229	220,019
NetApp, Inc. (K)	1,742	59,507
Construction & Engineering - 0.5%
Fluor Corp.	9,239	612,823
Consumer Finance - 0.3%
Capital One Financial Corp.	6,776	372,341
Containers & Packaging - 0.2%
Crown Holdings, Inc. (K)	5,518	229,604
Diversified Financial Services - 2.1%
Bank of America Corp.	82,848	1,009,089
Citigroup, Inc.	23,695	1,048,267
CME Group, Inc. - Class A	1,463	89,813
IntercontinentalExchange, Inc. (K)	1,154	188,183
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	12,153	445,894
Verizon Communications, Inc.	17,162	843,512
Electric Utilities - 1.3%
Edison International	7,249	364,770
Exelon Corp.	7,248	249,911
NextEra Energy, Inc.	8,260	641,637
NV Energy, Inc.	10,708	214,481
Electrical Equipment - 0.6%
Emerson Electric Co.	12,709	710,052
Electronic Equipment & Instruments - 0.0% (C)
Corning, Inc.	2,271	30,272
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	2,920	135,517
Ensco PLC - Class A	7,565	453,900
Halliburton Co.	6,021	243,308
National Oilwell Varco, Inc.	5,225	369,669
Noble Corp.	4,951	188,881
Schlumberger, Ltd.	6,452	483,190
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	9,688	532,743
Kroger Co.	6,268	207,722
Wal-Mart Stores, Inc.	3,523	263,626
Food Products - 1.4%
Archer-Daniels-Midland Co.	13,159	443,853
General Mills, Inc.	10,780	531,562
Mondelez International, Inc. - Class A	19,761	604,884

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 0.1%
AGL Resources, Inc.	1,319	$55,332
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	4,254	309,011
Boston Scientific Corp. (K)	30,425	237,619
CareFusion Corp. - Class A (K)	8,921	312,146
Covidien PLC	8,382	568,635
Intuitive Surgical, Inc. (K)	512	251,489
Health Care Providers & Services - 1.1%
DaVita HealthCare Partners, Inc. (H) (K)	1,874	222,238
Humana, Inc. - Class A	5,978	413,139
UnitedHealth Group, Inc.	11,342	648,876
Health Care Technology - 0.1%
athenahealth, Inc. (H) (K)	330	32,023
Cerner Corp. (H) (K)	1,051	99,582
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	5,158	176,919
Royal Caribbean Cruises, Ltd. - Class A	4,909	163,077
Wynn Resorts, Ltd.	362	45,308
Yum! Brands, Inc.	3,108	223,590
Household Durables - 0.3%
Lennar Corp. - Class A (H)	1,903	78,936
PulteGroup, Inc. (K)	10,071	203,837
Household Products - 1.1%
Energizer Holdings, Inc. (H)	1,213	120,972
Kimberly-Clark Corp. (H)	2,522	247,106
Procter & Gamble Co.	12,043	928,034
Industrial Conglomerates - 0.9%
3M Co.	3,750	398,663
General Electric Co.	27,434	634,274
Insurance - 2.2%
ACE, Ltd.	3,922	348,940
Aflac, Inc.	1,586	82,504
American International Group, Inc. (K)	7,091	275,273
AON PLC	709	43,603
Berkshire Hathaway, Inc. - Class B (K)	5,578	581,228
Everest RE Group, Ltd.	728	94,538
Hartford Financial Services Group, Inc. (H)	11,249	290,224
MetLife, Inc.	13,870	527,337
Prudential Financial, Inc.	4,046	238,674
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (K)	1,743	464,492
Expedia, Inc.	1,179	70,752
Internet Software & Services - 1.4%
eBay, Inc. (K)	3,950	214,169
Google, Inc. - Class A (K)	1,777	1,410,991
IT Services - 2.0%
Accenture PLC - Class A	1,751	133,024
Cognizant Technology Solutions Corp. - Class A (K)	3,464	265,377
Fidelity National Information Services, Inc.	4,639	183,797
International Business Machines Corp.	4,709	1,004,430
Visa, Inc. - Class A	4,117	699,231
Life Sciences Tools & Services - 0.2%
Mettler-Toledo International, Inc. (H) (K)	646	137,740
Thermo Fisher Scientific, Inc.	1,408	107,698
Machinery - 0.8%
Cummins, Inc.	820	94,964
Deere & Co. (H)	2,557	219,851
Dover Corp. (H)	853	62,167
PACCAR, Inc.	8,758	442,804
SPX Corp.	833	65,774

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 2.7%
CBS Corp. - Class B	12,907	$602,628
Comcast Corp. - Class A	14,729	618,765
DIRECTV (K)	2,808	158,961
Time Warner Cable, Inc.	7,090	681,066
Time Warner, Inc.	13,907	801,321
Walt Disney Co. - Class A	2,803	159,210
Metals & Mining - 0.4%
Alcoa, Inc. (H)	25,538	217,584
Freeport-McMoRan Copper & Gold, Inc.	2,687	88,939
Nucor Corp. (H)	1,525	70,379
Walter Energy, Inc. (H)	1,644	46,854
Multi-Utilities - 0.8%
NiSource, Inc. - Class B	10,601	311,033
Sempra Energy	6,765	540,794
Multiline Retail - 0.9%
JC Penney Co., Inc. (H)	5,149	77,801
Macy’s, Inc.	3,509	146,817
Nordstrom, Inc.	726	40,097
Target Corp. (H)	10,633	727,829
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp. - Class A	3,880	339,306
Apache Corp.	1,993	153,780
Cheniere Energy, Inc. (K)	6,164	172,592
Chevron Corp.	8,158	969,334
ConocoPhillips	10,473	629,427
EOG Resources, Inc.	3,456	442,610
Exxon Mobil Corp.	18,694	1,684,516
Marathon Petroleum Corp.	2,687	240,755
Occidental Petroleum Corp.	4,119	322,806
Phillips 66	2,981	208,581
Range Resources Corp. (H)	812	65,804
Williams Cos., Inc.	10,163	380,706
Pharmaceuticals - 2.7%
Allergan, Inc.	3,285	366,704
Johnson & Johnson	17,164	1,399,381
Merck & Co., Inc.	17,964	794,548
Pfizer, Inc.	11,383	328,513
Valeant Pharmaceuticals International, Inc. (K)	2,641	198,128
Real Estate Investment Trusts - 1.3%
CBL & Associates Properties, Inc. (H)	7,664	180,870
DiamondRock Hospitality Co.	6,801	63,317
Equity Residential (H)	3,248	178,835
Host Hotels & Resorts, Inc. (H)	7,899	138,154
LaSalle Hotel Properties (H)	7,017	178,092
Plum Creek Timber Co., Inc. (H)	3,554	185,519
Post Properties, Inc. (H)	1,322	62,266
Simon Property Group, Inc.	1,699	269,393
Strategic Hotels & Resorts, Inc. (H) (K)	4,818	40,230
Weyerhaeuser Co.	5,174	162,360
Real Estate Management & Development - 0.1%
St. Joe Co. (K)	2,731	58,034
Road & Rail - 1.3%
CSX Corp.	24,417	601,391
Union Pacific Corp.	5,783	823,557
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp. - Class A	15,880	550,560
KLA-Tencor Corp.	2,245	118,401
LAM Research Corp. (H) (K)	4,890	202,740
LSI Corp. (K)	16,915	114,684
MagnaChip Semiconductor Corp. (H) (K)	149	2,579
Micron Technology, Inc. (K)	7,889	78,732

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	7,284	$258,436
Xilinx, Inc. (H)	954	36,414
Software - 2.3%
Adobe Systems, Inc. (K)	5,894	256,448
Citrix Systems, Inc. (K)	3,730	269,156
Microsoft Corp.	44,003	1,258,926
Oracle Corp.	24,779	801,353
Specialty Retail - 2.0%
AutoZone, Inc. (H) (K)	1,110	440,415
Bed Bath & Beyond, Inc. (H) (K)	1,083	69,767
Home Depot, Inc.	11,251	785,095
Lowe’s Cos., Inc. (H)	13,145	498,458
Ross Stores, Inc.	2,316	140,396
TJX Cos., Inc.	6,992	326,876
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. - Class A	1,263	63,138
V.F. Corp. (H)	2,907	487,649
Tobacco - 1.0%
Philip Morris International, Inc.	12,798	1,186,503
Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	972	218,681
Wireless Telecommunication Services - 0.0% (C)
Sprint Nextel Corp. (K)	7,166	44,501

Total Common Stocks (cost $57,511,762)		67,718,287

WARRANTS - 0.0% (C)
Oil, Gas & Consumable Fuels - 0.0% (C)
SemGroup Corp. (K)
Expiration: 11/30/2014
Exercise Price: $25.00	68	1,834

Total Warrant (cost $1)		1,834

	Notional Amount	Value
PURCHASED OPTIONS - 0.0% (C)
Put Options - 0.0% (C)
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $98.75
Expires 09/13/2013	$92,500	3,700
Eurodollar, Mid-Curve 2-Year Future
Exercise Price $99.25
Expires 09/13/2013	32,500	4,875

Total Purchased Options (cost $9,522)		8,575

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.4%
BlackRock Provident TempFund 24 (L)	1,624,325	1,624,325

Total Short-Term Investment Company (cost $1,624,325)		1,624,325

SECURITIES LENDING COLLATERAL - 8.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (J)	9,426,091	9,426,091

Total Securities Lending Collateral (cost $9,426,091)		9,426,091

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.03% (J), dated 03/28/2013, to be repurchased at $679,464 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $694,523.	$679,462	$679,462

Total Repurchase Agreement (cost $679,462)		679,462

Total Investment Securities (cost $117,598,270) (M)		126,201,236
Other Assets and Liabilities - Net		(13,073,366)

Net Assets		$113,127,870

	Principal	Value
TBA SHORT COMMITMENTS - (2.0%)
U.S. GOVERNMENT AGENCY OBLIGATIONS - (2.0%)
Fannie Mae, TBA
3.50%	$(300,000)	$(317,344)
4.00%	(1,000,000)	(1,067,578)
5.00%	(100,000)	(108,328)
Ginnie Mae, TBA
4.00%	(200,000)	(217,976)
4.50%	(500,000)	(547,266)

Total U.S. Government Agency Obligations (proceeds $(2,251,809))		(2,258,492)

Total TBA Short Commitments (proceeds $(2,251,809))		(2,258,492)

	Notional Amount	Value
WRITTEN OPTIONS - (0.0%) (C)
Call Option - (0.0%) (C)
10-Year U.S. Treasury Note Future
Exercise Price $131.00
Expires 04/26/2013	$7,000	$(8,531)

Put Options - (0.0%) (C)
10-Year U.S. Treasury Note Future
Exercise Price $129.00
Expires 04/26/2013	7,000	(219)
Eurodollar, Mid-Curve 3-Year Future
Exercise Price $98.13
Expires 09/13/2013	47,500	(3,681)

Total Written Options (premiums $(13,109))		(12,431)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FUTURES CONTRACTS: (N)

Description	Type	Contracts	Expiration Date	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	Short	(20)	06/19/2013	$(21,529)
2-Year U.S. Treasury Note	Long	24	06/28/2013	92
30-Year U.S. Treasury Bond	Long	1	06/19/2013	17
5-Year U.S. Treasury Note	Long	47	06/28/2013	20,806
90-Day Eurodollar	Long	4	06/17/2013	(72)
90-Day Eurodollar	Long	4	09/16/2013	(93)
90-Day Eurodollar	Long	4	12/16/2013	(93)
90-Day Eurodollar	Long	4	03/17/2014	(119)
90-Day Eurodollar	Short	(4)	06/13/2016	(560)
90-Day Eurodollar	Short	(4)	09/19/2016	(574)
90-Day Eurodollar	Short	(4)	12/19/2016	(609)
90-Day Eurodollar	Short	(4)	03/13/2017	(613)
German Euro Bund	Short	(19)	06/06/2013	(8,392)
S&P 500 E-Mini Index	Long	11	06/21/2013	12,518
Ultra Long U.S. Treasury Bond	Long	13	06/19/2013	(5,438)

				$(4,659)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	CITI	(925,000)	04/23/2013	$(1,232,562)	$46,673
EUR	DUB	177,000	04/23/2013	240,186	(13,265)
EUR	RBS	(64,000)	04/23/2013	(85,233)	3,182
EUR	RBS	(173,000)	04/23/2013	(226,717)	4,923
EUR	UBS	(102,000)	04/23/2013	(135,813)	5,045
EUR	UBS	264,000	04/23/2013	342,801	(4,341)
EUR	CITI	(110,000)	06/19/2013	(140,686)	(399)

					$41,818

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
CITI	$46,274	$—	$46,274
DUB	(13,265)	—	(13,265)
RBS	8,105	—	8,105
UBS	704	—	704

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of March 31, 2013.
(B)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity date.
(C)	Percentage rounds to less than 0.1%.
(D)	Illiquid. Total aggregate market value of illiquid securities is $26,770, or 0.02% of the portfolio’s net assets.
(E)	The security has a perpetual maturity. The date shown is the next call date.
(F)	In default.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $32, or less than 0.01% of the portfolio’s net assets.
(H)	All or a portion of this security is on loan. The value of all securities on loan is $9,223,340. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $59,993.
(J)	Rate shown reflects the yield at March 31, 2013.
(K)	Non-income producing security.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

(L)	The investment issuer is affiliated with the sub-adviser of the portfolio.
(M)	Aggregate cost for federal income tax purposes is $117,598,270. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $11,640,886 and $3,037,920, respectively. Net unrealized appreciation for tax purposes is $8,602,966.
(N)	Cash in the amount of $114,706 has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts.

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities aggregated $8,219,549 or 7.27% of the portfolio’s net assets.
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
EMTN	European Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
OTC	Over the Counter
RBS	Royal Bank of Scotland Group PLC
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
Reg S	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
UBS	UBS AG

CURRENCY ABBREVIATION:

EUR	Euro

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (O)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
U.S. Government Obligations	$—	$3,707,608	$—	$3,707,608
U.S. Government Agency Obligations	—	17,849,387	—	17,849,387
Foreign Government Obligations	—	1,619,448	—	1,619,448
Mortgage-Backed Securities	—	6,760,239	—	6,760,239
Asset-Backed Securities	—	5,093,479	—	5,093,479
Municipal Government Obligations	—	116,175	—	116,175
Preferred Corporate Debt Securities	—	198,482	—	198,482
Corporate Debt Securities
Auto Components	—	33,003	—	33,003
Automobiles	—	54,911	0	54,911
Beverages	—	164,746	—	164,746
Capital Markets	—	268,086	—	268,086
Commercial Banks	—	470,628	0	470,628
Commercial Services & Supplies	—	111,750	—	111,750
Containers & Packaging	—	256,064	—	256,064
Diversified Financial Services	—	1,826,781	0	1,826,781
Diversified Telecommunication Services	—	141,483	—	141,483
Electric Utilities	—	1,145,837	—	1,145,837
Energy Equipment & Services	—	505,393	—	505,393
Food Products	—	94,799	—	94,799
Health Care Equipment & Supplies	—	201,525	—	201,525
Health Care Providers & Services	—	151,333	—	151,333
Insurance	—	1,125,440	—	1,125,440
Media	—	969,086	—	969,086
Metals & Mining	—	284,202	—	284,202
Multi-Utilities	—	244,711	—	244,711
Multiline Retail	—	162,325	—	162,325
Oil, Gas & Consumable Fuels	—	1,509,589	—	1,509,589
Paper & Forest Products	—	237,895	—	237,895
Pharmaceuticals	—	152,001	—	152,001
Real Estate Investment Trusts	—	150,119	—	150,119
Real Estate Management & Development	—	60,225	—	60,225
Road & Rail	—	73,558	—	73,558
Specialty Retail	—	66,737	—	66,737
Wireless Telecommunication Services	—	411,483	—	411,483
Structured Notes Debt	—	234,293	—	234,293
Short-Term U.S. Government Obligation	—	124,966	—	124,966
Preferred Stocks	164,875	—	—	164,875
Common Stocks	67,718,287	—	—	67,718,287
Warrant	1,834	—	—	1,834
Purchased Options	8,575	—	—	8,575
Short-Term Investment Company	1,624,325	—	—	1,624,325
Securities Lending Collateral	9,426,091	—	—	9,426,091
Repurchase Agreement	—	679,462	—	679,462

Total Investment Securities	$78,943,987	$47,257,249	$0	$126,201,236

TBA Short Commitments
U.S. Government Agency Obligations	$—	$(2,258,492)	$—	$(2,258,492)

Total TBA Short Commitments	$—	$(2,258,492)	$—	$(2,258,492)

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (P)	$—	$59,823	$—	$59,823
Futures Contracts (P)	33,433	—	—	33,433

Total Other Financial Instruments in Assets	$33,433	$59,823	$—	$93,256

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (O) (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (P)	$—	$(18,005)	$—	$(18,005)
Futures Contracts (P)	(38,092)	—	—	(38,092)
Written Options	(12,431)	—	—	(12,431)

Total Other Financial Instruments in Liabilities	$(50,523)	$(18,005)	$—	$(68,528)

Other Assets (Q)
Cash	$156,370	$—	$—	$156,370
Foreign Currency	21,986	—	—	21,986

Total Other Assets	$178,356	$—	$—	$178,356

Other Liabilities (Q)
Collateral for Securities on Loan	$—	$(9,426,091)	$—	$(9,426,091)
Foreign Currency	—	(82,557)	—	(82,557)

Total Other Liabilities	$—	$(9,508,648)	$—	$(9,508,648)

(O)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(P)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(Q)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) (R)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2013 (S)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 (R)
Corporate Debt Securities	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—

(R)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013 may be due to an investment no longer held or categorized as Level 3 at period end.
(S)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 5.0%
L-3 Communications Holdings, Inc. (A)	132,000	$10,681,440
Lockheed Martin Corp.	112,000	10,810,240
Northrop Grumman Corp. (A)	154,200	10,817,130
Raytheon Co.	134,800	7,924,892
Textron, Inc.	113,400	3,380,454
Airlines - 1.5%
Alaska Air Group, Inc. (A) (B)	82,600	5,283,096
Delta Air Lines, Inc. (B)	449,400	7,419,594
Auto Components - 0.5%
Lear Corp.	84,200	4,620,054
Beverages - 2.2%
Coca-Cola Enterprises, Inc.	297,400	10,980,008
PepsiCo, Inc.	106,700	8,441,037
Biotechnology - 2.9%
Amgen, Inc.	109,200	11,194,092
Biogen IDEC, Inc. (B)	37,500	7,234,125
United Therapeutics Corp. (A) (B)	115,000	7,000,050
Capital Markets - 2.6%
Ameriprise Financial, Inc.	83,000	6,112,950
Goldman Sachs Group, Inc.	113,700	16,730,955
Chemicals - 2.5%
Agrium, Inc.	71,100	6,932,250
CF Industries Holdings, Inc. - Class B	51,000	9,708,870
LyondellBasell Industries NV - Class A	81,100	5,132,819
Commercial Banks - 7.6%
Fifth Third Bancorp	671,700	10,955,427
Huntington Bancshares, Inc. - Class A (A)	1,594,400	11,782,616
KeyCorp	1,134,300	11,297,628
Regions Financial Corp.	769,100	6,298,929
U.S. Bancorp - Class A	191,300	6,490,809
Wells Fargo & Co.	514,100	19,016,559
Communications Equipment - 1.2%
Cisco Systems, Inc.	504,700	10,553,277
Computers & Peripherals - 0.9%
Seagate Technology PLC	101,900	3,725,464
Western Digital Corp.	72,400	3,640,272
Consumer Finance - 1.6%
Discover Financial Services	302,000	13,541,680
Diversified Financial Services - 6.4%
Bank of America Corp.	625,700	7,621,026
CBOE Holdings, Inc.	105,000	3,878,700
Citigroup, Inc.	346,900	15,346,856
JPMorgan Chase & Co.	605,600	28,741,776
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	398,100	14,606,289
Verizon Communications, Inc.	170,000	8,355,500
Electric Utilities - 3.8%
American Electric Power Co., Inc.	166,700	8,106,621
Edison International	228,900	11,518,248
Entergy Corp. - Class B	67,100	4,243,404
NV Energy, Inc.	475,700	9,528,271
Electrical Equipment - 0.3%
First Solar, Inc. (A) (B)	105,500	2,844,280
Electronic Equipment & Instruments - 0.4%
Avnet, Inc. (B)	91,500	3,312,300
Energy Equipment & Services - 0.4%
Patterson-UTI Energy, Inc. (A)	144,900	3,454,416

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 1.9%
Kroger Co.	315,700	$10,462,298
Safeway, Inc.	212,300	5,594,105
Food Products - 1.4%
Ingredion, Inc.	51,000	3,688,320
Tyson Foods, Inc. - Class A	348,600	8,652,252
Health Care Providers & Services - 5.0%
AmerisourceBergen Corp. - Class A (A)	190,700	9,811,515
Cardinal Health, Inc.	163,000	6,784,060
CIGNA Corp.	93,500	5,831,595
Humana, Inc. - Class A	148,800	10,283,568
McKesson Corp.	97,000	10,472,120
Hotels, Restaurants & Leisure - 0.4%
Wyndham Worldwide Corp.	54,000	3,481,920
Household Durables - 1.8%
Newell Rubbermaid, Inc.	195,300	5,097,330
Whirlpool Corp.	85,100	10,080,946
Household Products - 0.7%
Procter & Gamble Co.	72,700	5,602,262
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	709,000	8,912,130
Industrial Conglomerates - 1.1%
General Electric Co.	412,200	9,530,064
Insurance - 7.9%
Aflac, Inc.	73,800	3,839,076
Allstate Corp.	231,200	11,344,984
Assurant, Inc.	180,300	8,115,303
Axis Capital Holdings, Ltd.	82,300	3,425,326
Everest RE Group, Ltd.	70,300	9,129,158
Lincoln National Corp. (A)	198,100	6,460,041
PartnerRe, Ltd.	71,200	6,629,432
RenaissanceRe Holdings, Ltd.	41,300	3,799,187
Travelers Cos., Inc.	138,800	11,685,572
Unum Group	132,700	3,748,775
IT Services - 1.4%
Amdocs, Ltd.	118,600	4,299,250
Computer Sciences Corp.	79,700	3,923,631
SAIC, Inc. (A)	292,200	3,959,310
Machinery - 1.3%
AGCO Corp.	69,300	3,611,916
Ingersoll-Rand PLC	61,800	3,399,618
Oshkosh Corp. (B)	100,200	4,257,498
Media - 1.5%
Comcast Corp. - Class A	219,800	9,233,798
News Corp. - Class A	134,400	4,101,888
Multi-Utilities - 1.6%
Ameren Corp.	214,600	7,515,292
Public Service Enterprise Group, Inc.	179,900	6,177,766
Multiline Retail - 1.2%
Dillard’s, Inc. - Class A	55,200	4,335,960
Macy’s, Inc.	150,600	6,301,104
Oil, Gas & Consumable Fuels - 15.6%
Chevron Corp.	216,000	25,665,120
ConocoPhillips	286,600	17,224,660
Exxon Mobil Corp.	434,800	39,179,828
HollyFrontier Corp.	190,900	9,821,805
Marathon Petroleum Corp.	157,400	14,103,040
Murphy Oil Corp.	166,900	10,636,537
Valero Energy Corp.	266,400	12,118,536
Western Refining, Inc. (A)	199,400	7,060,754

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 1.4%
Domtar Corp.	51,900	$4,028,478
International Paper Co.	79,900	3,721,742
Louisiana-Pacific Corp. (B)	204,200	4,410,720
Pharmaceuticals - 3.8%
Merck & Co., Inc.	187,200	8,279,856
Pfizer, Inc.	713,700	20,597,382
Warner Chilcott PLC - Class A	293,000	3,970,150
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	44,500	4,423,745
Road & Rail - 0.4%
Union Pacific Corp.	26,400	3,759,624
Software - 2.2%
Microsoft Corp.	116,500	3,333,065
Oracle Corp.	140,400	4,540,536
Symantec Corp. (B)	459,200	11,333,056
Specialty Retail - 2.0%
GameStop Corp. - Class A (A)	302,200	8,452,534
Gap, Inc. - Class A	261,000	9,239,400
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear, Inc. - Class A	80,300	3,204,773
Tobacco - 0.9%
Altria Group, Inc.	230,700	7,933,773
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (B)	584,800	3,631,608

Total Common Stocks (cost $693,173,984)		853,513,496

SECURITIES LENDING COLLATERAL - 5.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	50,006,314	50,006,314

Total Securities Lending Collateral (cost $50,006,314)		50,006,314

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $14,109,746 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $14,392,060.	$14,109,699	14,109,699

Total Repurchase Agreement (cost $14,109,699)		14,109,699

Total Investment Securities (cost $757,289,997) (D)		917,629,509
Other Assets and Liabilities - Net		(48,940,417)

Net Assets		$868,689,092

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $48,702,698. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $757,289,997. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $164,301,307 and $3,961,795, respectively. Net unrealized appreciation for tax purposes is $160,339,512.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$853,513,496	$—	$—	$853,513,496
Securities Lending Collateral	50,006,314	—	—	50,006,314
Repurchase Agreement	—	14,109,699	—	14,109,699

Total Investment Securities	$903,519,810	$14,109,699	$—	$917,629,509

Other Assets (F)
Cash	$374,132	$—	$—	$374,132

Total Other Assets	$374,132	$—	$—	$374,132

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(50,006,314)	$—	$(50,006,314)

Total Other Liabilities	$—	$(50,006,314)	$—	$(50,006,314)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 5.0%
L-3 Communications Holdings, Inc. (A)	39,500	$3,196,340
Lockheed Martin Corp.	30,400	2,934,208
Northrop Grumman Corp.	47,100	3,304,065
Raytheon Co.	48,600	2,857,194
Textron, Inc.	35,100	1,046,331
Airlines - 1.4%
Delta Air Lines, Inc. (B)	148,300	2,448,433
Southwest Airlines Co.	88,100	1,187,588
Automobiles - 0.5%
Ford Motor Co.	94,800	1,246,620
Beverages - 3.2%
Coca-Cola Enterprises, Inc.	88,300	3,260,036
PepsiCo, Inc.	68,100	5,387,391
Biotechnology - 4.6%
Amgen, Inc.	46,800	4,797,468
Biogen IDEC, Inc. (B)	21,800	4,205,438
Celgene Corp. (B)	29,900	3,465,709
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	27,900	4,105,485
T. Rowe Price Group, Inc. (A)	18,100	1,355,147
Chemicals - 3.1%
Agrium, Inc.	26,500	2,583,750
CF Industries Holdings, Inc. - Class B	14,300	2,722,291
LyondellBasell Industries NV - Class A	50,100	3,170,829
Commercial Banks - 4.8%
Fifth Third Bancorp	175,500	2,862,405
Huntington Bancshares, Inc. - Class A	428,400	3,165,876
KeyCorp	211,600	2,107,536
Regions Financial Corp.	217,700	1,782,963
Wells Fargo & Co.	82,600	3,055,374
Communications Equipment - 2.5%
Cisco Systems, Inc.	177,000	3,701,070
Motorola Solutions, Inc.	45,700	2,926,171
Computers & Peripherals - 3.2%
Apple, Inc.	11,800	5,223,034
SanDisk Corp. (B)	19,000	1,045,000
Seagate Technology PLC	31,600	1,155,296
Western Digital Corp.	21,300	1,070,964
Construction & Engineering - 0.4%
Fluor Corp.	16,900	1,120,977
Consumer Finance - 1.3%
Discover Financial Services	79,000	3,542,360
Diversified Consumer Services - 0.6%
H&R Block, Inc.	52,000	1,529,840
Diversified Financial Services - 3.4%
Bank of America Corp.	87,600	1,066,968
Citigroup, Inc.	55,200	2,442,048
JPMorgan Chase & Co.	100,000	4,746,000
Moody’s Corp.	18,500	986,420
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	81,000	2,971,890
Verizon Communications, Inc.	116,100	5,706,315
Electric Utilities - 1.6%
American Electric Power Co., Inc.	22,300	1,084,449
Edison International	66,000	3,321,120
Electrical Equipment - 0.6%
First Solar, Inc. (A) (B)	56,300	1,517,848

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc.	16,900	$1,025,830
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	26,100	1,435,239
Kroger Co.	106,500	3,529,410
Safeway, Inc. (A)	53,300	1,404,455
Food Products - 1.0%
Tyson Foods, Inc. - Class A	107,700	2,673,114
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp. - Class A (A)	66,700	3,431,715
Cardinal Health, Inc.	59,800	2,488,876
CIGNA Corp.	16,600	1,035,342
Humana, Inc. - Class A	40,600	2,805,866
McKesson Corp.	33,000	3,562,680
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	24,200	1,560,416
Household Durables - 2.1%
Newell Rubbermaid, Inc.	100,100	2,612,610
Whirlpool Corp.	25,000	2,961,500
Household Products - 0.8%
Kimberly-Clark Corp.	21,400	2,096,772
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	213,200	2,679,924
Industrial Conglomerates - 0.8%
General Electric Co.	89,400	2,066,928
Insurance - 3.5%
ACE, Ltd.	13,900	1,236,683
Aflac, Inc.	23,100	1,201,662
Allstate Corp.	43,600	2,139,452
Lincoln National Corp. (A)	36,500	1,190,265
Travelers Cos., Inc.	45,000	3,788,550
Internet Software & Services - 1.8%
Google, Inc. - Class A (B)	6,000	4,764,180
IT Services - 4.0%
Accenture PLC - Class A	32,400	2,461,428
Amdocs, Ltd.	31,600	1,145,500
Computer Sciences Corp.	56,900	2,801,187
SAIC, Inc. (A)	92,200	1,249,310
Visa, Inc. - Class A (A)	19,000	3,226,960
Machinery - 1.2%
Deere & Co.	26,100	2,244,078
Ingersoll-Rand PLC	19,900	1,094,699
Media - 3.2%
Comcast Corp. - Class A	115,900	4,868,959
DIRECTV (B)	28,200	1,596,402
News Corp. - Class A	72,700	2,218,804
Multi-Utilities - 0.9%
Ameren Corp.	31,100	1,089,122
Public Service Enterprise Group, Inc.	40,500	1,390,770
Multiline Retail - 0.6%
Macy’s, Inc.	36,600	1,531,344
Oil, Gas & Consumable Fuels - 10.9%
Chevron Corp.	46,300	5,501,366
ConocoPhillips	64,000	3,846,400
Exxon Mobil Corp.	88,300	7,956,713
HollyFrontier Corp.	53,000	2,726,850
Marathon Petroleum Corp.	40,900	3,664,640
Murphy Oil Corp.	37,500	2,389,875
Valero Energy Corp.	74,400	3,384,456
Paper & Forest Products - 0.4%
International Paper Co.	24,700	1,150,526

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.0%
Merck & Co., Inc.	31,300	$1,384,399
Mylan, Inc. (B)	57,600	1,666,944
Pfizer, Inc.	174,400	5,033,184
Road & Rail - 1.1%
Union Pacific Corp.	21,400	3,047,574
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	60,600	1,324,110
Software - 5.3%
Microsoft Corp.	237,300	6,789,153
Oracle Corp.	122,200	3,951,948
Symantec Corp. (B)	141,600	3,494,688
Specialty Retail - 3.7%
GameStop Corp. - Class A (A)	84,100	2,352,277
Gap, Inc. - Class A	86,300	3,055,020
Home Depot, Inc.	27,600	1,925,928
Lowe’s Cos., Inc. (A)	29,500	1,118,640
TJX Cos., Inc.	32,400	1,514,700
Tobacco - 3.0%
Altria Group, Inc.	102,700	3,531,853
Philip Morris International, Inc.	50,400	4,672,584

Total Common Stocks (cost $216,302,270)		265,500,107

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	11,652,560	11,652,560

Total Securities Lending Collateral (cost $11,652,560)		11,652,560

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $3,274,420 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $3,341,427.	$3,274,410	3,274,410

Total Repurchase Agreement (cost $3,274,410)		3,274,410

Total Investment Securities (cost $231,229,240) (D)		280,427,077
Other Assets and Liabilities - Net		(10,836,675)

Net Assets		$269,590,402

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $11,378,645. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $231,229,240. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $49,911,678 and $713,841, respectively. Net unrealized appreciation for tax purposes is $49,197,837.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$265,500,107	$—	$—	$265,500,107
Securities Lending Collateral	11,652,560	—	—	11,652,560
Repurchase Agreement	—	3,274,410	—	3,274,410

Total Investment Securities	$277,152,667	$3,274,410	$—	$280,427,077

Other Assets (F)
Cash	$130,104	$—	$—	$130,104

Total Other Assets	$130,104	$—	$—	$130,104

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(11,652,560)	$—	$(11,652,560)

Total Other Liabilities	$—	$(11,652,560)	$—	$(11,652,560)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 5.5%
Boeing Co.	187,583	$16,104,001
Honeywell International, Inc.	95,210	7,174,074
Precision Castparts Corp.	43,719	8,289,997
Rolls-Royce Holdings PLC	127,225	2,184,425
United Technologies Corp.	145,094	13,556,132
Automobiles - 0.3%
Ford Motor Co.	206,709	2,718,223
Beverages - 1.5%
Anheuser-Busch InBev NV - ADR	28,660	2,853,103
Coca-Cola Co.	127,077	5,138,994
Diageo PLC	163,185	5,144,992
Biotechnology - 7.3%
Alexion Pharmaceuticals, Inc. (A)	68,387	6,301,178
Amgen, Inc.	106,910	10,959,344
Biogen IDEC, Inc. (A)	74,679	14,406,326
Celgene Corp. (A)	95,874	11,112,755
Gilead Sciences, Inc. (A)	289,458	14,163,180
Vertex Pharmaceuticals, Inc. (A)	109,753	6,034,220
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	38,419	5,653,356
Morgan Stanley	257,057	5,650,113
Chemicals - 2.3%
Monsanto Co.	163,937	17,316,665
Sherwin-Williams Co.	15,874	2,680,960
Commercial Services & Supplies - 0.5%
ADT Corp.	43,681	2,137,748
Tyco International, Ltd.	66,885	2,140,320
Communications Equipment - 3.6%
Cisco Systems, Inc.	1,092,464	22,843,422
Emulex Corp. (A) (B)	130,465	851,936
F5 Networks, Inc. - Class B (A)	12,423	1,106,641
QUALCOMM, Inc.	95,166	6,371,364
Computers & Peripherals - 5.1%
Apple, Inc.	59,540	26,354,190
EMC Corp. (A)	197,021	4,706,832
NetApp, Inc. (A)	193,004	6,593,016
QLogic Corp. (A)	106,397	1,234,205
SanDisk Corp. (A)	59,713	3,284,215
Western Digital Corp.	33,363	1,677,492
Consumer Finance - 0.7%
American Express Co.	86,129	5,810,262
Diversified Consumer Services - 0.0% (C)
ITT Educational Services, Inc. (A) (B)	16,673	229,754
Diversified Financial Services - 1.3%
Bank of America Corp.	601,146	7,321,958
JPMorgan Chase & Co.	81,710	3,877,957
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	193,392	9,505,217
Electrical Equipment - 0.3%
Roper Industries, Inc.	22,233	2,830,483
Energy Equipment & Services - 2.3%
Core Laboratories NV	5,881	811,107
Diamond Offshore Drilling, Inc.	40,569	2,821,980
FMC Technologies, Inc. (A) (B)	48,139	2,618,280
National Oilwell Varco, Inc.	29,892	2,114,859
Oceaneering International, Inc.	47,732	3,169,882
Schlumberger, Ltd.	70,104	5,250,089
Transocean, Ltd.	65,020	3,378,439

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	128,068	$13,589,295
CVS Caremark Corp.	110,116	6,055,279
Wal-Mart Stores, Inc.	124,073	9,284,383
Whole Foods Market, Inc.	68,232	5,919,126
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. - Series C (A) (B)	70,404	3,996,131
Mondelez International, Inc. - Class A	133,810	4,095,924
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	289,386	10,221,113
Cie Generale D’optique Essilor International SA	18,252	2,029,633
Edwards Lifesciences Corp. (A) (B)	24,443	2,008,237
Hologic, Inc. (A) (B)	107,932	2,439,263
Intuitive Surgical, Inc. (A)	5,094	2,502,122
Medtronic, Inc.	39,303	1,845,669
Zimmer Holdings, Inc. - Class A	47,611	3,581,299
Health Care Providers & Services - 1.9%
Aetna, Inc.	51,724	2,644,131
Express Scripts Holding Co. (A)	91,067	5,250,013
McKesson Corp.	40,007	4,319,156
UnitedHealth Group, Inc.	70,102	4,010,535
Hotels, Restaurants & Leisure - 3.0%
Chipotle Mexican Grill, Inc. - Class A (A) (B)	14,099	4,594,441
Dunkin’ Brands Group, Inc.	124,440	4,589,347
Starbucks Corp.	75,485	4,299,626
Starwood Hotels & Resorts Worldwide, Inc.	59,870	3,815,515
Wyndham Worldwide Corp.	25,282	1,630,183
Wynn Resorts, Ltd.	16,690	2,088,921
Yum! Brands, Inc.	70,906	5,100,978
Industrial Conglomerates - 1.9%
3M Co.	63,867	6,789,701
Danaher Corp.	74,318	4,618,864
General Electric Co.	194,484	4,496,470
Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (A)	69,374	18,487,477
priceline.com, Inc. (A)	16,318	11,225,642
Internet Software & Services - 7.6%
eBay, Inc. (A)	195,125	10,579,677
Facebook, Inc. - Class A (A)	140,533	3,594,834
Google, Inc. - Class A (A)	38,485	30,558,245
IAC/InterActiveCorp	111,317	4,973,644
LinkedIn Corp. - Class A (A)	47,482	8,359,681
Rackspace Hosting, Inc. (A) (B)	54,040	2,727,939
Yahoo! Inc. (A)	183,900	4,327,167
Youku Tudou, Inc. - ADR (A) (B)	7,535	126,362
IT Services - 5.4%
International Business Machines Corp.	62,543	13,340,422
Mastercard, Inc. - Class A	28,205	15,262,572
Paychex, Inc.	13,907	487,718
Teradata Corp. (A) (B)	32,222	1,885,309
Visa, Inc. - Class A (B)	91,118	15,475,481
Life Sciences Tools & Services - 0.6%
Bruker Corp. (A)	110,300	2,106,730
Illumina, Inc. (A) (B)	60,052	3,242,808
Machinery - 1.5%
Dover Corp.	44,393	3,235,362
Illinois Tool Works, Inc. - Class A	62,041	3,780,779
Parker Hannifin Corp.	61,652	5,646,090
Media - 3.3%
Comcast Corp. - Class A	168,515	7,079,315
Discovery Communications, Inc. - Series A (A) (B)	26,565	2,091,728

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
News Corp. - Class A	142,727	$4,356,028
Omnicom Group, Inc. (B)	86,831	5,114,346
Sirius XM Radio, Inc. (B)	1,054,150	3,246,782
Walt Disney Co. - Class A	122,280	6,945,504
Metals & Mining - 0.1%
Allied Nevada Gold Corp. (A) (B)	48,278	794,656
Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	63,997	3,099,375
Oil, Gas & Consumable Fuels - 1.4%
Concho Resources, Inc. (A)	45,509	4,433,942
EOG Resources, Inc.	32,265	4,132,178
Valero Energy Corp.	73,728	3,353,887
Personal Products - 0.8%
Estee Lauder Cos., Inc. - Class A	107,364	6,874,517
Pharmaceuticals - 5.6%
AbbVie, Inc. - Class G	102,118	4,164,372
Allergan, Inc.	74,140	8,276,248
Bristol-Myers Squibb Co.	93,016	3,831,329
Eli Lilly & Co.	112,125	6,367,579
Johnson & Johnson	64,081	5,224,524
Merck & Co., Inc.	90,587	4,006,663
Novo Nordisk A/S - ADR	45,062	7,277,513
Perrigo Co.	29,241	3,471,784
Shire PLC - Class B ADR	64,240	5,868,966
Real Estate Investment Trusts - 0.4%
American Tower Corp. - Class A	43,295	3,330,251
Road & Rail - 2.0%
Canadian Pacific Railway, Ltd. (B)	24,405	3,184,120
Hertz Global Holdings, Inc. (A)	150,018	3,339,401
Kansas City Southern	35,061	3,888,265
Union Pacific Corp.	47,937	6,826,708
Semiconductors & Semiconductor Equipment - 3.2%
Altera Corp.	155,475	5,514,698
ARM Holdings PLC - ADR	100,396	4,253,779
Avago Technologies, Ltd. - Class A	97,549	3,503,960
Broadcom Corp. - Class A	206,118	7,146,111
Microchip Technology, Inc. (B)	80,204	2,948,299
Xilinx, Inc.	105,161	4,013,995
Software - 7.6%
BMC Software, Inc. (A)	48,380	2,241,446
Check Point Software Technologies, Ltd. - Class A (A) (B)	80,866	3,799,893
Intuit, Inc.	124,348	8,163,446
Microsoft Corp.	482,708	13,810,276
NetSuite, Inc. (A) (B)	24,712	1,978,443
Oracle Corp.	312,233	10,097,615
Red Hat, Inc. (A)	161,825	8,181,872
Salesforce.com, Inc. (A) (B)	38,434	6,873,152
Splunk, Inc. (A)	67,396	2,697,862
VMware, Inc. - Class A (A) (B)	66,975	5,282,988
Workday, Inc. - Class A (A) (B)	42,924	2,645,406
Specialty Retail - 5.0%
Buckle, Inc. (B)	60,352	2,815,421
Home Depot, Inc.	96,885	6,760,635
Inditex SA	59,864	7,934,576
Lowe’s Cos., Inc. (B)	198,926	7,543,274
O’Reilly Automotive, Inc. (A)	51,744	5,306,347
PetSmart, Inc. - Class A	31,201	1,937,582
TJX Cos., Inc.	236,666	11,064,136
Textiles, Apparel & Luxury Goods - 2.2%
Lululemon Athletica, Inc. (A) (B)	53,131	3,312,718
NIKE, Inc. - Class B	150,055	8,854,746
Ralph Lauren Corp. - Class A	40,342	6,830,304

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.8%
Philip Morris International, Inc.	76,943	$7,133,386
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (A)	35,892	2,499,519

Total Common Stocks (cost $704,939,542)		857,448,846

SECURITIES LENDING COLLATERAL - 8.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (D)	75,764,684	75,764,684

Total Securities Lending Collateral (cost $75,764,684)		75,764,684

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% (D), dated 03/28/2013, to be repurchased at $6,371,111 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $6,501,507.	$6,371,089	6,371,089

Total Repurchase Agreement (cost $6,371,089)		6,371,089

Total Investment Securities (cost $787,075,315) (E)		939,584,619
Other Assets and Liabilities - Net		(77,093,106)

Net Assets		$862,491,513

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $74,021,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $787,075,315. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $159,498,984 and $6,989,680, respectively. Net unrealized appreciation for tax purposes is $152,509,304.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$840,155,220	$17,293,626	$—	$857,448,846
Securities Lending Collateral	75,764,684	—	—	75,764,684
Repurchase Agreement	—	6,371,089	—	6,371,089

Total Investment Securities	$915,919,904	$23,664,715	$—	$939,584,619

Other Assets (G)
Cash	$8,530	$—	$—	$8,530

Total Other Assets	$8,530	$—	$—	$8,530

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(75,764,684)	$—	$(75,764,684)

Total Other Liabilities	$—	$(75,764,684)	$—	$(75,764,684)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc.	30,000	$2,172,900
Automobiles - 1.1%
Harley-Davidson, Inc.	183,550	9,783,215
Beverages - 2.0%
Beam, Inc.	183,800	11,678,652
Brown-Forman Corp. - Class B	30,350	2,166,990
Dr. Pepper Snapple Group, Inc.	75,700	3,554,115
Building Products - 1.1%
Fortune Brands Home & Security, Inc. (B)	99,000	3,705,570
Owens Corning, Inc. (B)	156,800	6,182,624
Capital Markets - 6.1%
Ameriprise Financial, Inc.	98,100	7,225,065
Charles Schwab Corp.	240,400	4,252,676
Invesco, Ltd.	443,700	12,849,552
Northern Trust Corp.	149,100	8,134,896
Raymond James Financial, Inc.	93,200	4,296,520
State Street Corp.	184,600	10,908,014
T. Rowe Price Group, Inc.	64,400	4,821,628
Chemicals - 5.0%
Airgas, Inc. (C)	96,150	9,534,234
Albemarle Corp. (C)	79,720	4,984,094
Ashland, Inc.	85,900	6,382,370
FMC Corp. - Class A	162,600	9,273,078
Huntsman Corp.	306,950	5,706,201
Sherwin-Williams Co.	18,900	3,192,021
Sigma-Aldrich Corp. (C)	53,400	4,148,112
Commercial Banks - 6.8%
CIT Group, Inc. (B)	160,900	6,995,932
City National Corp. (C)	52,300	3,080,993
Cullen/Frost Bankers, Inc. (C)	33,700	2,107,261
Fifth Third Bancorp	737,100	12,022,101
First Republic Bank - Class A	46,900	1,811,278
Huntington Bancshares, Inc. - Class A	236,800	1,749,952
KeyCorp	960,300	9,564,588
M&T Bank Corp. (C)	47,500	4,900,100
SunTrust Banks, Inc.	491,350	14,155,793
Zions Bancorporation (C)	97,500	2,436,525
Commercial Services & Supplies - 2.0%
Republic Services, Inc. - Class A	91,600	3,022,800
Tyco International, Ltd.	446,800	14,297,600
Containers & Packaging - 2.7%
Ball Corp.	143,400	6,822,972
MeadWestvaco Corp.	235,900	8,563,170
Rock-Tenn Co. - Class A	40,700	3,776,553
Silgan Holdings, Inc.	92,000	4,347,000
Distributors - 0.5%
Genuine Parts Co.	59,900	4,672,200
Electric Utilities - 3.2%
Northeast Utilities	200,100	8,696,346
NV Energy, Inc.	212,300	4,252,369
Westar Energy, Inc. (C)	134,600	4,466,028
Xcel Energy, Inc.	347,650	10,325,205

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment - 1.1%
AMETEK, Inc. - Class A	104,650	$4,537,624
Regal Beloit Corp.	61,300	4,999,628
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. - Class A	80,120	5,980,958
Arrow Electronics, Inc. (B)	127,600	5,183,112
Energy Equipment & Services - 1.3%
Cameron International Corp. (B)	91,950	5,995,140
Oceaneering International, Inc.	80,500	5,346,005
Food Products - 1.4%
Hershey Co.	116,790	10,222,629
JM Smucker Co.	15,700	1,556,812
Gas Utilities - 0.8%
EQT Corp.	60,720	4,113,780
ONEOK, Inc.	27,500	1,310,925
Questar Corp.	62,500	1,520,625
Health Care Equipment & Supplies - 1.8%
CareFusion Corp. - Class A (B)	268,150	9,382,568
St. Jude Medical, Inc.	154,500	6,247,980
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp. - Class A	216,600	11,144,070
CIGNA Corp.	202,100	12,604,977
Henry Schein, Inc. (B) (C)	31,900	2,952,345
Humana, Inc. - Class A	42,980	2,970,348
Hotels, Restaurants & Leisure - 1.9%
Darden Restaurants, Inc. (C)	51,199	2,645,964
Marriott International, Inc. - Class A	106,166	4,483,390
Starwood Hotels & Resorts Worldwide, Inc.	80,600	5,136,638
Yum! Brands, Inc.	52,400	3,769,656
Household Durables - 2.2%
Jarden Corp. (B)	35,100	1,504,035
Mohawk Industries, Inc. (B)	48,100	5,441,072
Newell Rubbermaid, Inc.	354,700	9,257,670
Whirlpool Corp.	23,900	2,831,194
Household Products - 0.5%
Energizer Holdings, Inc.	45,900	4,577,607
Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	65,779	4,459,158
Insurance - 5.8%
Alleghany Corp. (B)	10,974	4,344,826
Brown & Brown, Inc.	70,000	2,242,800
Chubb Corp. - Class A	120,040	10,507,101
Hartford Financial Services Group, Inc.	114,000	2,941,200
Loews Corp.	165,100	7,275,957
Marsh & McLennan Cos., Inc.	171,000	6,492,870
Old Republic International Corp.	216,100	2,746,631
OneBeacon Insurance Group, Ltd. - Class A	90,755	1,227,008
Unum Group	146,000	4,124,500
WR Berkley Corp.	90,700	4,024,359
XL Group PLC - Class A	134,400	4,072,320
Internet & Catalog Retail - 0.7%
Expedia, Inc.	56,450	3,387,565
TripAdvisor, Inc. (B)	42,050	2,208,466
IT Services - 2.0%
Jack Henry & Associates, Inc.	120,500	5,568,305
Teradata Corp. (B)	106,100	6,207,911
Total System Services, Inc.	204,900	5,077,422
Machinery - 6.2%
Dover Corp.	227,800	16,602,064
IDEX Corp.	84,500	4,513,990
Pentair, Ltd.	329,950	17,404,863
Rexnord Corp. (B)	106,400	2,258,872
Snap-on, Inc.	52,806	4,367,056
Stanley Black & Decker, Inc.	106,300	8,607,111

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 2.4%
Cablevision Systems Corp. - Class A (C)	53,660	$802,753
CBS Corp. - Class B	78,600	3,669,834
Clear Channel Outdoor Holdings, Inc. - Class A (B)	108,261	810,875
DISH Network Corp. - Class A	124,300	4,710,970
Gannett Co., Inc. (C)	63,300	1,384,371
Interpublic Group of Cos., Inc. (C)	683,900	8,911,217
Multi-Utilities - 4.2%
CenterPoint Energy, Inc.	185,080	4,434,517
CMS Energy Corp.	171,600	4,794,504
NiSource, Inc. - Class B	618,450	18,145,323
Sempra Energy	58,400	4,668,496
Wisconsin Energy Corp.	92,000	3,945,880
Multiline Retail - 1.3%
Family Dollar Stores, Inc.	85,800	5,066,490
Kohl’s Corp. (C)	125,760	5,801,309
Oil, Gas & Consumable Fuels - 5.9%
Cameco Corp. - Class A (C)	400,250	8,317,195
Devon Energy Corp. - Class A	65,600	3,701,152
Energen Corp.	135,821	7,064,050
Marathon Oil Corp.	294,650	9,935,598
Marathon Petroleum Corp.	65,000	5,824,000
PBF Energy, Inc. - Class A (C)	58,400	2,170,728
QEP Resources, Inc.	103,500	3,295,440
Whiting Petroleum Corp. (B)	122,000	6,202,480
Williams Cos., Inc.	109,300	4,094,378
Pharmaceuticals - 0.5%
Hospira, Inc. (B) (C)	144,120	4,731,460
Professional Services - 1.9%
Dun & Bradstreet Corp. (C)	68,000	5,688,200
Equifax, Inc.	76,200	4,388,358
Experian PLC - ADR (C)	345,300	5,984,049
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc. (C)	194,300	3,087,427
HCP, Inc.	65,000	3,240,900
Regency Centers Corp.	64,000	3,386,240
Vornado Realty Trust	40,537	3,390,515
Real Estate Management & Development - 1.2%
Brookfield Office Properties, Inc. (C)	168,000	2,884,560
CBRE Group, Inc. - Class A (B)	302,300	7,633,075
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc. - Class A	133,440	6,203,626
Avago Technologies, Ltd. - Class A	137,200	4,928,224
LSI Corp. (B)	847,000	5,742,660
Microchip Technology, Inc. (C)	181,100	6,657,236
Xilinx, Inc.	122,500	4,675,825
Software - 3.4%
BMC Software, Inc. (B)	262,130	12,144,483
PTC, Inc. (B)	255,650	6,516,518
Synopsys, Inc. (B)	304,650	10,930,842
Specialty Retail - 5.0%
Advance Auto Parts, Inc.	49,600	4,099,440
AutoZone, Inc. (B)	16,000	6,348,320
Bed Bath & Beyond, Inc. (B)	85,000	5,475,700
Gap, Inc. - Class A	146,100	5,171,940
PetSmart, Inc. - Class A	53,800	3,340,980
Tiffany & Co. (C)	40,900	2,844,186
TJX Cos., Inc.	94,600	4,422,550
Williams-Sonoma, Inc. - Class A (C)	221,250	11,398,800

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	94,500	$10,093,545
V.F. Corp.	19,100	3,204,025
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.	71,200	859,384
People’s United Financial, Inc. (C)	238,300	3,202,752
Trading Companies & Distributors - 0.9%
MSC Industrial Direct Co., Inc. - Class A (C)	87,850	7,535,773
Water Utilities - 1.0%
American Water Works Co., Inc.	205,300	8,507,632
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	56,163	1,183,354

Total Common Stocks (cost $657,354,193)		831,052,539

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	73,446,330	73,446,330

Total Securities Lending Collateral (cost $73,446,330)		73,446,330

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $33,294,038 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/25/2038 - 08/15/2039, and with a total value of $33,960,131.	$33,293,927	33,293,927

Total Repurchase Agreement (cost $33,293,927)		33,293,927

Total Investment Securities (cost $764,094,450) (D)		937,792,796
Other Assets and Liabilities - Net		(74,890,346)

Net Assets		$862,902,450

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $71,732,689. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $764,094,450. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $175,939,723 and $2,241,377, respectively. Net unrealized appreciation for tax purposes is $173,698,346.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$831,052,539	$—	$—	$831,052,539
Securities Lending Collateral	73,446,330	—	—	73,446,330
Repurchase Agreement	—	33,293,927	—	33,293,927

Total Investment Securities	$904,498,869	$33,293,927	$—	$937,792,796

Other Assets (F)
Cash	$148,735	$—	$—	$148,735

Total Other Assets	$148,735	$—	$—	$148,735

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(73,446,330)	$—	$(73,446,330)

Total Other Liabilities	$—	$(73,446,330)	$—	$(73,446,330)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Airlines - 1.3%
Southwest Airlines Co. (A)	175,900	$2,371,132
Automobiles - 1.5%
Harley-Davidson, Inc. (A)	49,100	2,617,030
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (A) (B)	15,424	1,421,167
Medivation, Inc. (A) (B)	39,482	1,846,573
Building Products - 1.5%
USG Corp. (A) (B)	100,654	2,661,292
Capital Markets - 1.8%
TD Ameritrade Holding Corp. (A)	158,400	3,266,208
Chemicals - 4.8%
Axiall Corp. (A)	55,515	3,450,812
PPG Industries, Inc. (A)	9,092	1,217,783
Westlake Chemical Corp. (A)	40,600	3,796,100
Commercial Services & Supplies - 2.9%
ADT Corp. (A)	51,900	2,539,986
Avery Dennison Corp. (A)	62,000	2,670,340
Communications Equipment - 1.7%
Aruba Networks, Inc. (A) (B)	121,600	3,008,384
Computers & Peripherals - 1.0%
SanDisk Corp. (B)	32,300	1,776,500
Construction & Engineering - 2.3%
Quanta Services, Inc. (A) (B)	140,600	4,018,348
Construction Materials - 2.0%
Vulcan Materials Co.	69,560	3,596,252
Consumer Finance - 2.1%
Discover Financial Services	85,320	3,825,749
Containers & Packaging - 1.6%
Sealed Air Corp. - Class A	115,700	2,789,527
Electrical Equipment - 1.5%
Belden, Inc. (A)	50,500	2,608,325
Electronic Equipment & Instruments - 3.7%
FEI Co. (A)	50,208	3,240,927
Trimble Navigation, Ltd. (A) (B)	112,968	3,384,521
Food Products - 1.1%
Hershey Co.	22,315	1,953,232
Health Care Equipment & Supplies - 1.8%
Cooper Cos., Inc.	29,926	3,228,417
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp. - Class A (A)	52,400	2,695,980
Hotels, Restaurants & Leisure - 1.1%
Melco Crown Entertainment, Ltd. - ADR (B)	80,500	1,878,870
Household Durables - 12.0%
D.R. Horton, Inc. (A)	131,416	3,193,409
Lennar Corp. - Class A (A)	91,672	3,802,555
Mohawk Industries, Inc. (B)	38,150	4,315,528
Newell Rubbermaid, Inc. (A)	144,355	3,767,665
Toll Brothers, Inc. (A) (B)	101,047	3,459,849
Whirlpool Corp. (A)	23,443	2,777,058
Insurance - 1.0%
Arthur J. Gallagher & Co.	43,500	1,796,985
Internet & Catalog Retail - 2.2%
Expedia, Inc.	38,461	2,308,045
NetFlix, Inc. (A) (B)	8,100	1,534,221
Internet Software & Services - 3.3%
IAC/InterActiveCorp (A)	57,678	2,577,053
LinkedIn Corp. - Class A (A) (B)	18,364	3,233,166
IT Services - 2.2%
Alliance Data Systems Corp. (A) (B)	4,388	710,373
Computer Sciences Corp.	64,515	3,176,074

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.9%
Mettler-Toledo International, Inc. (A) (B)	8,100	$1,727,082
PerkinElmer, Inc.	49,900	1,678,636
Machinery - 3.1%
Cummins, Inc. (A)	23,800	2,756,278
Pentair, Ltd.	53,277	2,810,362
Oil, Gas & Consumable Fuels - 3.7%
Cobalt International Energy, Inc. (B)	116,763	3,292,717
Pioneer Natural Resources Co. (A)	26,900	3,342,325
Professional Services - 1.5%
Towers Watson & Co. - Class A	39,500	2,738,140
Real Estate Management & Development - 1.6%
Realogy Holdings Corp. (A) (B)	60,210	2,940,656
Road & Rail - 7.1%
Canadian Pacific Railway, Ltd. (A)	35,306	4,606,374
Hertz Global Holdings, Inc. (A) (B)	198,002	4,407,524
Kansas City Southern (A)	32,308	3,582,957
Semiconductors & Semiconductor Equipment - 6.6%
ARM Holdings PLC - ADR (A)	47,056	1,993,763
Cree, Inc. (A) (B)	66,300	3,627,273
Micron Technology, Inc. (A) (B)	342,400	3,417,152
NXP Semiconductor NV (A) (B)	88,860	2,688,903
Software - 7.6%
Autodesk, Inc. (A) (B)	69,200	2,853,808
CommVault Systems, Inc. (A) (B)	41,340	3,389,053
ServiceNow, Inc. (A) (B)	96,700	3,500,540
Symantec Corp. (A) (B)	153,000	3,776,040
Specialty Retail - 4.0%
Chico’s FAS, Inc. (A)	83,864	1,408,915
GNC Holdings, Inc. - Class A	71,864	2,822,818
Urban Outfitters, Inc. (B)	72,672	2,815,313
Textiles, Apparel & Luxury Goods - 2.1%
Michael Kors Holdings, Ltd. (A) (B)	64,838	3,682,150
Wireless Telecommunication Services - 2.0%
SBA Communications Corp. - Class A (A) (B)	49,348	3,554,043

Total Common Stocks (cost $149,304,442)		175,928,258

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	45,410,973	45,410,973

Total Securities Lending Collateral (cost $45,410,973)		45,410,973

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $3,376,616 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $3,445,606.	$3,376,604	3,376,604

Total Repurchase Agreement (cost $3,376,604)		3,376,604

Total Investment Securities (cost $198,092,019) (D)		224,715,835
Other Assets and Liabilities - Net		(46,775,268)

Net Assets		$177,940,567

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $44,387,813. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $198,092,019. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $27,299,291 and $675,475, respectively. Net unrealized appreciation for tax purposes is $26,623,816.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$175,928,258	$—	$—	$175,928,258
Securities Lending Collateral	45,410,973	—	—	45,410,973
Repurchase Agreement	—	3,376,604	—	3,376,604

Total Investment Securities	$221,339,231	$3,376,604	$—	$224,715,835

Other Assets (F)
Cash	$10,780	$—	$—	$10,780

Total Other Assets	$10,780	$—	$—	$10,780

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(45,410,973)	$—	$(45,410,973)

Total Other Liabilities	$—	$(45,410,973)	$—	$(45,410,973)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 1.0%
Cubic Corp. (A)	17,800	$760,416
Air Freight & Logistics - 1.7%
Atlas Air Worldwide Holdings, Inc. (A) (B)	16,900	688,844
UTi Worldwide, Inc. (A)	42,400	613,952
Chemicals - 4.4%
Innospec, Inc.	23,200	1,027,296
Koppers Holdings, Inc. (A)	17,100	752,058
Sensient Technologies Corp. (A)	17,900	699,711
Zep, Inc.	59,800	897,598
Commercial Banks - 8.6%
First Busey Corp. - Class B (A)	112,430	513,805
First Midwest Bancorp, Inc. (A)	80,500	1,069,040
First Niagara Financial Group, Inc. (A)	80,610	714,205
Hancock Holding Co. (A)	18,400	568,928
International Bancshares Corp. (A)	58,600	1,218,880
MB Financial, Inc. (A)	33,700	814,529
Webster Financial Corp. (A)	51,900	1,259,094
Westamerica Bancorporation (A)	9,300	421,569
Commercial Services & Supplies - 6.5%
ACCO Brands Corp. (A) (B)	139,400	931,192
G&K Services, Inc. - Class A (A)	30,900	1,406,259
McGrath RentCorp. (A)	1,300	40,430
Standard Parking Corp. (A) (B)	40,200	832,140
United Stationers, Inc. (A)	47,190	1,823,893
Computers & Peripherals - 1.4%
Diebold, Inc. (A)	36,600	1,109,712
Containers & Packaging - 2.3%
Aptargroup, Inc. (A)	18,200	1,043,770
Greif, Inc. - Class A (A)	13,400	718,508
Diversified Consumer Services - 1.6%
Matthews International Corp. - Class A (A)	34,200	1,193,238
Electric Utilities - 1.9%
UNS Energy Corp. (A)	16,100	787,934
Westar Energy, Inc. (A)	21,400	710,052
Electrical Equipment - 4.2%
Acuity Brands, Inc. (A)	10,100	700,435
Belden, Inc. (A)	48,900	2,525,685
Electronic Equipment & Instruments - 3.1%
Coherent, Inc. (A)	12,600	714,924
MTS Systems Corp. (A)	17,032	990,411
ScanSource, Inc. (A) (B)	23,200	654,704
Energy Equipment & Services - 2.2%
Bristow Group, Inc. (A)	5,800	382,452
Era Group, Inc. (A) (B)	19,040	399,840
SEACOR Holdings, Inc. (A)	12,540	923,947
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. (A)	17,200	1,002,760
Food Products - 0.8%
Post Holdings, Inc. (B)	14,700	631,071
Gas Utilities - 2.5%
Atmos Energy Corp. (A)	23,400	998,946
New Jersey Resources Corp. (A)	7,400	331,890
WGL Holdings, Inc. (A)	13,500	595,350
Health Care Equipment & Supplies - 2.8%
Haemonetics Corp. (A) (B)	4,200	174,972
ICU Medical, Inc. - Class B (A) (B)	18,700	1,102,365
STERIS Corp. (A)	21,700	902,937
Health Care Providers & Services - 2.7%
Amsurg Corp. - Class A (B)	40,300	1,355,692
Corvel Corp. (A) (B)	13,900	687,911
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (A) (B)	21,700	294,903
Hotels, Restaurants & Leisure - 2.1%
CEC Entertainment, Inc. (A)	36,600	1,198,650
Choice Hotels International, Inc. (A)	9,800	414,638
Household Durables - 2.0%
Helen of Troy, Ltd. (B)	39,435	1,512,727
Industrial Conglomerates - 2.0%
Carlisle Cos., Inc.	22,410	1,519,174

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.8%
AMERISAFE, Inc. (A)	20,300	$721,462
Assured Guaranty, Ltd.	39,700	818,217
National Financial Partners Corp. (A) (B)	10,500	235,515
Platinum Underwriters Holdings, Ltd. (A)	13,700	764,597
Primerica, Inc.	35,200	1,153,856
IT Services - 2.5%
Forrester Research, Inc. (A)	32,420	1,026,093
MAXIMUS, Inc. - Class A	10,900	871,673
Life Sciences Tools & Services - 4.3%
Charles River Laboratories International, Inc. (B)	41,800	1,850,486
ICON PLC (A) (B)	44,500	1,436,905
Machinery - 5.9%
Albany International Corp. - Class A (A)	51,900	1,499,910
ESCO Technologies, Inc.	30,700	1,254,402
Mueller Industries, Inc.	33,000	1,758,570
Marine - 1.9%
Kirby Corp. (A) (B)	19,200	1,474,560
Media - 1.4%
Arbitron, Inc. (A)	23,600	1,106,132
Multiline Retail - 1.2%
Fred’s, Inc. - Class A (A)	69,200	946,656
Office Electronics - 1.2%
Zebra Technologies Corp. - Class A (B)	20,100	947,313
Oil, Gas & Consumable Fuels - 2.2%
Halcon Resources Corp. (A) (B)	38,741	301,792
Penn Virginia Corp. (A)	25,742	103,998
Scorpio Tankers, Inc. (B)	147,000	1,311,240
Paper & Forest Products - 1.3%
Deltic Timber Corp.	14,600	1,003,312
Real Estate Investment Trusts - 3.5%
Campus Crest Communities, Inc.	65,800	914,620
DiamondRock Hospitality Co. (A)	66,000	614,460
Mack-Cali Realty Corp. (A)	19,200	549,312
Summit Hotel Properties, Inc.	62,200	651,234
Road & Rail - 0.7%
Genesee & Wyoming, Inc. - Class A (A) (B)	5,400	502,794
Software - 0.7%
Websense, Inc. (A) (B)	36,800	552,000
Specialty Retail - 4.9%
Ascena Retail Group, Inc. - Class B (A) (B)	74,600	1,383,830
Cato Corp. - Class A (A)	56,170	1,355,944
Stage Stores, Inc. (A)	39,100	1,011,908
Thrifts & Mortgage Finance - 2.3%
Flushing Financial Corp. - Class A (A)	38,433	651,055
Northwest Bancshares, Inc. (A)	89,600	1,137,024
Trading Companies & Distributors - 1.9%
GATX Corp. (A)	27,600	1,434,372

Total Common Stocks (cost $54,389,986)		73,978,679

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (C)	19,688,533	19,688,533

Total Securities Lending Collateral (cost $19,688,533)		19,688,533

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
State Street Bank & Trust Co. 0.03% (C), dated 03/28/2013, to be repurchased at $2,472,491 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $2,523,433.	$2,472,483	2,472,483

Total Repurchase Agreement (cost $2,472,483)		2,472,483

Total Investment Securities (cost $76,551,002) (D)		96,139,695
Other Assets and Liabilities - Net		(19,249,464)

Net Assets		$76,890,231

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of this security is on loan. The value of all securities on loan is $19,207,285. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate shown reflects the yield at March 31, 2013.
(D)	Aggregate cost for federal income tax purposes is $76,551,002. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $20,606,395 and $1,017,702, respectively. Net unrealized appreciation for tax purposes is $19,588,693.

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$73,978,679	$—	$—	$73,978,679
Securities Lending Collateral	19,688,533	—	—	19,688,533
Repurchase Agreement	—	2,472,483	—	2,472,483

Total Investment Securities	$93,667,212	$2,472,483	$—	$96,139,695

Other Assets (F)
Cash	$9,526	$—	$—	$9,526

Total Other Assets	$9,526	$—	$—	$9,526

Other Liabilities (F)
Collateral for Securities on Loan	$—	$(19,688,533)	$—	$(19,688,533)

Total Other Liabilities	$—	$(19,688,533)	$—	$(19,688,533)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill
0.10%, 09/12/2013 (A) (B)	$190,000	$189,903

Total Short-Term U.S. Government Obligation (cost $189,903)		189,903

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc. (C)	6,600	478,038
Cubic Corp. (C)	23,900	1,021,008
GenCorp, Inc. (C) (D)	93,400	1,242,220
TASER International, Inc. (C) (D)	75,400	599,430
Triumph Group, Inc. (C)	16,780	1,317,230
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (C) (D)	23,200	945,632
Forward Air Corp.	30,257	1,128,284
UTi Worldwide, Inc. (C)	56,400	816,672
Airlines - 0.4%
SkyWest, Inc. (C)	71,000	1,139,550
Auto Components - 0.7%
China Automotive Systems, Inc. (C) (D)	10,600	50,986
Superior Industries International, Inc.	1,500	28,020
Tenneco, Inc. (D)	37,890	1,489,456
Visteon Corp. (C) (D)	8,900	513,530
Beverages - 0.3%
Boston Beer Co., Inc. - Class A (C) (D)	5,179	826,776
Biotechnology - 3.2%
Acorda Therapeutics, Inc. (D)	47,855	1,532,796
BioMarin Pharmaceutical, Inc. (C) (D)	37,700	2,347,202
Genomic Health, Inc. (C) (D)	46,867	1,325,399
Incyte Corp., Ltd. (C) (D)	26,830	628,090
Isis Pharmaceuticals, Inc. (C) (D)	10,700	181,258
Maxygen, Inc. (C)	66,600	160,506
Momenta Pharmaceuticals, Inc. - Class B (C) (D)	4,700	62,698
NPS Pharmaceuticals, Inc. (C) (D)	129,060	1,315,121
Onyx Pharmaceuticals, Inc. (C) (D)	24,739	2,198,308
Targacept, Inc. (C) (D)	19,700	84,316
United Therapeutics Corp. (C) (D)	5,500	334,785
Building Products - 0.6%
Trex Co., Inc. (C) (D)	19,975	982,371
USG Corp. (C) (D)	36,800	972,992
Capital Markets - 0.3%
Apollo Investment Corp. (C)	15,500	129,580
THL Credit, Inc. (C)	20,000	299,600
Walter Investment Management Corp. (C) (D)	17,600	655,600
Chemicals - 3.3%
American Pacific Corp. (D)	2,500	57,775
Axiall Corp. (C)	10,390	645,842
Chemtura Corp. (D)	115,215	2,489,796
Innospec, Inc.	32,100	1,421,388
Koppers Holdings, Inc.	22,800	1,002,744
LSB Industries, Inc. (C) (D)	47,389	1,648,190
Material Sciences Corp. (C) (D)	3,100	33,480
Minerals Technologies, Inc.	22,000	913,220
Sensient Technologies Corp. (C)	23,900	934,251
Zep, Inc.	80,600	1,209,806
Commercial Banks - 7.5%
Access National Corp.	23,200	380,480
Bancfirst Corp. (C)	600	25,020
Banco Latinoamericano de Comercio Exterior SA - Class E	31,300	774,362
BancorpSouth, Inc.	71,070	1,158,441
Cardinal Financial Corp.	27,300	496,314

	Shares	Value
COMMON STOCKS (continued)
Commercial Banks (continued)
Center Bancorp, Inc.	23,200	$288,376
Central Pacific Financial Corp. (C) (D)	12,200	191,540
Century Bancorp, Inc. - Class A (C)	900	30,519
Citizens & Northern Corp. (C)	16,800	327,600
Farmers Capital Bank Corp. - Class A (D)	3,700	69,560
First Busey Corp. - Class B (C)	146,872	671,205
First Community Bancshares, Inc. (C)	2,600	41,210
First Defiance Financial Corp. - Class A	14,700	342,804
First Financial Bankshares, Inc. - Class A (C)	14,800	719,280
First Merchants Corp. (C)	50,400	779,688
First Midwest Bancorp, Inc. (C)	108,700	1,443,536
First Niagara Financial Group, Inc. (C)	109,739	972,288
Hancock Holding Co. (C)	25,400	785,368
Hanmi Financial Corp. - Class B (D)	39,300	628,800
Heartland Financial USA, Inc.	4,300	108,661
Horizon Bancorp (C)	10,300	208,163
International Bancshares Corp. (C)	80,800	1,680,640
Lakeland Financial Corp. (C)	26,600	709,954
MainSource Financial Group, Inc. (C)	13,900	195,156
MB Financial, Inc. (C)	46,700	1,128,739
National Penn Bancshares, Inc. (C)	93,600	1,000,584
Old National Bancorp (C)	101,730	1,398,787
Oriental Financial Group, Inc. (C)	73,100	1,133,781
Pacific Mercantile Bancorp (C) (D)	4,900	28,665
Peoples Bancorp, Inc. (C)	20,500	458,995
Popular, Inc. (D)	1,900	52,459
Preferred Bank/Los Angeles CA (C) (D)	3,700	58,386
PrivateBancorp, Inc. - Class A (C)	13,800	260,958
Republic Bancorp, Inc. - Class A (C)	21,100	477,704
Southwest Bancorp, Inc. (C) (D)	36,000	452,160
Suffolk Bancorp (C) (D)	21,400	304,736
Taylor Capital Group, Inc. (C) (D)	5,300	84,747
Washington Trust Bancorp, Inc. (C)	7,300	199,874
Webster Financial Corp. (C)	70,600	1,712,756
West Bancorporation, Inc. (C)	33,600	372,960
Westamerica Bancorporation (C)	12,200	553,026
Wilshire Bancorp, Inc. (C) (D)	155,000	1,050,900
Commercial Services & Supplies - 3.4%
ACCO Brands Corp. (C) (D)	186,500	1,245,820
G&K Services, Inc. - Class A (C)	41,753	1,900,179
Kimball International, Inc. - Class B (C)	69,000	625,140
McGrath RentCorp. (C)	4,500	139,950
Quad/Graphics, Inc.	31,800	761,292
Standard Parking Corp. (D)	52,288	1,082,362
Tetra Tech, Inc. (C) (D)	63,425	1,933,828
TRC Cos., Inc. (C) (D)	30,900	199,305
United Stationers, Inc. (C)	64,470	2,491,765
Viad Corp.	11,500	318,090
Communications Equipment - 1.3%
Arris Group, Inc. (C) (D)	8,600	147,662
Aruba Networks, Inc. (C) (D)	71,584	1,770,988
Aviat Networks, Inc. - Class A (D)	140,900	474,833
Aware, Inc. (C)	20,000	92,600
Bel Fuse, Inc. - Class B	1,900	29,659
Brocade Communications Systems, Inc. (D)	88,000	507,760
Comtech Telecommunications Corp. (C)	38,400	932,352

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Computers & Peripherals - 1.4%
Diebold, Inc. (C)	50,100	$1,519,032
Imation Corp. (C) (D)	44,100	168,462
Lexmark International, Inc. - Class A (C)	21,400	564,960
Silicon Graphics International Corp. (C) (D)	68,900	947,375
Synaptics, Inc. (C) (D)	27,975	1,138,303
Construction & Engineering - 0.6%
Argan, Inc.	31,000	462,210
EMCOR Group, Inc.	33,242	1,409,128
Construction Materials - 0.1%
Headwaters, Inc. (D)	18,500	201,650
Consumer Finance - 1.4%
Asta Funding, Inc. (C)	4,200	40,320
Atlanticus Holdings Corp. (C) (D)	9,796	35,951
Ezcorp, Inc. - Class A (D)	67,410	1,435,833
First Cash Financial Services, Inc. (D)	24,700	1,440,998
Imperial Holdings, Inc. (C) (D)	22,600	91,530
Nelnet, Inc. - Class A	3,400	114,920
Portfolio Recovery Associates, Inc. (C) (D)	8,789	1,115,500
Containers & Packaging - 0.7%
Aptargroup, Inc. (C)	23,400	1,341,990
Greif, Inc. - Class A	18,200	975,884
Diversified Consumer Services - 1.8%
Ascent Capital Group, Inc. (C) (D)	10,200	759,288
Capella Education Co. (C) (D)	4,200	130,788
Coinstar, Inc. (C) (D)	31,900	1,863,598
Matthews International Corp. - Class A (C)	44,300	1,545,627
Steiner Leisure, Ltd. - Class A (D)	25,825	1,248,897
Diversified Financial Services - 0.7%
Gain Capital Holdings, Inc. - Class A (C)	12,700	56,642
PHH Corp. (D)	50,100	1,100,196
Prospect Capital Corp. (C)	107,900	1,177,189
Diversified Telecommunication Services - 0.4%
8x8, Inc. (C) (D)	119,380	817,753
IDT Corp. - Class B (C)	41,900	505,314
Electric Utilities - 1.3%
Cleco Corp.	4,000	188,120
El Paso Electric Co. (C)	31,700	1,066,705
NGP Capital Resources Co. (C)	7,100	50,481
Portland General Electric Co.	9,700	294,201
UNS Energy Corp. (C)	28,300	1,385,002
Westar Energy, Inc. (C)	28,800	955,584
Electrical Equipment - 2.8%
Acuity Brands, Inc. (C)	13,400	929,290
Belden, Inc. (C)	93,140	4,810,681
EnerSys, Inc. (C) (D)	35,830	1,633,131
First Solar, Inc. (C) (D)	42,700	1,151,192
Lihua International, Inc. (C) (D)	64,700	331,264
Electronic Equipment & Instruments - 2.0%
Agilysys, Inc. (C) (D)	48,900	486,066
Audience, Inc. (D)	2,200	33,550
Coherent, Inc. (C)	18,100	1,026,994
FEI Co. (C)	23,575	1,521,766
LoJack Corp. (C) (D)	33,600	104,832
MTS Systems Corp. (C)	22,600	1,314,190
ScanSource, Inc. (D)	31,500	888,930
SYNNEX Corp. (C) (D)	24,350	900,950
Energy Equipment & Services - 2.1%
Bristow Group, Inc. (C)	7,700	507,738
Dril-Quip, Inc. - Class A (C) (D)	21,025	1,832,749
Era Group, Inc. (D)	23,060	484,260
Exterran Holdings, Inc. (C) (D)	41,700	1,125,900
Helix Energy Solutions Group, Inc. - Class A (D)	56,195	1,285,742

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
Hercules Offshore, Inc. (D)	19,700	$146,174
SEACOR Holdings, Inc. (C)	16,860	1,242,245
T.G.C. Industries, Inc. (C)	10,800	106,920
Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc. (C)	22,900	1,335,070
PriceSmart, Inc. (C)	13,210	1,028,134
Food Products - 1.4%
Cal-Maine Foods, Inc. (C)	9,200	391,552
Darling International, Inc. (D)	74,317	1,334,733
Feihe International, Inc. (C) (D)	18,000	130,500
John B Sanfilippo & Son, Inc.	10,800	215,784
Lancaster Colony Corp. (C)	18,355	1,413,335
Post Holdings, Inc. (D)	20,000	858,600
Gas Utilities - 1.4%
Atmos Energy Corp.	30,600	1,306,314
Chesapeake Utilities Corp. (C)	8,900	436,545
Laclede Group, Inc. (C)	2,000	85,400
New Jersey Resources Corp. (C)	10,472	469,669
Southwest Gas Corp. (C)	28,100	1,333,626
WGL Holdings, Inc. (C)	18,100	798,210
Health Care Equipment & Supplies - 4.7%
DexCom, Inc. (C) (D)	55,485	927,709
Endologix, Inc. (C) (D)	102,610	1,657,152
Haemonetics Corp. (C) (D)	5,600	233,296
ICU Medical, Inc. - Class B (C) (D)	25,400	1,497,330
Insulet Corp. (C) (D)	71,948	1,860,575
NxStage Medical, Inc. (C) (D)	106,076	1,196,537
RTI Biologics, Inc. (C) (D)	405,783	1,598,785
Spectranetics Corp. (C) (D)	127,154	2,356,164
STERIS Corp. (C)	29,100	1,210,851
SurModics, Inc. (D)	3,800	103,550
Thoratec Corp. (D)	29,770	1,116,375
Wright Medical Group, Inc. (C) (D)	42,170	1,004,068
Health Care Providers & Services - 1.2%
Addus HomeCare Corp. (D)	20,700	273,033
Amsurg Corp. - Class A (D)	55,800	1,877,112
CardioNet, Inc. (D)	52,100	126,603
Corvel Corp. (C) (D)	20,700	1,024,443
Select Medical Holdings Corp.	47,900	431,100
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (C) (D)	29,000	394,110
HMS Holdings Corp. (C) (D)	21,705	589,291
Vocera Communications, Inc. - Class A (D)	41,710	959,330
Hotels, Restaurants & Leisure - 3.3%
BJ’s Restaurants, Inc. (C) (D)	36,380	1,210,727
Buffalo Wild Wings, Inc. (C) (D)	20,185	1,766,793
CEC Entertainment, Inc. (C)	49,400	1,617,850
Choice Hotels International, Inc. (C)	13,500	571,185
Marriott Vacations Worldwide Corp. (D)	27,800	1,192,898
Nathan’s Famous, Inc. (C) (D)	1,300	54,925
Papa John’s International, Inc. (C) (D)	30,210	1,867,582
Red Robin Gourmet Burgers, Inc. (C) (D)	11,200	510,720
Texas Roadhouse, Inc. - Class A (C)	77,405	1,562,807
Household Durables - 0.9%
CSS Industries, Inc.	9,400	244,118
Helen of Troy, Ltd. (D)	52,500	2,013,900
Hooker Furniture Corp. - Class A (C)	3,400	54,196
NACCO Industries, Inc. - Class A	7,400	394,864
Household Products - 0.3%
Harbinger Group, Inc. (C) (D)	122,100	1,008,546
Independent Power Producers & Energy Traders - 0.0% (E)
Genie Energy, Ltd. (C)	15,200	140,752

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.1%
Carlisle Cos., Inc.	29,940	$2,029,632
Raven Industries, Inc. (C)	46,385	1,559,000
Insurance - 3.6%
AMERISAFE, Inc. (C)	26,600	945,364
Assured Guaranty, Ltd. (C)	53,100	1,094,391
Crawford & Co. - Class B (C)	25,900	196,581
First American Financial Corp.	54,800	1,401,236
Fortegra Financial Corp. - Class A (C) (D)	5,800	50,808
Hilltop Holdings, Inc. (D)	78,300	1,056,267
Homeowners Choice, Inc. (C)	22,000	599,500
National Financial Partners Corp. (C) (D)	80,567	1,807,118
Phoenix Cos., Inc. (C) (D)	5,500	169,235
Platinum Underwriters Holdings, Ltd. (C)	18,500	1,032,485
Primerica, Inc.	47,100	1,543,938
Protective Life Corp. (C)	15,000	537,000
Stewart Information Services Corp. (C)	12,400	315,828
Symetra Financial Corp.	4,400	59,004
United Fire Group, Inc. (C)	18,900	481,383
Internet & Catalog Retail - 0.2%
PetMed Express, Inc. (C)	42,500	570,138
Internet Software & Services - 1.7%
AOL, Inc. (C) (D)	16,700	642,783
Bankrate, Inc. - Class A (C) (D)	65,765	785,234
comScore, Inc. (C) (D)	60,229	1,010,643
Digital River, Inc. (D)	12,700	179,578
j2 Global, Inc. (C)	38,905	1,525,465
Reis, Inc. (D)	2,900	45,066
Sohu.com, Inc. (D)	10,300	510,983
Web.com Group, Inc. (C) (D)	41,925	716,079
IT Services - 3.7%
Acxiom Corp. (D)	37,300	760,920
Convergys Corp. (C)	73,800	1,256,814
CoreLogic, Inc. (D)	21,800	563,748
DST Systems, Inc. (C)	7,400	527,398
Forrester Research, Inc. (C)	44,030	1,393,550
InterXion Holding NV (C) (D)	51,404	1,245,005
Lender Processing Services, Inc.	2,400	61,104
MAXIMUS, Inc. - Class A	40,298	3,222,631
Sykes Enterprises, Inc. (C) (D)	78,520	1,253,179
Virtusa Corp. (C) (D)	63,988	1,520,355
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. (C) (D)	21,960	959,652
Multimedia Games Holding Co., Inc. (D)	16,300	340,181
Nautilus, Inc. - Class A (D)	43,300	316,090
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (D)	58,000	2,567,660
Fluidigm Corp. (C) (D)	93,823	1,736,664
ICON PLC (C) (D)	60,500	1,953,545
Pacific Biosciences of California, Inc. (D)	61,000	151,890
Machinery - 4.6%
Albany International Corp. - Class A (C)	69,700	2,014,330
Briggs & Stratton Corp. (C)	43,260	1,072,848
CLARCOR, Inc. - Class A (C)	11,730	614,417
ESCO Technologies, Inc. (C)	69,793	2,851,742
FreightCar America, Inc. - Class A (C)	17,500	381,850
Kadant, Inc. (D)	21,000	525,000
LB Foster Co. - Class A	15,600	690,924
Lindsay Corp. (C)	1,700	149,906
Middleby Corp. (D)	10,300	1,567,145
Mueller Industries, Inc.	48,000	2,557,920
Oshkosh Corp. (D)	14,700	624,603
Terex Corp. (C) (D)	22,000	757,240
Wabtec Corp.	7,833	799,828

	Shares	Value
COMMON STOCKS (continued)
Marine - 0.6%
Kirby Corp. (C) (D)	25,900	$1,989,120
Media - 0.8%
Ballantyne Strong, Inc. (D)	28,200	119,286
Cinemark Holdings, Inc. (C)	58,217	1,713,909
Fisher Communications, Inc. (C)	900	35,316
Global Sources, Ltd. (C) (D)	7,100	53,676
Lakes Entertainment, Inc. (C) (D)	31,100	90,190
Nexstar Broadcasting Group, Inc. - Class A	3,000	54,000
Scholastic Corp. (C)	15,200	405,080
Metals & Mining - 0.3%
Commercial Metals Co. (C)	33,800	535,730
Golden Star Resources, Ltd. (C) (D)	37,500	60,000
Kaiser Aluminum Corp. (C)	500	32,325
RTI International Metals, Inc. (C) (D)	12,100	383,449
Multi-Utilities - 0.2%
PNM Resources, Inc.	28,400	661,436
Multiline Retail - 0.6%
Dillard’s, Inc. - Class A (C)	7,100	557,705
Fred’s, Inc. - Class A (C)	92,100	1,259,928
Office Electronics - 0.4%
Zebra Technologies Corp. - Class A (C) (D)	27,100	1,277,223
Oil, Gas & Consumable Fuels - 3.4%
CVR Energy, Inc.	15,400	794,948
Delek US Holdings, Inc. (C)	12,300	485,358
Energy XXI Bermuda, Ltd. (C)	60,255	1,640,141
EPL Oil & Gas, Inc. (D)	25,800	691,698
Gulfport Energy Corp. (C) (D)	24,050	1,102,211
Halcon Resources Corp. (C) (D)	52,188	406,545
Oasis Petroleum, Inc. (C) (D)	24,900	947,943
Penn Virginia Corp. (C)	35,200	142,208
Rentech, Inc. (C)	378,375	889,181
REX American Resources Corp. - Class A (C) (D)	19,900	440,188
Scorpio Tankers, Inc. (D)	198,900	1,774,188
Vaalco Energy, Inc. (C) (D)	54,800	415,932
W&T Offshore, Inc. (C)	21,100	299,620
Western Refining, Inc. (C)	16,200	573,642
Paper & Forest Products - 1.5%
Buckeye Technologies, Inc. (C)	35,195	1,054,090
Deltic Timber Corp. (C)	20,200	1,388,144
Louisiana-Pacific Corp. (D)	72,600	1,568,160
P.H. Glatfelter Co.	12,900	301,602
Resolute Forest Products (C) (D)	25,300	409,354
Pharmaceuticals - 1.2%
Auxilium Pharmaceuticals, Inc. (D)	72,015	1,244,419
Cumberland Pharmaceuticals, Inc. (C) (D)	39,800	198,204
Endocyte, Inc. (C) (D)	27,300	339,885
Salix Pharmaceuticals, Ltd. (D)	24,815	1,270,032
Santarus, Inc. (C) (D)	50,000	866,500
Professional Services - 0.4%
Barrett Business Services, Inc.	21,300	1,121,658
Resources Connection, Inc. (C)	5,600	71,120
Real Estate Investment Trusts - 4.9%
American Assets Trust, Inc.	19,200	614,592
Arbor Realty Trust, Inc. (C)	67,100	526,064
Campus Crest Communities, Inc.	88,600	1,231,540
Cedar Realty Trust, Inc. (C)	156,400	955,604
DiamondRock Hospitality Co. (C)	90,252	840,246
Extra Space Storage, Inc.	34,500	1,354,815
Kite Realty Group Trust (C)	46,000	310,040
Mack-Cali Realty Corp. (C)	26,100	746,721
Mission West Properties, Inc. (C) (F)	25,700	—

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Monmouth Real Estate Investment Corp. - Class A	74,600	$831,790
One Liberty Properties, Inc.	25,700	558,204
Parkway Properties, Inc.	62,400	1,157,520
Potlatch Corp. (C)	2,600	119,236
Ramco-Gershenson Properties Trust (C)	29,300	492,240
Redwood Trust, Inc.	61,100	1,416,298
Sabra Healthcare REIT, Inc. (C)	42,900	1,244,529
Sovran Self Storage, Inc.	20,200	1,302,698
STAG Industrial, Inc.	43,300	920,991
Summit Hotel Properties, Inc.	82,600	864,822
Road & Rail - 0.8%
Genesee & Wyoming, Inc. - Class A (C) (D)	7,200	670,392
Old Dominion Freight Line, Inc. (D)	47,392	1,810,374
Swift Transportation Co. - Class A (C) (D)	3,900	55,302
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc. (D)	8,100	148,230
EXAR Corp. (D)	7,700	80,850
FormFactor, Inc. - Class A (D)	121,300	570,110
Kulicke & Soffa Industries, Inc. (D)	26,100	301,716
MagnaChip Semiconductor Corp. (D)	32,000	553,920
Microsemi Corp. (C) (D)	65,095	1,508,251
Pericom Semiconductor Corp. (C) (D)	16,700	113,727
Power Integrations, Inc. (C)	18,860	818,713
Skyworks Solutions, Inc. (C) (D)	45,146	994,566
Supertex, Inc.	3,300	73,293
Tessera Technologies, Inc. (C)	19,400	363,750
Software - 3.1%
Aspen Technology, Inc. (D)	55,720	1,799,199
Blackbaud, Inc. (C)	52,170	1,545,797
Cadence Design Systems, Inc. (C) (D)	150,266	2,093,205
Manhattan Associates, Inc. (C) (D)	2,300	170,867
MICROS Systems, Inc. (C) (D)	22,356	1,017,422
PTC, Inc. (C) (D)	40,223	1,025,284
Rosetta Stone, Inc. (C) (D)	44,500	684,410
TeleNav, Inc. (C) (D)	8,500	54,825
Websense, Inc. (D)	96,900	1,453,500
Specialty Retail - 2.8%
Ascena Retail Group, Inc. - Class B (C) (D)	99,600	1,847,580
Brown Shoe Co., Inc. (C)	41,100	657,600
Build-A-Bear Workshop, Inc. (D)	33,400	180,026
Cato Corp. - Class A (C)	73,750	1,780,325
Chico’s FAS, Inc. (C)	94,196	1,582,493
Office Depot, Inc. (C) (D)	39,800	156,414
rue21 inc (C) (D)	45,935	1,350,029
Stage Stores, Inc. (C)	52,900	1,369,052
Textiles, Apparel & Luxury Goods - 1.4%
Iconix Brand Group, Inc. (C) (D)	51,900	1,342,653
Movado Group, Inc.	16,900	566,488
Skechers U.S.A., Inc. - Class A (D)	42,900	907,335
Vera Bradley, Inc. (C) (D)	60,632	1,432,734
Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc. (C) (D)	29,800	415,114
Flushing Financial Corp. - Class A (C)	51,010	864,109
Northwest Bancshares, Inc. (C)	121,200	1,538,028
Provident Financial Holdings, Inc. (C)	14,500	246,645
Pulaski Financial Corp. (C)	4,900	51,793
Security National Financial Corp. - Class A (C) (D)	22,900	164,422
Tree.com, Inc. (C)	13,100	242,219
Washington Federal, Inc.	9,400	164,500

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.2%
Universal Corp. (C)	11,900	$666,876
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc. (C)	33,035	1,486,575
GATX Corp. (C)	37,900	1,969,663
Water Utilities - 0.0% (E)
Consolidated Water Co., Ltd. (C)	6,700	66,330

Total Common Stocks (cost $240,039,996)		306,790,335

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	80,657,607	80,657,607

Total Securities Lending Collateral (cost $80,657,607)		80,657,607

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $7,269,146 on 04/01/2013. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 11/25/2038 - 08/15/2039, and with a total value of $7,417,971.	$7,269,121	7,269,121

Total Repurchase Agreement (cost $7,269,121)		7,269,121

Total Investment Securities (cost $328,156,627) (G)		394,906,966
Other Assets and Liabilities - Net		(80,064,808)

Net Assets		$314,842,158

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Index	Long	14	06/21/2013	$16,402

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	All or a portion of this security has been segregated by the custodian with the broker as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $189,916.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $78,703,578. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Non-income producing security.
(E)	Percentage rounds to less than 0.1%.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $0, or less than 0.01% of the portfolio’s net assets.
(G)	Aggregate cost for federal income tax purposes is $328,156,627. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $73,343,763 and $6,593,424, respectively. Net unrealized appreciation for tax purposes is $66,750,339.

VALUATION SUMMARY: (J)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Short-Term U.S. Government Obligation	$—	$189,903	$—	$189,903
Common Stocks
Aerospace & Defense	4,657,926	—	—	4,657,926
Air Freight & Logistics	2,890,588	—	—	2,890,588
Airlines	1,139,550	—	—	1,139,550
Auto Components	2,081,992	—	—	2,081,992
Beverages	826,776	—	—	826,776
Biotechnology	10,170,479	—	—	10,170,479
Building Products	1,955,363	—	—	1,955,363
Capital Markets	1,084,780	—	—	1,084,780
Chemicals	10,356,492	—	—	10,356,492
Commercial Banks	23,759,182	—	—	23,759,182
Commercial Services & Supplies	10,697,731	—	—	10,697,731
Communications Equipment	3,955,854	—	—	3,955,854
Computers & Peripherals	4,338,132	—	—	4,338,132
Construction & Engineering	1,871,338	—	—	1,871,338
Construction Materials	201,650	—	—	201,650
Consumer Finance	4,275,052	—	—	4,275,052
Containers & Packaging	2,317,874	—	—	2,317,874
Diversified Consumer Services	5,548,198	—	—	5,548,198
Diversified Financial Services	2,334,027	—	—	2,334,027
Diversified Telecommunication Services	1,323,067	—	—	1,323,067
Electric Utilities	3,940,093	—	—	3,940,093
Electrical Equipment	8,855,558	—	—	8,855,558
Electronic Equipment & Instruments	6,277,278	—	—	6,277,278
Energy Equipment & Services	6,731,728	—	—	6,731,728
Food & Staples Retailing	2,363,204	—	—	2,363,204
Food Products	4,344,504	—	—	4,344,504
Gas Utilities	4,429,764	—	—	4,429,764
Health Care Equipment & Supplies	14,762,392	—	—	14,762,392
Health Care Providers & Services	3,732,291	—	—	3,732,291
Health Care Technology	1,942,731	—	—	1,942,731

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

VALUATION SUMMARY: (J) (continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Hotels, Restaurants & Leisure	$10,355,487	$—	$—	$10,355,487
Household Durables	2,707,078	—	—	2,707,078
Household Products	1,008,546	—	—	1,008,546
Independent Power Producers & Energy Traders	140,752	—	—	140,752
Industrial Conglomerates	3,588,632	—	—	3,588,632
Insurance	11,290,138	—	—	11,290,138
Internet & Catalog Retail	570,138	—	—	570,138
Internet Software & Services	5,415,831	—	—	5,415,831
IT Services	11,804,704	—	—	11,804,704
Leisure Equipment & Products	1,615,923	—	—	1,615,923
Life Sciences Tools & Services	6,409,759	—	—	6,409,759
Machinery	14,607,753	—	—	14,607,753
Marine	1,989,120	—	—	1,989,120
Media	2,471,457	—	—	2,471,457
Metals & Mining	1,011,504	—	—	1,011,504
Multi-Utilities	661,436	—	—	661,436
Multiline Retail	1,817,633	—	—	1,817,633
Office Electronics	1,277,223	—	—	1,277,223
Oil, Gas & Consumable Fuels	10,603,803	—	—	10,603,803
Paper & Forest Products	4,721,350	—	—	4,721,350
Pharmaceuticals	3,919,040	—	—	3,919,040
Professional Services	1,192,778	—	—	1,192,778
Real Estate Investment Trusts	15,487,950	—	0	15,487,950
Road & Rail	2,536,068	—	—	2,536,068
Semiconductors & Semiconductor Equipment	5,527,126	—	—	5,527,126
Software	9,844,509	—	—	9,844,509
Specialty Retail	8,923,519	—	—	8,923,519
Textiles, Apparel & Luxury Goods	4,249,210	—	—	4,249,210
Thrifts & Mortgage Finance	3,686,830	—	—	3,686,830
Tobacco	666,876	—	—	666,876
Trading Companies & Distributors	3,456,238	—	—	3,456,238
Water Utilities	66,330	—	—	66,330
Securities Lending Collateral	80,657,607	—	—	80,657,607
Repurchase Agreement	—	7,269,121	—	7,269,121

Total Investment Securities	$387,447,942	$7,459,024	$0	$394,906,966

Other Financial Instruments in Assets
Futures Contracts (H)	$16,402	$—	$—	$16,402

Total Other Financial Instruments in Assets	$16,402	$—	$—	$16,402

Other Assets (I)
Cash	$76,695	$—	$—	$76,695

Total Other Assets	$76,695	$—	$—	$76,695

Other Liabilities (I)
Collateral for Securities on Loan	$—	$(80,657,607)	$—	$(80,657,607)

Total Other Liabilities	$—	$(80,657,607)	$—	$(80,657,607)

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

(H)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(I)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.
(J)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at December 31, 2012	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3 (K)	Transfers out of Level 3	Ending Balance at March 31, 2013 (L)	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at March 31, 2013
Common Stocks	$—	$—	$—	$—	$—	$—	$0	$—	$0	$—

(K)	Transferred into Level 3 because of unavailability of observable inputs.
(L)	Inputs used in the valuation of the Level 3 securities were not considered significant unobservable inputs.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 2.5%
Triumph Group, Inc.	20,820	$1,634,370
Air Freight & Logistics - 1.2%
Hub Group, Inc. - Class A (A) (B)	20,430	785,738
Chemicals - 1.7%
Kraton Performance Polymers, Inc. (A)	48,750	1,140,750
Commercial Banks - 10.7%
Bank of the Ozarks, Inc. (B)	30,283	1,343,051
Home Bancshares, Inc. (B)	26,134	984,468
PrivateBancorp, Inc. - Class A (B)	89,200	1,686,772
Signature Bank (A) (B)	13,990	1,101,852
SVB Financial Group (A) (B)	15,670	1,111,630
Texas Capital Bancshares, Inc. (A) (B)	19,180	775,831
Commercial Services & Supplies - 2.5%
Healthcare Services Group Inc. (B)	62,640	1,605,463
Communications Equipment - 1.8%
Ixia (A) (B)	29,440	637,081
Procera Networks, Inc. (A) (B)	47,502	564,799
Diversified Consumer Services - 1.3%
Coinstar, Inc. (A) (B)	14,100	823,722
Diversified Financial Services - 0.9%
MarketAxess Holdings, Inc. (B)	15,960	595,308
Electrical Equipment - 1.9%
EnerSys, Inc. (A) (B)	26,690	1,216,530
Electronic Equipment & Instruments - 0.9%
InvenSense, Inc. - Class A (A) (B)	55,690	594,769
Energy Equipment & Services - 1.3%
Pacific Drilling SA (A) (B)	85,599	864,550
Food Products - 2.5%
Annie’s, Inc. (A) (B)	16,170	618,664
TreeHouse Foods, Inc. (A)	15,810	1,030,022
Health Care Equipment & Supplies - 0.2%
Cantel Medical Corp.	3,868	116,272
Health Care Providers & Services - 5.3%
Air Methods Corp. (B)	49,606	2,392,994
Centene Corp. (A) (B)	24,600	1,083,384
Health Care Technology - 7.8%
athenahealth, Inc. (A) (B)	15,840	1,537,114
HMS Holdings Corp. (A) (B)	35,960	976,314
Medidata Solutions, Inc. (A) (B)	30,830	1,787,523
Vocera Communications, Inc. - Class A (A)	35,160	808,680
Hotels, Restaurants & Leisure - 3.1%
Buffalo Wild Wings, Inc. (A) (B)	7,580	663,477
Red Robin Gourmet Burgers, Inc. (A) (B)	14,065	641,364
Sonic Corp. (A) (B)	56,310	725,273
Household Durables - 2.1%
Meritage Homes Corp. (A)	29,630	1,388,462
Insurance - 1.4%
Hilltop Holdings, Inc. (A)	65,360	881,706
Internet Software & Services - 3.4%
LivePerson, Inc. (A) (B)	84,799	1,151,570
SPS Commerce, Inc. (A) (B)	24,897	1,062,355
IT Services - 1.9%
MAXIMUS, Inc. - Class A	15,880	1,269,924
Life Sciences Tools & Services - 2.3%
PAREXEL International Corp. (A) (B)	37,700	1,489,527
Machinery - 4.5%
Chart Industries, Inc. (A) (B)	10,040	803,300
Wabtec Corp.	21,080	2,152,479

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels - 4.9%
Approach Resources, Inc. (A) (B)	44,120	$1,085,793
Callon Petroleum Co. (A) (B)	62,907	232,756
Gulfport Energy Corp. (A) (B)	41,400	1,897,362
Personal Products - 2.8%
Inter Parfums, Inc.	28,990	708,226
Prestige Brands Holdings, Inc. (A)	43,530	1,118,285
Pharmaceuticals - 2.4%
Akorn, Inc. - Class A (A) (B)	111,240	1,538,449
Professional Services - 3.5%
Advisory Board Co. (A)	43,500	2,284,620
Semiconductors & Semiconductor Equipment - 2.4%
Applied Micro Circuits Corp. (A) (B)	122,150	906,353
Inphi Corp. (A) (B)	61,090	638,391
Software - 7.1%
AVG Technologies NV (A) (B)	58,127	809,128
QLIK Technologies, Inc. (A) (B)	42,010	1,085,118
Sourcefire, Inc. (A) (B)	11,600	687,068
Synchronoss Technologies, Inc. (A) (B)	65,490	2,032,155
Specialty Retail - 7.6%
Asbury Automotive Group, Inc. (A)	33,784	1,239,535
Express, Inc. (A)	36,190	644,544
Francesca’s Holdings Corp. (A) (B)	23,910	685,261
Group 1 Automotive, Inc. (B)	15,630	938,894
Pier 1 Imports, Inc. (B)	64,067	1,473,541
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (A) (B)	12,086	673,069
Steven Madden, Ltd. - Class B (A) (B)	18,490	797,659
Trading Companies & Distributors - 1.9%
Beacon Roofing Supply, Inc. (A) (B)	32,520	1,257,223

Total Common Stocks (cost $55,690,591)		62,780,518

WARRANT - 0.0% (C)
Oil, Gas & Consumable Fuels - 0.0% (C)
Magnum Hunter Resources Corp. (A) (B)
Expiration: 10/14/2013
Exercise Price: $10.50	10,091	1,312

Total Warrant (cost $ - )		1,312

SECURITIES LENDING COLLATERAL - 25.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (D)	16,766,973	16,766,973

Total Securities Lending Collateral (cost $16,766,973)		16,766,973

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
State Street Bank & Trust Co. 0.03% (D), dated 03/28/2013, to be repurchased at $2,189,511 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 11/25/2038, and with a value of $2,234,049.	$2,189,504	2,189,504

Total Repurchase Agreement (cost $2,189,504)		2,189,504

Total Investment Securities (cost $74,647,068) (E)		81,738,307
Other Assets and Liabilities - Net		(16,377,435)

Net Assets		$65,360,872

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan. The value of all securities on loan is $16,359,223. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1%.
(D)	Rate shown reflects the yield at March 31, 2013.
(E)	Aggregate cost for federal income tax purposes is $74,647,068. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $8,300,639 and $1,209,400, respectively. Net unrealized appreciation for tax purposes is $7,091,239.

VALUATION SUMMARY: (F)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Common Stocks	$62,780,518	$—	$—	$62,780,518
Warrant	1,312	—	—	1,312
Securities Lending Collateral	16,766,973	—	—	16,766,973
Repurchase Agreement	—	2,189,504	—	2,189,504

Total Investment Securities	$79,548,803	$2,189,504	$—	$81,738,307

Other Assets (G)
Cash	$892	$—	$—	$892

Total Other Assets	$892	$—	$—	$892

Other Liabilities (G)
Collateral for Securities on Loan	$—	$(16,766,973)	$—	$(16,766,973)

Total Other Liabilities	$—	$(16,766,973)	$—	$(16,766,973)

(F)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2013

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 1.5%
Germany - 1.5%
Volkswagen AG, 1.96% (A)	47,550	$9,447,561

Total Convertible Preferred Stock (cost $4,400,773)		9,447,561

COMMON STOCKS - 96.5%
Brazil - 3.7%
Embraer SA - ADR (B)	215,600	7,690,452
Itau Unibanco Holding SA - ADR	534,770	9,518,906
Natura Cosmeticos SA	240,664	5,880,979
Canada - 3.2%
Canadian National Railway Co. (C)	67,119	6,745,927
Cenovus Energy, Inc.	180,688	5,595,752
Teck Resources, Ltd. - Class B (C)	256,200	7,212,994
China - 1.3%
Baidu, Inc. - ADR (B)	91,228	8,000,696
Denmark - 2.5%
Novo Nordisk A/S - Class B	95,948	15,465,100
France - 7.5%
Air Liquide SA - Class A	97,793	11,881,245
Cie Generale des Etablissements Michelin - Class B	92,121	7,705,071
LVMH Moet Hennessy Louis Vuitton SA	87,843	15,077,357
Publicis Groupe SA	172,754	11,583,780
Germany - 10.5%
Adidas AG	130,753	13,566,016
Allianz SE - Class A	51,905	7,049,327
Deutsche Bank AG	226,862	8,844,780
Fresenius Medical Care AG & Co., KGaA	179,493	12,113,883
SAP AG	154,571	12,383,560
Siemens AG - Class A	102,157	11,003,731
Hong Kong - 11.4%
AIA Group, Ltd.	2,603,536	11,369,959
China Merchants Bank Co., Ltd. - Class H	1,314,314	2,783,534
CNOOC, Ltd.	5,555,627	10,663,872
Hong Kong Exchanges and Clearing, Ltd.	658,021	11,214,894
HSBC Holdings PLC	1,205,973	12,739,343
Industrial & Commercial Bank of China, Ltd. - Class H	16,840,593	11,801,898
Sinopharm Group Co., Ltd. - Class H (C)	1,937,130	6,238,704
Tencent Holdings, Ltd. (C)	125,385	3,986,450
Israel - 0.3%
Teva Pharmaceutical Industries, Ltd. - ADR	54,568	2,165,258
Italy - 1.0%
Saipem SpA	202,597	6,230,182
Japan - 11.0%
Bridgestone Corp.	196,614	6,579,212
FANUC Corp.	41,510	6,345,450
KDDI Corp. (C)	135,936	5,667,911
Komatsu, Ltd. (C)	412,287	9,779,963
Kubota Corp. (C)	199,530	2,878,438
Mitsubishi UFJ Financial Group, Inc. (C)	2,887,798	17,301,939
Osaka Securities Exchange Co., Ltd. (C)	19,183	1,776,977
Softbank Corp.	67,040	3,076,569
Toyota Motor Corp.	286,457	14,682,690
Korea, Republic of - 1.4%
Samsung Electronics Co., Ltd.	6,569	8,915,324
Mexico - 1.6%
Wal-Mart de Mexico SAB de CV - Series V (C)	3,024,400	9,867,936

	Shares	Value
COMMON STOCKS (continued)
Netherlands - 1.3%
ASML Holding NV	115,991	$7,801,405
Spain - 0.3%
Amadeus IT Holding SA - Class A	70,907	1,915,553
Sweden - 1.5%
Hennes & Mauritz AB - Class B	260,871	9,327,473
Switzerland - 8.3%
Julius Baer Group, Ltd. (B)	175,654	6,829,652
Nestle SA	93,254	6,743,797
Novartis AG	184,471	13,107,099
Roche Holding AG	54,699	12,734,098
Swatch Group AG	5,967	3,469,698
Syngenta AG	20,550	8,572,422
United Kingdom - 18.1%
ARM Holdings PLC	413,481	5,786,308
British American Tobacco PLC	184,144	9,868,459
Burberry Group PLC	299,368	6,045,284
Carnival PLC - Class A	224,878	7,872,556
Kingfisher PLC	2,218,733	9,702,467
Pearson PLC	343,637	6,182,127
Reckitt Benckiser Group PLC - Class A	208,144	14,921,352
Rolls-Royce Holdings PLC	542,640	9,317,010
Royal Bank of Scotland Group PLC (B)	982,813	4,114,138
SABMiller PLC	170,326	8,964,894
Standard Chartered PLC	501,568	12,982,499
Tullow Oil PLC	256,043	4,789,137
Vodafone Group PLC	1,757,166	4,982,081
WPP PLC - Class A	389,030	6,200,760
United States - 11.6%
Accenture PLC - Class A	125,909	9,565,307
Check Point Software Technologies, Ltd. - Class A (B) (C)	106,635	5,010,779
Covidien PLC	85,746	5,817,009
Lululemon Athletica, Inc. (B) (C)	135,989	8,478,914
MercadoLibre, Inc. (C)	35,700	3,447,192
Potash Corp. of Saskatchewan, Inc.	221,000	8,674,250
Schlumberger, Ltd.	178,260	13,349,891
Yandex NV - Class A (B)	232,149	5,367,285
Yum! Brands, Inc. (C)	163,810	11,784,491

Total Common Stocks (cost $472,320,771)		597,111,446

SECURITIES LENDING COLLATERAL - 8.0%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% (A)	49,190,018	49,190,018

Total Securities Lending Collateral (cost $49,190,018)		49,190,018

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% (A), dated 03/28/2013, to be repurchased at $8,743,003 on 04/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2038, and with a value of $8,917,935.	$8,742,974	8,742,974

Total Repurchase Agreement (cost $8,742,974)		8,742,974

Total Investment Securities (cost $534,654,536) (D)		664,491,999
Other Assets and Liabilities - Net		(45,555,727)

Net Assets		$618,936,272

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
EUR	SSB	(30,714,600)	04/30/2013	$(39,433,553)	$54,341
EUR	SSB	9,514,700	05/08/2013	12,560,974	(361,408)
EUR	SSB	(9,514,700)	05/08/2013	(12,205,267)	5,701
JPY	SSB	(1,222,060,800)	04/05/2013	(13,183,747)	201,322
JPY	SSB	(2,009,079,000)	07/08/2013	(22,930,661)	1,572,792
JPY	SSB	(689,513,900)	07/08/2013	(7,187,303)	(142,696)

					$1,330,052

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) pledged as of March 31, 2013:

Counterparty	Total Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
SSB	$1,330,052	$—	$1,330,052

(1)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY INDUSTRY:	Percentage of Total Investment Securities	Value
Commercial Banks	10.7%	$71,242,257
Textiles, Apparel & Luxury Goods	7.0	46,637,269
Pharmaceuticals	6.5	43,471,555
Chemicals	4.4	29,127,917
Automobiles	3.6	24,130,251
Media	3.6	23,966,667
Semiconductors & Semiconductor Equipment	3.4	22,503,037
Oil, Gas & Consumable Fuels	3.2	21,048,761
Internet Software & Services	3.1	20,801,623
Hotels, Restaurants & Leisure	3.0	19,657,047
Energy Equipment & Services	2.9	19,580,073
Specialty Retail	2.9	19,029,940
Machinery	2.9	19,003,851
Insurance	2.8	18,419,286
Health Care Providers & Services	2.8	18,352,587
Software	2.6	17,394,339
Aerospace & Defense	2.6	17,007,462
Capital Markets	2.4	15,674,432
Household Products	2.2	14,921,352
Auto Components	2.1	14,284,283
Wireless Telecommunication Services	2.1	13,726,561
Diversified Financial Services	1.9	12,991,871
IT Services	1.7	11,480,860
Industrial Conglomerates	1.7	11,003,731
Tobacco	1.5	9,868,459
Food & Staples Retailing	1.5	9,867,936
Beverages	1.3	8,964,894
Metals & Mining	1.1	7,212,994
Road & Rail	1.0	6,745,927
Food Products	1.0	6,743,797
Personal Products	0.9	5,880,979
Health Care Equipment & Supplies	0.9	5,817,009

Investment Securities, at Value	91.3	606,559,007
Short-Term Investments	8.7	57,932,992

Total Investments	100.0%	$664,491,999

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2013

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate shown reflects the yield at March 31, 2013.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $47,388,167. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Aggregate cost for federal income tax purposes is $534,654,536. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $141,672,474 and $11,835,011, respectively. Net unrealized appreciation for tax purposes is $129,837,463.

DEFINITIONS:

ADR	American Depositary Receipt
OTC	Over the Counter
SSB	State Street Bank & Trust Co.

CURRENCY ABBREVIATIONS:

EUR	Euro
JPY	Japanese Yen

VALUATION SUMMARY: (E)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at March 31, 2013
Investment Securities
Convertible Preferred Stock	$—	$9,447,561	$—	$9,447,561
Common Stocks	134,174,018	462,937,428	—	597,111,446
Securities Lending Collateral	49,190,018	—	—	49,190,018
Repurchase Agreement	—	8,742,974	—	8,742,974

Total Investment Securities	$183,364,036	$481,127,963	$—	$664,491,999

Other Financial Instruments in Assets
Forward Foreign Currency Contracts (F)	$—	$1,834,156	$—	$1,834,156

Total Other Financial Instruments in Assets	$—	$1,834,156	$—	$1,834,156

Other Financial Instruments in Liabilities
Forward Foreign Currency Contracts (F)	$—	$(504,104)	$—	$(504,104)

Total Other Financial Instruments in Liabilities	$—	$(504,104)	$—	$(504,104)

Other Assets (G)
Foreign Currency	$75,261	$—	$—	$75,261

Total Other Assets	$75,261	$—	$—	$75,261

Other Liabilities (G)
Cash	$—	$(399,599)	$—	$(399,599)
Collateral for Securities on Loan	—	(49,190,018)	—	(49,190,018)
Foreign Currency	—	(137,733)	—	(137,733)

Total Other Liabilities	$—	$(49,727,350)	$—	$(49,727,350)

(E)	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2013. See the notes to the schedule of investments for more information regarding pricing inputs and valuation techniques.
(F)	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
(G)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes are an integral part of this report. Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Notes to Schedules of Investments

At March 31, 2013

(unaudited)

Transamerica Partners Portfolios (each a “Portfolio” and collectively, the “Portfolios”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The Transamerica Asset Management family of mutual funds is a significant shareholder of the Navigator as of March 31, 2013. No individual portfolio has a significant holding in the Navigator.

The value of loaned securities and related collateral outstanding at March 31, 2013 are shown in the Schedules of Investments.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at March 31, 2013 are listed in the Schedules of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When a Portfolio writes a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

Option contracts (continued):

The underlying face amounts of open option contracts at March 31, 2013 are listed in the Schedules of Investments.

Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at March 31, 2013 are listed in the Schedules of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Certain Portfolios may enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market, or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral.

Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if the interest rates rise. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral.

The open swap agreements at March 31, 2013 are listed in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Portfolio, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

Open short sale transactions at March 31, 2013 are included in the Schedules of Investments.

Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers, and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, becomes a part lender. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios has direct recourse again the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at March 31, 2013.

Structured notes: Certain Portfolios invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. Investments in structured notes involves the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Structured notes may be less liquid than other types of securities and more volatile than their underlying reference instruments. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

When-Issued, forward delivery securities and Delayed Delivery Settlements: The Portfolio may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-Delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into which may result in a realized gain or loss. When the Portfolio sells a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses on the security.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at March 31, 2013 are listed in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated or otherwise restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2013 are listed in the Schedules of Investments.

Real estate investment trust (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economical conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

Security valuations (continued):

The Portfolios’ Board of Trustees has delegated the responsibility for valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM has formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Trustees. These policies and procedures are reviewed at least annually by the Board of Trustees. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine that fair value of the security. An income-based valuation approach may also be used in which that anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

For assets and liabilities for which significant unobservable inputs (Level 3), GAAP requires a reconciliation of the beginning to the ending balances for reported market values that presents changes attributed to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Investment companies are valued at the net asset value (“NAV”) of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange-Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which their primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations are generally categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2013

(unaudited)

Fair value measurements (continued):

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, option, and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2013 are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	March 31, 2013 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments March 31, 2013 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense – 2.3%
The Boeing Co.	89,525	$7,685,721
General Dynamics Corp.	43,696	3,081,005
Honeywell International, Inc.	103,106	7,769,037
L-3 Communications Holdings, Inc.	11,853	959,145
Lockheed Martin Corp.	35,229	3,400,303
Northrop Grumman Corp.	31,228	2,190,644
Precision Castparts Corp.	19,263	3,652,650
Raytheon Co.	42,841	2,518,622
Rockwell Collins, Inc.	18,000	1,136,160
Textron, Inc.(a)	35,792	1,066,960
United Technologies Corp.	110,940	10,365,124

		43,825,371

Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.(a)	21,183	1,259,541
Expeditors International of Washington, Inc.	27,221	972,062
FedEx Corp.	38,467	3,777,460
United Parcel Service, Inc., Class B	94,069	8,080,527

		14,089,590

Airlines – 0.1%
Southwest Airlines Co.	95,955	1,293,473

Auto Components – 0.3%
BorgWarner, Inc.(b)	15,240	1,178,662
Delphi Automotive Plc	38,578	1,712,863
The Goodyear Tire & Rubber Co.(b)	32,127	405,121
Johnson Controls, Inc.(a)	90,003	3,156,405

		6,453,051

Automobiles – 0.4%
Ford Motor Co.	515,957	6,784,834
Harley-Davidson, Inc.(a)	29,719	1,584,023

		8,368,857

Beverages – 2.3%
Beam, Inc.	21,077	1,339,233
Brown-Forman Corp., Class B(a)	19,925	1,422,645
The Coca-Cola Co.	504,315	20,394,499
Coca-Cola Enterprises, Inc.	34,581	1,276,730
Constellation Brands, Inc., Class A(b)	20,031	954,277
Dr. Pepper Snapple Group, Inc.	26,837	1,259,997
Molson Coors Brewing Co., Class B	20,512	1,003,652
Monster Beverage Corp.(b)	18,992	906,678
PepsiCo, Inc.	202,964	16,056,482

		44,614,193

Biotechnology – 1.8%
Alexion Pharmaceuticals, Inc.(b)	25,672	2,365,418
Amgen, Inc.	98,490	10,096,210
Biogen Idec, Inc.(b)	31,085	5,996,607
Celgene Corp.(b)	55,110	6,387,800
Gilead Sciences, Inc.(b)	200,272	9,799,309

		34,645,344

Building Products – 0.1%
Masco Corp.(a)	46,895	949,624

Capital Markets – 2.0%
Ameriprise Financial, Inc.(a)	26,798	1,973,673
The Bank of New York Mellon Corp.	153,146	4,286,556
BlackRock, Inc. (c)	16,544	4,249,823
The Charles Schwab Corp.	144,543	2,556,966
E*Trade Financial Corp.(b)	33,617	360,038
Franklin Resources, Inc.(a)	18,168	2,739,916
The Goldman Sachs Group, Inc.	57,584	8,473,485
Invesco Ltd.	58,083	1,682,084
Legg Mason, Inc.(a)	15,164	487,522
Morgan Stanley	180,713	3,972,072
Northern Trust Corp.(a)	28,648	1,563,035
State Street Corp.	60,144	3,553,909
T. Rowe Price Group, Inc.	34,063	2,550,297

		38,449,376

Chemicals – 2.3%
Air Products & Chemicals, Inc.	27,339	2,381,774
Airgas, Inc.(a)	9,009	893,332
CF Industries Holdings, Inc.	8,285	1,577,215
The Dow Chemical Co.(a)	158,422	5,044,156
E.I. du Pont de Nemours & Co.	122,900	6,041,764
Eastman Chemical Co.	20,241	1,414,239
Ecolab, Inc.(a)	34,912	2,799,244
FMC Corp.	18,096	1,032,015
International Flavors & Fragrances, Inc.(a)	10,697	820,139
LyondellBasell Industries NV, Class A	49,939	3,160,639
Monsanto Co.	70,485	7,445,331
The Mosaic Co.	36,387	2,169,029
PPG Industries, Inc.	18,787	2,516,331
Praxair, Inc.(a)	39,008	4,350,952
The Sherwin-Williams Co.	11,286	1,906,093
Sigma-Aldrich Corp.(a)	15,804	1,227,655

		44,779,908

Commercial Banks – 2.7%
BB&T Corp.	92,040	2,889,136
Comerica, Inc.(a)	24,746	889,619
Fifth Third Bancorp	115,281	1,880,233
First Horizon National Corp.(a)	32,056	342,358
Huntington Bancshares, Inc.	111,052	820,674
KeyCorp	121,751	1,212,640
M&T Bank Corp.(a)	16,079	1,658,710
The PNC Financial Services Group, Inc. (c)	69,508	4,622,282
Regions Financial Corp.	185,828	1,521,931
SunTrust Banks, Inc.	70,871	2,041,793
US Bancorp	245,217	8,320,213
Wells Fargo & Co.	644,897	23,854,740
Zions Bancorporation(a)	24,132	603,059

		50,657,388

1	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies – 0.6%
The ADT Corp.	30,559	$1,495,558
Avery Dennison Corp.	13,127	565,380
Cintas Corp.	13,833	610,450
Iron Mountain, Inc.(a)	21,985	798,275
Pitney Bowes, Inc.(a)	26,420	392,601
Republic Services, Inc.(a)	39,214	1,294,062
Stericycle, Inc.(b)	11,316	1,201,533
Tyco International Ltd.	61,279	1,960,928
Waste Management, Inc.(a)	57,504	2,254,732

		10,573,519

Communications Equipment – 1.9%
Cisco Systems, Inc.	701,458	14,667,487
F5 Networks, Inc.(b)	10,347	921,711
Harris Corp.(a)	14,867	688,937
JDS Uniphase Corp.(b)	30,917	413,360
Juniper Networks, Inc.(b)	67,728	1,255,677
Motorola Solutions, Inc.(a)	36,343	2,327,042
QUALCOMM, Inc.	226,032	15,132,842

		35,407,056

Computers & Peripherals – 4.0%
Apple, Inc.	123,546	54,685,166
Dell, Inc.	192,070	2,752,363
EMC Corp.(b)	276,830	6,613,469
Hewlett-Packard Co.	257,007	6,127,047
NetApp, Inc.(b)	47,387	1,618,740
SanDisk Corp.(b)	31,820	1,750,100
Seagate Technology Plc	42,078	1,538,372
Western Digital Corp.	28,537	1,434,840

		76,520,097

Construction & Engineering – 0.2%
Fluor Corp.(a)	21,412	1,420,258
Jacobs Engineering Group, Inc.(b)	17,145	964,235
Quanta Services, Inc.(b)	28,020	800,811

		3,185,304

Construction Materials – 0.1%
Vulcan Materials Co.(a)	17,085	883,294

Consumer Finance – 0.9%
American Express Co.(a)	126,472	8,531,801
Capital One Financial Corp.	76,585	4,208,346
Discover Financial Services	65,224	2,924,644
SLM Corp.(a)	59,746	1,223,598

		16,888,389

Containers & Packaging – 0.1%
Ball Corp.	19,705	937,564
Bemis Co.(a)	13,527	545,950
Owens-Illinois, Inc.(b)	21,587	575,294
Sealed Air Corp.	25,650	618,421

		2,677,229

Distributors – 0.1%
Genuine Parts Co.(a)	20,376	1,589,328

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)(b)	13,092	227,670
H&R Block, Inc.	35,603	1,047,440

		1,275,110

Diversified Financial Services – 3.5%
Bank of America Corp.	1,423,493	17,338,145
Citigroup, Inc.	399,775	17,686,046
CME Group, Inc.	40,360	2,477,701
IntercontinentalExchange, Inc.(b)	9,560	1,558,949
JPMorgan Chase & Co.	503,543	23,898,151
Leucadia National Corp.	38,459	1,054,930
Moody’s Corp.	25,513	1,360,353
The NASDAQ OMX Group, Inc.(a)	15,543	502,039
NYSE Euronext	31,963	1,235,050

		67,111,364

Diversified Telecommunication Services – 2.6%
AT&T, Inc.	722,564	26,510,873
CenturyLink, Inc.(a)	82,307	2,891,445
Frontier Communications Corp.(a)	130,617	519,856
Verizon Communications, Inc.(a)	376,030	18,481,874
Windstream Corp.(a)	77,570	616,682

		49,020,730

Electric Utilities – 1.9%
American Electric Power Co., Inc.	63,875	3,106,241
Duke Energy Corp.(a)	92,694	6,728,658
Edison International	42,845	2,155,961
Entergy Corp.(a)	23,415	1,480,765
Exelon Corp.	112,459	3,877,586
FirstEnergy Corp.	54,998	2,320,916
NextEra Energy, Inc.	55,752	4,330,815
Northeast Utilities, Inc.	41,332	1,796,289
Pepco Holdings, Inc.	30,140	644,996
Pinnacle West Capital Corp.	14,397	833,442
PPL Corp.(a)	76,649	2,399,880
The Southern Co.(a)	114,372	5,366,334
Xcel Energy, Inc.	64,206	1,906,918

		36,948,801

Electrical Equipment – 0.6%
Eaton Corp. Plc	61,964	3,795,295
Emerson Electric Co.(a)	95,010	5,308,209
Rockwell Automation, Inc.	18,382	1,587,286
Roper Industries, Inc.(a)	13,002	1,655,284

		12,346,074

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A(a)	21,023	1,569,367
Corning, Inc.	193,989	2,585,873
Flir Systems, Inc.(a)	19,150	498,092
Jabil Circuit, Inc.	24,337	449,748
Molex, Inc.(a)	18,247	534,272
TE Connectivity Ltd.(a)	55,340	2,320,406

		7,957,758

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	2

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	58,104	$2,696,607
Cameron International Corp.(b)	32,593	2,125,064
Diamond Offshore Drilling, Inc.(a)	9,167	637,656
Ensco Plc, Class A(a)	30,565	1,833,900
FMC Technologies, Inc.(b)	31,231	1,698,654
Halliburton Co.	122,570	4,953,054
Helmerich & Payne, Inc.	13,965	847,675
Nabors Industries Ltd.	38,308	621,356
National Oilwell Varco, Inc.	56,116	3,970,207
Noble Corp.	33,220	1,267,343
Rowan Cos. Plc, Class A(b)	16,267	575,201
Schlumberger Ltd.	174,740	13,086,279

		34,312,996

Food & Staples Retailing – 2.3%
Costco Wholesale Corp.	57,305	6,080,634
CVS Caremark Corp.	162,021	8,909,535
The Kroger Co.	68,175	2,259,319
Safeway, Inc.	31,467	829,155
Sysco Corp.(a)	77,047	2,709,743
Wal-Mart Stores, Inc.	220,046	16,466,042
Walgreen Co.	113,128	5,393,943
Whole Foods Market, Inc.	22,670	1,966,623

		44,614,994

Food Products – 1.8%
Archer-Daniels-Midland Co.	86,617	2,921,591
Campbell Soup Co.(a)	23,526	1,067,139
ConAgra Foods, Inc.	54,420	1,948,780
Dean Foods Co.(b)	24,517	444,493
General Mills, Inc.	85,048	4,193,717
H.J. Heinz Co.	42,172	3,047,771
The Hershey Co.(a)	19,741	1,727,930
Hormel Foods Corp.(a)	17,695	731,157
The J.M. Smucker Co.	14,132	1,401,329
Kellogg Co.	32,836	2,115,624
Kraft Foods Group, Inc.	77,938	4,016,145
McCormick & Co., Inc.(a)	17,442	1,282,859
Mead Johnson Nutrition Co.	26,646	2,063,733
Mondelez International, Inc., Class A	233,926	7,160,475
Tyson Foods, Inc., Class A(a)	37,399	928,243

		35,050,986

Gas Utilities – 0.1%
AGL Resources, Inc.	15,467	648,841
ONEOK, Inc.(a)	26,953	1,284,849

		1,933,690

Health Care Equipment & Supplies – 1.7%
Baxter International, Inc.	71,855	5,219,547
Becton Dickinson & Co.(a)	25,541	2,441,975
Boston Scientific Corp.(b)	178,860	1,396,897
C.R. Bard, Inc.	10,012	1,009,009
CareFusion Corp.(b)	29,255	1,023,632
Covidien Plc	62,122	4,214,356
DENTSPLY International, Inc.(a)	18,770	796,223
Edwards Lifesciences Corp.(b)	15,035	1,235,276
Intuitive Surgical, Inc.(b)	5,278	2,592,501
Medtronic, Inc.(a)	133,038	6,247,465
St. Jude Medical, Inc.(a)	37,222	1,505,258
Stryker Corp.(a)	38,032	2,481,208
Varian Medical Systems, Inc.(b)	14,380	1,035,360
Zimmer Holdings, Inc.(a)	22,308	1,678,008

		32,876,715

Health Care Providers & Services – 1.8%
Aetna, Inc.(a)	43,193	2,208,026
AmerisourceBergen Corp.(a)	30,324	1,560,170
Cardinal Health, Inc.	44,823	1,865,533
Cigna Corp.(a)	37,616	2,346,110
Coventry Health Care, Inc.	17,644	829,797
DaVita HealthCare Partners, Inc.(b)	11,095	1,315,756
Express Scripts Holding Co.(b)	107,669	6,207,118
Humana, Inc.	20,784	1,436,382
Laboratory Corp. of America Holdings(b)	12,271	1,106,844
McKesson Corp.	30,659	3,309,946
Patterson Cos., Inc.(a)	10,994	418,212
Quest Diagnostics, Inc.(a)	20,785	1,173,313
Tenet Healthcare Corp.(b)	13,766	654,986
UnitedHealth Group, Inc.	134,826	7,713,396
WellPoint, Inc.	39,985	2,648,207

		34,793,796

Health Care Technology – 0.1%
Cerner Corp.(b)	19,247	1,823,653

Hotels, Restaurants & Leisure – 1.7%
Carnival Corp.	58,513	2,006,996
Chipotle Mexican Grill, Inc.(b)	4,090	1,332,808
Darden Restaurants, Inc.(a)	16,998	878,457
International Game Technology(a)	35,015	577,748
Marriott International, Inc., Class A	32,104	1,355,752
McDonald’s Corp.	131,923	13,151,404
Starbucks Corp.	98,565	5,614,262
Starwood Hotels & Resorts Worldwide, Inc.	25,519	1,626,326
Wyndham Worldwide Corp.	18,009	1,161,220
Wynn Resorts Ltd.(a)	10,488	1,312,678
Yum! Brands, Inc.	59,286	4,265,035

		33,282,686

Household Durables – 0.3%
D.R. Horton, Inc.(a)	36,810	894,483
Garmin Ltd.(a)	14,415	476,272
Harman International Industries, Inc.(a)	8,924	398,278
Leggett & Platt, Inc.(a)	18,752	633,443
Lennar Corp., Class A(a)	21,697	899,991
Newell Rubbermaid, Inc.(a)	37,613	981,699
PulteGroup, Inc.(b)	44,766	906,064

3	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables (concluded)
Whirlpool Corp.	10,325	$1,223,099

		6,413,329

Household Products – 2.1%
The Clorox Co.(a)	17,218	1,524,309
Colgate-Palmolive Co.	57,859	6,829,098
Kimberly-Clark Corp.(a)	51,020	4,998,940
The Procter & Gamble Co.	359,379	27,693,746

		41,046,093

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.	81,305	1,022,004
NRG Energy, Inc.	42,564	1,127,520

		2,149,524

Industrial Conglomerates – 2.4%
3M Co.(a)	83,518	8,878,799
Danaher Corp.	76,325	4,743,599
General Electric Co.	1,368,144	31,631,489

		45,253,887

Insurance – 4.0%
ACE Ltd.	44,631	3,970,820
Aflac, Inc.	61,471	3,197,721
The Allstate Corp.	62,858	3,084,442
American International Group, Inc.(b)	194,207	7,539,116
Aon Plc	41,026	2,523,099
Assurant, Inc.	10,347	465,719
Berkshire Hathaway, Inc., Class B(b)	239,958	25,003,624
The Chubb Corp.	34,383	3,009,544
Cincinnati Financial Corp.(a)	19,305	911,003
Genworth Financial, Inc., Class A(b)	64,933	649,330
Hartford Financial Services Group, Inc.	57,401	1,480,946
Lincoln National Corp.(a)	35,776	1,166,655
Loews Corp.	40,834	1,799,554
Marsh & McLennan Cos., Inc.	72,119	2,738,358
MetLife, Inc.	143,853	5,469,291
Principal Financial Group, Inc.(a)	36,322	1,236,038
The Progressive Corp.	73,071	1,846,504
Prudential Financial, Inc.	61,161	3,607,887
Torchmark Corp.	12,356	738,889
The Travelers Cos., Inc.	49,751	4,188,537
Unum Group(a)	35,570	1,004,853
XL Group Plc	38,874	1,177,882

		76,809,812

Internet & Catalog Retail – 1.1%
Amazon.com, Inc.(b)	47,839	12,748,615
Expedia, Inc.(a)	12,294	737,763
Netflix, Inc.(b)	7,362	1,394,437
priceline.com, Inc.(b)	6,560	4,512,821
TripAdvisor, Inc.(b)	14,464	759,649

		20,153,285

Internet Software & Services – 2.1%
Akamai Technologies, Inc.(b)	23,394	825,574
eBay, Inc.(b)	153,499	8,322,716
Google, Inc., Class A(b)	35,131	27,895,068
VeriSign, Inc.(a)(b)	20,116	951,084
Yahoo! Inc.(b)	127,596	3,002,334

		40,996,776

IT Services – 3.7%
Accenture Plc, Class A	84,759	6,439,141
Automatic Data Processing, Inc.	63,796	4,148,016
Cognizant Technology Solutions Corp., Class A(b)	39,691	3,040,728
Computer Sciences Corp.(a)	20,185	993,708
Fidelity National Information Services, Inc.	38,548	1,527,272
Fiserv, Inc.(b)	17,533	1,539,923
International Business Machines Corp.	137,844	29,402,125
MasterCard, Inc., Class A(a)	13,895	7,519,001
Paychex, Inc.(a)	42,590	1,493,631
SAIC, Inc.(a)	37,300	505,415
Teradata Corp.(b)	21,848	1,278,326
Total System Services, Inc.	21,060	521,867
Visa, Inc., Class A	67,862	11,525,682
The Western Union Co.	74,970	1,127,549

		71,062,384

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(a)	15,142	665,339
Mattel, Inc.(a)	45,301	1,983,731

		2,649,070

Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	45,668	1,916,686
Life Technologies Corp.(b)	22,609	1,461,219
PerkinElmer, Inc.	15,012	505,004
Thermo Fisher Scientific, Inc.	47,077	3,600,920
Waters Corp.(b)	11,321	1,063,155

		8,546,984

Machinery – 1.7%
Caterpillar, Inc.	86,170	7,494,205
Cummins, Inc.	23,220	2,689,108
Deere & Co.(a)	51,274	4,408,539
Dover Corp.(a)	23,009	1,676,896
Flowserve Corp.	6,344	1,063,952
Illinois Tool Works, Inc.(a)	54,675	3,331,894
Ingersoll-Rand Plc	36,297	1,996,698
Joy Global, Inc.(a)	13,956	830,661
PACCAR, Inc.(a)	46,484	2,350,231
Pall Corp.(a)	14,606	998,612
Parker Hannifin Corp.	19,613	1,796,159

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	4

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Pentair Ltd., Registered Shares(a)	27,160	$1,432,690
Snap-On, Inc.	7,682	635,301
Stanley Black & Decker, Inc.(a)	21,083	1,707,091
Xylem, Inc.	24,456	674,007

		33,086,044

Media – 3.5%
Cablevision Systems Corp., New York Group, Class A	28,088	420,197
CBS Corp., Class B	77,026	3,596,344
Comcast Corp., Class A	347,317	14,590,787
DIRECTV(b)	75,383	4,267,432
Discovery Communications, Inc., Class A(b)	32,254	2,539,680
Gannett Co., Inc.(a)	30,197	660,408
The Interpublic Group of Cos., Inc.	54,608	711,542
The McGraw-Hill Cos., Inc.(a)	36,923	1,922,950
News Corp., Class A	263,162	8,031,704
Omnicom Group, Inc.(a)	34,426	2,027,691
Scripps Networks Interactive, Class A	11,327	728,779
Time Warner Cable, Inc.	38,902	3,736,926
Time Warner, Inc.	123,022	7,088,528
Viacom, Inc., Class B	59,944	3,690,752
The Walt Disney Co.	237,516	13,490,909
The Washington Post Co., Class B(a)	597	266,859

		67,771,488

Metals & Mining – 0.6%
Alcoa, Inc.	140,565	1,197,614
Allegheny Technologies, Inc.(a)	14,066	446,033
Cliffs Natural Resources, Inc.(a)	19,887	378,052
Freeport-McMoRan Copper & Gold, Inc.	124,895	4,134,024
Newmont Mining Corp.	65,327	2,736,548
Nucor Corp.(a)	41,773	1,927,824
United States Steel Corp.(a)	18,890	368,355

		11,188,450

Multi-Utilities – 1.2%
Ameren Corp.	31,892	1,116,858
CenterPoint Energy, Inc.	56,220	1,347,031
CMS Energy Corp.	34,806	972,480
Consolidated Edison, Inc.(a)	38,515	2,350,570
Dominion Resources, Inc.	75,804	4,410,277
DTE Energy Co.	22,686	1,550,361
Integrys Energy Group, Inc.(a)	10,296	598,815
NiSource, Inc.	40,905	1,200,153
PG&E Corp.(a)	57,686	2,568,758
Public Service Enterprise Group, Inc.(a)	66,535	2,284,812
SCANA Corp.(a)	17,400	890,184
Sempra Energy(a)	29,755	2,378,615
TECO Energy, Inc.(a)	26,911	479,554
Wisconsin Energy Corp.(a)	30,151	1,293,176

		23,441,644

Multiline Retail – 0.8%
Dollar General Corp.(b)	39,781	2,012,123
Dollar Tree, Inc.(b)	29,854	1,445,829
Family Dollar Stores, Inc.	12,597	743,853
JC Penney Co., Inc.(a)	18,688	282,376
Kohl’s Corp.(a)	27,802	1,282,506
Macy’s, Inc.	52,016	2,176,350
Nordstrom, Inc.(a)	19,735	1,089,964
Target Corp.(a)	85,607	5,859,799

		14,892,800

Office Electronics – 0.1%
Xerox Corp.(a)	161,251	1,386,759

Oil, Gas & Consumable Fuels – 8.7%
Anadarko Petroleum Corp.	65,845	5,758,145
Apache Corp.	51,528	3,975,901
Cabot Oil & Gas Corp.	27,670	1,870,769
Chesapeake Energy Corp.(a)	68,458	1,397,228
Chevron Corp.	255,610	30,371,580
ConocoPhillips	160,623	9,653,442
CONSOL Energy, Inc.	30,058	1,011,452
Denbury Resources, Inc.(b)	49,245	918,419
Devon Energy Corp.	49,658	2,801,704
EOG Resources, Inc.	35,745	4,577,862
EQT Corp.	19,791	1,340,840
Exxon Mobil Corp.	589,497	53,119,575
Hess Corp.	39,078	2,798,376
Kinder Morgan, Inc.	83,090	3,213,921
Marathon Oil Corp.	93,080	3,138,658
Marathon Petroleum Corp.	43,629	3,909,158
Murphy Oil Corp.	23,864	1,520,853
Newfield Exploration Co.(b)	17,641	395,511
Noble Energy, Inc.	23,617	2,731,542
Occidental Petroleum Corp.	106,003	8,307,455
Peabody Energy Corp.	35,426	749,260
Phillips 66	81,801	5,723,616
Pioneer Natural Resources Co.(a)	17,406	2,162,696
QEP Resources, Inc.	23,475	747,444
Range Resources Corp.	21,412	1,735,229
Southwestern Energy Co.(b)	46,157	1,719,810
Spectra Energy Corp.	87,867	2,701,910
Tesoro Corp.	18,116	1,060,692
Valero Energy Corp.	72,723	3,308,169
The Williams Cos., Inc.	89,637	3,357,802
WPX Energy, Inc.(b)	26,419	423,232

		166,502,251

Paper & Forest Products – 0.2%
International Paper Co.	58,025	2,702,805
MeadWestvaco Corp.	23,084	837,949

		3,540,754

5	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products – 0.2%
Avon Products, Inc.	56,822	$1,177,920
The Estée Lauder Cos., Inc., Class A	31,549	2,020,083

		3,198,003

Pharmaceuticals – 6.2%
Abbott Laboratories	206,705	7,300,821
AbbVie, Inc.	207,934	8,479,548
Actavis, Inc.(b)	16,807	1,548,093
Allergan, Inc.	40,454	4,515,880
Bristol-Myers Squibb Co.(a)	215,473	8,875,333
Eli Lilly & Co.(a)	131,377	7,460,900
Forest Laboratories, Inc.(b)	30,802	1,171,708
Hospira, Inc.(b)	21,732	713,461
Johnson & Johnson	367,755	29,983,065
Merck & Co., Inc.	397,686	17,589,652
Mylan, Inc.(b)	52,106	1,507,948
Perrigo Co.(a)	11,615	1,379,049
Pfizer, Inc.	945,908	27,298,905

		117,824,363

Professional Services – 0.1%
The Dun & Bradstreet Corp.(a)	5,403	451,961
Equifax, Inc.	15,829	911,592
Robert Half International, Inc.(a)	18,412	691,002

		2,054,555

Real Estate Investment Trusts (REITs) – 2.0%
American Tower Corp.	51,968	3,997,379
Apartment Investment & Management Co., Class A(a)	19,126	586,403
AvalonBay Communities, Inc.	14,991	1,898,910
Boston Properties, Inc.	19,941	2,015,237
Equity Residential	42,171	2,321,935
HCP, Inc.	59,628	2,973,052
Health Care REIT, Inc.	34,302	2,329,449
Host Hotels & Resorts, Inc.(a)	95,549	1,671,152
Kimco Realty Corp.(a)	53,505	1,198,512
Plum Creek Timber Co., Inc.(a)	21,336	1,113,739
ProLogis, Inc.(a)	60,863	2,433,303
Public Storage	18,972	2,889,815
Simon Property Group, Inc.	41,263	6,542,661
Ventas, Inc.	38,439	2,813,735
Vornado Realty Trust	22,273	1,862,914
Weyerhaeuser Co.	71,708	2,250,197

		38,898,393

Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A(b)	39,982	1,009,545

Road & Rail – 0.8%
CSX Corp.	134,388	3,309,976
Norfolk Southern Corp.	41,407	3,191,652
Ryder System, Inc.(a)	6,755	403,611
Union Pacific Corp.	61,745	8,793,106

		15,698,345

Semiconductors & Semiconductor Equipment – 1.9%
Advanced Micro Devices, Inc.(a)(b)	79,792	203,470
Altera Corp.(a)	42,004	1,489,882
Analog Devices, Inc.(a)	40,235	1,870,525
Applied Materials, Inc.(a)	157,809	2,127,265
Broadcom Corp., Class A	68,842	2,386,752
First Solar, Inc.(b)	7,836	211,259
Intel Corp.	650,819	14,220,395
KLA-Tencor Corp.	21,814	1,150,470
Lam Research Corp.(b)	21,407	887,534
Linear Technology Corp.(a)	30,570	1,172,971
LSI Corp.(b)	72,354	490,560
Microchip Technology, Inc.(a)	25,675	943,813
Micron Technology, Inc.(b)	134,322	1,340,534
NVIDIA Corp.	82,237	1,054,278
Teradyne, Inc.(a)(b)	24,978	405,143
Texas Instruments, Inc.	145,410	5,159,147
Xilinx, Inc.	34,386	1,312,514

		36,426,512

Software – 3.2%
Adobe Systems, Inc.(b)	65,599	2,854,212
Autodesk, Inc. (b)	29,516	1,217,240
BMC Software, Inc.(b)	17,342	803,455
CA, Inc.	43,868	1,104,158
Citrix Systems, Inc.(b)	24,510	1,768,642
Electronic Arts, Inc.(b)	39,587	700,690
Intuit, Inc.	36,639	2,405,350
Microsoft Corp.	991,898	28,378,202
Oracle Corp.	485,897	15,713,909
Red Hat, Inc.(b)	25,397	1,284,072
Salesforce.com, Inc.(b)	17,721	3,169,046
Symantec Corp.(b)	90,756	2,239,858

		61,638,834

Specialty Retail – 2.1%
Abercrombie & Fitch Co., Class A	10,482	484,268
AutoNation, Inc.(b)	5,077	222,119
AutoZone, Inc.(b)	4,786	1,898,941
Bed Bath & Beyond, Inc.(b)	29,786	1,918,814
Best Buy Co., Inc.(a)	34,919	773,456
CarMax, Inc.(b)	29,997	1,250,875
GameStop Corp., Class A(a)	15,975	446,821
The Gap, Inc.	39,030	1,381,662
The Home Depot, Inc.	196,700	13,725,726
L Brands, Inc.(a)	31,476	1,405,718
Lowe’s Cos., Inc.	146,090	5,539,733
O’Reilly Automotive, Inc.(b)	14,663	1,503,691
PetSmart, Inc.	14,144	878,342
Ross Stores, Inc.	29,267	1,774,166
Staples, Inc.(a)	88,564	1,189,415
Tiffany & Co.(a)	15,663	1,089,205
TJX Cos., Inc.	95,922	4,484,353
Urban Outfitters, Inc.(b)	14,425	558,824

		40,526,129

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	6

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	36,982	$1,848,730
Fossil, Inc.(b)	7,038	679,871
NIKE, Inc., Class B	95,492	5,634,983
PVH Corp.	10,280	1,098,007
Ralph Lauren Corp.	8,002	1,354,818
VF Corp.(a)	11,596	1,945,229

		12,561,638

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	62,298	538,255
People’s United Financial, Inc.(a)	44,710	600,902

		1,139,157

Tobacco – 1.7%
Altria Group, Inc.	264,488	9,095,742
Lorillard, Inc.	49,963	2,016,007
Philip Morris International, Inc.	216,815	20,100,919
Reynolds American, Inc.	42,378	1,885,397

		33,098,065

Trading Companies & Distributors – 0.2%
Fastenal Co.(a)	35,494	1,822,617
W.W. Grainger, Inc.	7,868	1,770,143

		3,592,760

Wireless Telecommunication Services – 0.3%
Crown Castle International Corp.(b)	38,556	2,685,040
MetroPCS Communications, Inc.(b)	42,084	458,715
Sprint Nextel Corp.(b)	395,938	2,458,775

		5,602,530

Total Long-Term Investments (Cost – $1,294,520,804) – 96.1%		1,839,359,907

Short-Term Securities
Money Market Funds – 9.7%
BlackRock Cash Fund: Institutional, SL Agency Shares,
0.19%(c)(d)(e)	167,730,086	167,730,086
BlackRock Cash Fund: Prime, SL Agency Shares,
0.16%(c)(d)(e)	17,208,043	17,208,043

		184,938,129

	Par (000)
US Treasury Obligations – 0.2%
US Treasury Bill,
0.06%, 6/20/13(f)(g)	$4,254	4,254,411

Total Short-Term Securities (Cost – $189,192,540) – 9.9%		189,192,540

Total Investments (Cost – $1,483,713,344*) – 106.0%		2,028,552,447
Liabilities in Excess of Other Assets – (6.0)%		(115,707,365)

Net Assets – 100.0%		$1,912,845,082

**	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,537,238,847

Gross unrealized appreciation	$664,509,542
Gross unrealized depreciation	(173,195,942)

Net unrealized appreciation	$491,313,600

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

7	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2012	Shares Purchased		Shares Sold	Shares held at March 31, 2013	Value at March 31, 2013	Income	Realized Gain
BlackRock, Inc.	16,465	79		–	16,544	$4,249,823	$27,661	–
BlackRock Cash Fund: Institutional, SL Agency Shares	132,083,169	35,646,917	[1]	–	167,730,086	$167,730,086	$131,598	–
BlackRock Cash Fund: Prime, SL Agency Shares	22,497,136	–		(5,289,093)[2]	17,208,043	$17,208,043	$16,391	–
The PNC Financial Services Group, Inc.	69,347	161		–	69,508	$4,622,282	$27,739	–

[1]	Represents net shares purchased.

[2]	Represents net shares sold.

(d)	Represents the current yield as of report date.

(e)	All or a portion of security was purchased with the cash collateral from loaned securities.

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Financial futures contracts as of March 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
941	S&P 500 E-Mini	Chicago Mercantile	June 2013	$73,525,035	$1,265,733

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access.

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013	8

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,839,359,907	–	–	$1,839,359,907
Short-Term Securities:
Money Market Funds	184,938,129	–	–	184,938,129
US Treasury Obligations	–	$4,254,411	–	4,254,411

Total	$2,024,298,036	$4,254,411	–	$2,028,552,447

[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$1,265,733	–	–	$1,265,733

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of March 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$338,678	–	–	$338,678
Liabilities:
Collateral on securities loaned at value	–	$(117,989,055)	–	(117,989,055)

Total	$338,678	$(117,989,055)	–	$(117,650,377)

There were no transfers between levels during the period ended March 31, 2013.

9	MASTER INVESTMENT PORTFOLIO	MARCH 31, 2013

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group
(Registrant)

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Chief Executive Officer
Date:	May 24, 2013

By:	/s/ Elizabeth Strouse
Principal Financial Officer
Date:	May 24, 2013